GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 82.1%
Argentina – 0.1%
4,279	Banco Macro SA ADR (Banks)	$ 131,237
11,142	Grupo Financiero Galicia SA ADR (Banks)	159,888

		291,125

Australia – 0.8%
1,696	AGL Energy Ltd. (Multi-Utilities)	22,508
1,395	ALS Ltd. (Professional Services)	8,915
695	Ansell Ltd. (Health Care Equipment & Supplies)	14,690
2,731	APA Group (Gas Utilities)	20,506
5,933	Appen Ltd. (IT Services)	97,816
178	ASX Ltd. (Capital Markets)	10,070
5,779	Aurizon Holdings Ltd. (Road & Rail)	20,715
12,695	AusNet Services (Electric Utilities)	14,960
438	Bank of Queensland Ltd. (Banks)	2,227
67,226	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	117,266
387	Bendigo & Adelaide Bank Ltd. (Banks)	2,672
296	BHP Group Ltd. (Metals & Mining)	7,591
776	BlueScope Steel Ltd. (Metals & Mining)	7,263
1,440	Boral Ltd. (Construction Materials)	4,746
2,049	Brambles Ltd. (Commercial Services & Supplies)	17,114
2,630	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	59,974
24,488	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	208,943
264	CIMIC Group Ltd. (Construction & Engineering)	5,108
1,184	Coca-Cola Amatil Ltd. (Beverages)	9,408
40	Cochlear Ltd. (Health Care Equipment & Supplies)	6,371
275	Coles Group Ltd. (Food & Staples Retailing)	3,018
381	Computershare Ltd. (IT Services)	4,499
1,729	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	13,441
5,897	CSL Ltd. (Biotechnology)	1,212,828
14,377	Dexus (Equity Real Estate Investment Trusts (REITs))	121,315
26,385	Downer EDI Ltd. (Commercial Services & Supplies)	129,248
2,037	Fortescue Metals Group Ltd. (Metals & Mining)	15,090

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
12,084	Goodman Group (Equity Real Estate Investment Trusts (REITs))	$ 119,630
6,261	Incitec Pivot Ltd. (Chemicals)	13,594
654	LendLease Group (Real Estate Management & Development)	7,855
62	Macquarie Group Ltd. (Capital Markets)	5,924
95	Magellan Financial Group Ltd. (Capital Markets)	4,184
2,223	Medibank Pvt. Ltd. (Insurance)	4,568
18,598	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	41,956
408	National Australia Bank Ltd. (Banks)	6,969
618	Newcrest Mining Ltd. (Metals & Mining)	12,372
92,171	Nine Entertainment Co. Holdings Ltd. (Media)	114,005
18,865	Northern Star Resources Ltd. (Metals & Mining)	162,506
1,156	Orica Ltd. (Chemicals)	17,465
1,057	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	5,718
3,119	Orora Ltd. (Containers & Packaging)	6,658
74,773	Perenti Global Ltd. (Metals & Mining)	75,796
1,272	QBE Insurance Group Ltd. (Insurance)	11,579
3,560	Qube Holdings Ltd. (Transportation Infrastructure)	8,115
184	Ramsay Health Care Ltd. (Health Care Providers & Services)	9,679
135	Rio Tinto Ltd. (Metals & Mining)	8,760
2,699	Santos Ltd. (Oil, Gas & Consumable Fuels)	15,491
59,200	Saracen Mineral Holdings Ltd.* (Metals & Mining)	159,561
5,591	Scentre Group (Equity Real Estate Investment Trusts (REITs))	14,346
327	SEEK Ltd. (Professional Services)	4,903
9,421	Seven Network Ltd. (Trading Companies & Distributors)	125,483
2,887	Shopping Centres Australasia Property Group (Equity Real Estate Investment Trusts (REITs))	5,560
466	Sonic Healthcare Ltd. (Health Care Providers & Services)	9,768
2,731	South32 Ltd. (Metals & Mining)	4,686
9,951	Spark Infrastructure Group (Electric Utilities)	14,566

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
942	Suncorp Group Ltd. (Insurance)	$ 8,047
16,891	Super Retail Group Ltd. (Specialty Retail)	105,169
2,541	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	7,909
7,919	Telstra Corp. Ltd. (Diversified Telecommunication Services)	20,193
32,485	The GPT Group (Equity Real Estate Investment Trusts (REITs))	129,618
3,402	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	9,395
831	Transurban Group (Transportation Infrastructure)	8,662
461	Treasury Wine Estates Ltd. (Beverages)	3,960
7,544	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	12,733
324	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	4,616
7,648	Wesfarmers Ltd. (Multiline Retail)	229,455
566	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	12,967
1,072	Woolworths Group Ltd. (Food & Staples Retailing)	29,774
505	Worley Ltd. (Energy Equipment & Services)	5,048

		3,737,545

Austria – 0.1%
335	ANDRITZ AG (Machinery)	13,181
3,159	BAWAG Group AG*(a) (Banks)	136,535
2,260	CA Immobilien Anlagen AG (Real Estate Management & Development)	99,436
3,572	IMMOFINANZ AG* (Real Estate Management & Development)	99,236
564	OMV AG (Oil, Gas & Consumable Fuels)	28,027
569	Raiffeisen Bank International AG (Banks)	12,961
4,949	S&T AG (Technology Hardware, Storage & Peripherals)	132,857
584	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	15,764
457	voestalpine AG (Metals & Mining)	11,067

		549,064

Shares	Description	Value

Common Stocks – (continued)
Belgium – 0.2%
76	Ackermans & van Haaren NV (Diversified Financial Services)	$ 12,174
589	Ageas (Insurance)	32,478
269	Colruyt SA (Food & Staples Retailing)	13,470
64	Galapagos NV* (Biotechnology)	14,304
151	Groupe Bruxelles Lambert SA (Diversified Financial Services)	15,175
9,499	KBC Group NV (Banks)	696,992
6,410	Proximus SADP (Diversified Telecommunication Services)	182,634
232	Sofina SA (Diversified Financial Services)	53,076
124	Solvay SA (Chemicals)	12,852
421	UCB SA (Pharmaceuticals)	38,741

		1,071,896

Brazil – 0.6%
400	Ambev SA (Beverages)	1,667
47,414	Ambev SA ADR (Beverages)	197,242
5,449	B3 SA - Brasil Bolsa Balcao (Capital Markets)	61,328
50,424	Banco do Brasil SA (Banks)	571,517
2,164	BR Malls Participacoes SA (Real Estate Management & Development)	9,298
25,635	BRF SA* (Food Products)	182,868
373	Centrais Eletricas Brasileiras SA (Electric Utilities)	3,416
327	Centrais Eletricas Brasilier Receipt* ()	2,995
300	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	4,273
1,500	Cia Siderurgica Nacional SA (Metals & Mining)	4,518
7,929	Cosan SA (Oil, Gas & Consumable Fuels)	147,560
600	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	7,292
985	Equatorial Energia SA (Electric Utilities)	5,483
10,145	Even Construtora e Incorporadora SA* (Household Durables)	39,631
700	Hypera SA (Pharmaceuticals)	5,814
700	IRB Brasil Resseguros S/A (Insurance)	7,328
44,489	JBS SA (Food Products)	286,510
670	Lojas Renner SA (Multiline Retail)	8,988
3,964	Magazine Luiza SA (Multiline Retail)	51,649
63,600	Marfrig Global Foods SA* (Food Products)	162,913

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
32,400	Minerva SA* (Food Products)	$ 90,256
600	Natura & Co. Holding SA (Personal Products)	6,666
200	Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	3,279
8,974	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Providers & Services)	86,878
64,012	TIM Participacoes SA (Wireless Telecommunication Services)	250,362
47,105	Vale SA (Metals & Mining)	552,928
894	WEG SA (Electrical Equipment)	8,227
700	YDUQS Part (Diversified Consumer Services)	8,616

		2,769,502

Cambodia – 0.0%
44,000	NagaCorp Ltd. (Hotels, Restaurants & Leisure)	62,064

Canada – 2.8%
562	Agnico Eagle Mines Ltd. (Metals & Mining)	34,737
2,899	Air Canada* (Airlines)	97,108
15,900	Alacer Gold Corp.* (Metals & Mining)	74,730
2,352	Algonquin Power & Utilities Corp. (Multi-Utilities)	36,007
316	Alimentation Couche-Tard, Inc. Class B (Food & Staples Retailing)	10,561
3,200	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	133,523
793	AltaGas Ltd. (Gas Utilities)	12,769
6,300	ATS Automation Tooling Systems, Inc.* (Machinery)	96,780
120	Bank of Montreal (Banks)	9,152
1,305	Barrick Gold Corp. (Metals & Mining)	24,169
4,760	BCE, Inc. (Diversified Telecommunication Services)	224,296
9,370	Brookfield Asset Management, Inc. Class A (Capital Markets)	573,537
4,115	CAE, Inc. (Aerospace & Defense)	122,044
116,077	Cameco Corp. (Oil, Gas & Consumable Fuels)	936,729
3,756	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	160,639
4,517	Canadian Imperial Bank of Commerce (Banks)	368,350
8,563	Canadian National Railway Co. (Road & Rail)	800,127

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
146	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	$ 4,106
3,784	Canadian Pacific Railway Ltd. (Road & Rail)	1,005,818
91	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	9,759
6,100	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	166,904
887	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	7,721
459	CGI, Inc.* (IT Services)	35,145
337	CI Financial Corp. (Capital Markets)	5,905
9	Constellation Software, Inc. (Software)	9,460
9,036	Dollarama, Inc. (Multiline Retail)	307,869
770	Emera, Inc. (Electric Utilities)	34,305
4,564	Empire Co. Ltd. Class A (Food & Staples Retailing)	105,875
506	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	20,574
28,567	Enerplus Corp. (Oil, Gas & Consumable Fuels)	145,701
11	Fairfax Financial Holdings Ltd. (Insurance)	4,922
922	Finning International, Inc. (Trading Companies & Distributors)	15,947
968	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	15,850
480	First Quantum Minerals Ltd. (Metals & Mining)	3,758
850	Fortis, Inc. (Electric Utilities)	37,073
1,258	George Weston Ltd. (Food & Staples Retailing)	101,380
8,029	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	222,475
1,700	Granite Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	91,860
1,501	Great-West Lifeco, Inc. (Insurance)	38,892
1,380	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	22,305
21,840	Hudbay Minerals, Inc. (Metals & Mining)	67,002
1,294	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	8,419
2,112	Hydro One Ltd.(a) (Electric Utilities)	42,929
157	iA Financial Corp., Inc. (Insurance)	8,640
832	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	19,728

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
249	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	$ 4,149
8,200	Interfor Corp.* (Paper & Forest Products)	86,808
12,619	International Petroleum Corp.* (Oil, Gas & Consumable Fuels)	44,946
4,700	Keyera Corp. (Oil, Gas & Consumable Fuels)	122,632
1,500	Kinaxis, Inc.* (Software)	124,543
6,506	Kinross Gold Corp.* (Metals & Mining)	32,987
894	Loblaw Cos. Ltd. (Food & Staples Retailing)	46,774
23,671	Lundin Mining Corp. (Metals & Mining)	124,132
1,837	Magna International, Inc. (Auto Components)	93,127
26,898	Manulife Financial Corp. (Insurance)	523,976
118	Methanex Corp. (Chemicals)	3,826
762	Metro, Inc. (Food & Staples Retailing)	31,064
153	National Bank of Canada (Banks)	8,489
2,900	Northview Apartment Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	67,296
2,330	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	211,401
140	Nutrien Ltd. (Chemicals)	5,976
248	Onex Corp. (Diversified Financial Services)	15,910
443	Open Text Corp. (Software)	19,937
7,200	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	113,979
468	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels)	16,285
115	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	4,404
6,309	Power Corp. of Canada (Insurance)	157,415
4,576	Power Financial Corp. (Insurance)	118,774
532	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	5,833
194	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	11,836
1,014	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	20,810
7,671	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	323,870
628	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	31,443

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
376	Royal Bank of Canada (Banks)	$ 29,713
243	Saputo, Inc. (Food Products)	7,466
1,069	Shaw Communications, Inc. Class B (Media)	20,889
2,695	Shopify, Inc. Class A* (IT Services)	1,254,954
7,833	SSR Mining, Inc.* (Metals & Mining)	143,473
4,100	Stantec, Inc. (Professional Services)	121,909
55	Sun Life Financial, Inc. (Insurance)	2,586
17,393	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	531,621
188	TC Energy Corp. (Oil, Gas & Consumable Fuels)	10,309
170	Teck Resources Ltd. Class B (Metals & Mining)	2,197
766	TELUS Corp. (Diversified Telecommunication Services)	30,706
3,800	TFI International, Inc. (Road & Rail)	121,690
84	The Bank of Nova Scotia (Banks)	4,588
2,900	The Descartes Systems Group, Inc.* (Software)	130,011
4,400	The Stars Group, Inc.* (Hotels, Restaurants & Leisure)	104,996
94	The Toronto-Dominion Bank (Banks)	5,195
3,243	Thomson Reuters Corp. (Professional Services)	260,709
89	TMX Group Ltd. (Capital Markets)	8,235
14,000	TORC Oil & Gas Ltd. (Oil, Gas & Consumable Fuels)	40,623
2,126	Toromont Industries Ltd. (Trading Companies & Distributors)	109,481
768	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	7,747
504	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	7,274
125	Waste Connections, Inc. (Commercial Services & Supplies)	12,048
202	West Fraser Timber Co. Ltd. (Paper & Forest Products)	8,093
49,415	Wheaton Precious Metals Corp. (Metals & Mining)	1,455,266
344	WSP Global, Inc. (Construction & Engineering)	24,447

		13,104,428

Chile – 0.1%
8,159	Aguas Andinas SA Class A (Water Utilities)	3,058
1,906	Banco de Chile (Banks)	188
2,725	Cencosud SA (Food & Staples Retailing)	3,369

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
670	Cia Cervecerias Unidas SA (Beverages)	$ 5,915
3,212	Empresas CMPC SA (Paper & Forest Products)	7,363
506	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	4,514
1,102,041	Enel Americas SA (Electric Utilities)	216,883
55,314	Enel Chile SA (Electric Utilities)	5,246
904,523	Itau CorpBanca (Banks)	4,397
250	Latam Airlines Group SA (Airlines)	2,076
1,091	Parque Arauco SA (Real Estate Management & Development)	2,495

		255,504

China – 2.8%
299	58.Com, Inc. ADR* (Interactive Media & Services)	16,630
1,223,224	Agricultural Bank of China Ltd. Class H (Banks)	472,261
7,888	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	1,629,582
54,489	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	347,786
58,535	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	509,616
181	Autohome, Inc. ADR* (Interactive Media & Services)	13,843
11,128	Baidu, Inc. ADR* (Interactive Media & Services)	1,374,976
1,812,037	Bank of China Ltd. Class H (Banks)	700,944
231,363	Bank of Communications Co. Ltd. Class H (Banks)	148,203
28,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	22,552
59,000	CGN Power Co. Ltd. Class H(a) (Independent Power and Renewable Electricity Producers)	14,479
144,802	China Aoyuan Group Ltd. (Real Estate Management & Development)	192,971
399,011	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	79,803
19,000	China CITIC Bank Corp. Ltd. Class H (Banks)	9,918
15,541	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	10,983

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
6,000	China Conch Venture Holdings Ltd. (Machinery)	$ 26,680
63,515	China Construction Bank Corp. Class H (Banks)	48,115
303,709	China Everbright Bank Co. Ltd. Class H (Banks)	121,840
183,662	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	91,096
178,425	China Huarong Asset Management Co. Ltd. Class H(a) (Capital Markets)	23,424
121,033	China Life Insurance Co. Ltd. Class H (Insurance)	289,031
83,532	China Medical System Holdings Ltd. (Pharmaceuticals)	111,174
2,000	China Mengniu Dairy Co. Ltd.* (Food Products)	7,335
1,000	China Merchants Bank Co. Ltd. Class H (Banks)	4,822
392,933	China Minsheng Banking Corp. Ltd. Class H (Banks)	274,316
344,370	China National Building Material Co. Ltd. Class H (Construction Materials)	329,199
121,695	China Oilfield Services Ltd. Class H (Energy Equipment & Services)	176,577
61,265	China Oriental Group Co. Ltd. (Metals & Mining)	21,045
1,600	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	5,337
55,726	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	29,347
23,444	China Railway Group Ltd. Class H (Construction & Engineering)	12,858
34,500	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	60,628
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	35,675
123,632	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	48,103
42,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	8,682
50,000	China Yuhua Education Corp. Ltd.(a) (Diversified Consumer Services)	34,625
4,500	CITIC Securities Co. Ltd. Class H (Capital Markets)	8,646
67,136	Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	216,894
11,000	CRRC Corp. Ltd. Class H (Machinery)	7,253

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
16,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	$ 11,956
1,300	ENN Energy Holdings Ltd. (Gas Utilities)	15,112
55,500	Great Wall Motor Co. Ltd. Class H (Automobiles)	36,672
5,755	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	5,768
94,318	Haitong Securities Co. Ltd. Class H (Capital Markets)	91,146
16,000	Huaneng Power International, Inc. Class H (Independent Power and Renewable Electricity Producers)	7,551
4,600	Huatai Securities Co. Ltd. Class H(a) (Capital Markets)	7,220
436,011	Industrial and Commercial Bank of China Ltd. Class H (Banks)	289,412
14,745	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	555,739
2,330	JinkoSolar Holding Co. Ltd. ADR* (Semiconductors & Semiconductor Equipment)	43,571
126	JOYY, Inc. ADR* (Interactive Media & Services)	7,627
64,725	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	189,021
2,500	Longfor Group Holdings Ltd.(a) (Real Estate Management & Development)	10,550
27,200	Meituan Dianping Class B* (Internet & Direct Marketing Retail)	344,348
1,909	NetEase, Inc. ADR (Entertainment)	612,331
63,026	New China Life Insurance Co. Ltd. Class H (Insurance)	235,099
1,565	New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	190,226
26,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	11,464
14,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	14,972
500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	5,654
86,000	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	53,513
15,000	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	27,389
74,299	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	241,764

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
53,215	Sinotruk Hong Kong Ltd. (Machinery)	$ 91,372
266	TAL Education Group ADR* (Diversified Consumer Services)	13,273
40,438	Tencent Holdings Ltd. (Interactive Media & Services)	1,928,495
721,119	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	258,015
91,996	Tianneng Power International Ltd. (Auto Components)	61,583
4,000	Tingyi Cayman Islands Holding Corp. (Food Products)	6,748
371	Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	11,920
2,000	Tsingtao Brewery Co. Ltd. Class H (Beverages)	11,062
3,360	Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	42,773
15,000	Want Want China Holdings Ltd. (Food Products)	12,382
66	Weibo Corp. ADR* (Interactive Media & Services)	2,813
122,137	Weichai Power Co. Ltd. Class H (Machinery)	213,829
62,500	Yanzhou Coal Mining Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	46,115
20,960	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H(a) (Pharmaceuticals)	120,129
3,000	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Electrical Equipment)	10,102
97,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H (Machinery)	71,805

		13,447,770

Colombia – 0.1%
4,073	Bancolombia SA ADR (Banks)	213,710
8,499	Ecopetrol SA (Oil, Gas & Consumable Fuels)	7,903
6,339	Ecopetrol SA ADR (Oil, Gas & Consumable Fuels)	117,272
1,270	Grupo Argos SA (Construction Materials)	6,491
558	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	5,221
1,554	Interconexion Electrica SA ESP (Electric Utilities)	8,542

		359,139

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Czech Republic – 0.0%
569	CEZ AS (Electric Utilities)	$ 12,460
176	Komercni banka AS (Banks)	6,049

		18,509

Denmark – 0.5%
11	AP Moller - Maersk A/S Class B (Marine)	13,153
2,709	Carlsberg A/S Class B (Beverages)	395,605
206	Coloplast A/S Class B (Health Care Equipment & Supplies)	25,973
139	Danske Bank A/S (Banks)	2,320
6,712	DSV PANALPINA A/S (Air Freight & Logistics)	728,713
46	Genmab A/S* (Biotechnology)	10,589
325	GN Store Nord A/S (Health Care Equipment & Supplies)	16,120
773	ISS A/S (Commercial Services & Supplies)	18,780
13,213	Novo Nordisk A/S Class B (Pharmaceuticals)	804,297
623	Orsted A/S(a) (Electric Utilities)	67,952
253	Pandora A/S (Textiles, Apparel & Luxury Goods)	13,120
2,014	Royal Unibrew A/S (Beverages)	191,468

		2,288,090

Finland – 0.1%
1,233	Elisa Oyj (Diversified Telecommunication Services)	74,283
1,371	Fortum Oyj (Electric Utilities)	33,178
252	Huhtamaki Oyj (Containers & Packaging)	11,200
853	Kesko Oyj Class B (Food & Staples Retailing)	57,668
538	Kone Oyj Class B (Machinery)	34,762
3,145	Metso Oyj (Machinery)	111,600
2,153	Neste Oyj (Oil, Gas & Consumable Fuels)	85,673
2,952	Nokia Oyj (Communications Equipment)	11,491
491	Nokian Renkaat Oyj (Auto Components)	13,238
1,349	Stora Enso Oyj Class R (Paper & Forest Products)	17,511
942	UPM-Kymmene Oyj (Paper & Forest Products)	29,681
535	Wartsila Oyj Abp (Machinery)	6,571

		486,856

Shares	Description	Value

Common Stocks – (continued)
France – 3.4%
50	Aeroports de Paris (Transportation Infrastructure)	$ 9,460
37,923	Air France-KLM* (Airlines)	351,324
8,512	Air Liquide SA (Chemicals)	1,230,745
875	Alstom SA (Machinery)	46,375
75	Amundi SA(a) (Capital Markets)	6,071
1,338	Arkema SA (Chemicals)	122,600
179	Atos SE (IT Services)	14,844
1,323	AXA SA (Insurance)	35,181
29	BioMerieux (Health Care Equipment & Supplies)	2,874
16,036	BNP Paribas SA (Banks)	850,991
2,966	Bollore SA (Entertainment)	12,049
935	Bouygues SA (Construction & Engineering)	36,942
719	Bureau Veritas SA (Professional Services)	19,812
329	Capgemini SE (IT Services)	40,859
41,439	Carrefour SA (Food & Staples Retailing)	701,218
267	Cie de Saint-Gobain (Building Products)	10,074
449	Cie Generale des Etablissements Michelin SCA (Auto Components)	52,094
3,193	CNP Assurances (Insurance)	57,475
1,407	Covivio (Equity Real Estate Investment Trusts (REITs))	166,961
1,738	Credit Agricole SA (Banks)	23,481
16,669	Danone SA (Food Products)	1,333,927
3	Dassault Aviation SA (Aerospace & Defense)	3,653
2,172	Dassault Systemes SE (Software)	376,003
311	Eiffage SA (Construction & Engineering)	36,049
1,547	Electricite de France SA (Electric Utilities)	19,098
32,862	Engie SA (Multi-Utilities)	565,664
9,060	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	1,341,410
178	Eurazeo SE (Diversified Financial Services)	12,739
110	Faurecia SE (Auto Components)	5,241
368	Gecina SA (Equity Real Estate Investment Trusts (REITs))	69,545
198	Hermes International (Textiles, Apparel & Luxury Goods)	147,852
1,179	ICADE (Equity Real Estate Investment Trusts (REITs))	131,803
554	Imerys SA (Construction Materials)	23,916
2,202	Ingenico Group SA (Electronic Equipment, Instruments & Components)	256,077

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
44	Ipsen SA (Pharmaceuticals)	$ 3,265
148	Kering SA (Textiles, Apparel & Luxury Goods)	90,431
468	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	15,908
3,118	Korian SA (Health Care Providers & Services)	142,245
1,795	L’Oreal SA (Personal Products)	499,271
1,241	Lagardere SCA (Media)	23,556
4,917	Legrand SA (Electrical Equipment)	393,417
4,028	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,754,082
2,498	Natixis SA (Capital Markets)	10,549
1,915	Orange SA (Diversified Telecommunication Services)	27,070
1,301	Orpea (Health Care Providers & Services)	169,383
7,565	Pernod Ricard SA (Beverages)	1,309,780
2,382	Peugeot SA (Automobiles)	49,046
266	Publicis Groupe SA (Media)	11,792
189	Renault SA (Automobiles)	7,392
13,513	Rexel SA (Trading Companies & Distributors)	161,644
2,833	Rubis SCA (Gas Utilities)	174,987
84	Safran SA (Aerospace & Defense)	13,544
235	Sanofi (Pharmaceuticals)	22,663
11,916	Schneider Electric SE (Electrical Equipment)	1,188,341
789	SCOR SE (Insurance)	33,535
347	Societe Generale SA (Banks)	11,229
18	Sodexo SA (Hotels, Restaurants & Leisure)	1,885
838	Sopra Steria Group (IT Services)	133,781
5,953	SPIE SA (Commercial Services & Supplies)	115,319
2,160	Suez (Multi-Utilities)	35,447
108	Teleperformance (Professional Services)	27,097
25,079	TOTAL SA (Oil, Gas & Consumable Fuels)	1,221,114
51	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts (REITs))	6,934
310	Valeo SA (Auto Components)	9,207
8,449	Veolia Environnement SA (Multi-Utilities)	249,249
676	Vinci SA (Construction & Engineering)	74,893
992	Vivendi SA (Entertainment)	27,131
37	Wendel SA (Diversified Financial Services)	4,936

		16,134,530

Shares	Description	Value

Common Stocks – (continued)
Germany – 2.9%
1,923	adidas AG (Textiles, Apparel & Luxury Goods)	$ 607,887
768	Allianz SE (Insurance)	183,355
7,348	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	145,777
27,691	BASF SE (Chemicals)	1,869,050
22,641	Bayer AG (Pharmaceuticals)	1,817,064
128	Bayerische Motoren Werke AG (Automobiles)	9,118
6,887	Beiersdorf AG (Personal Products)	782,134
293	Brenntag AG (Trading Companies & Distributors)	15,163
62	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	7,570
18,218	CECONOMY AG* (Specialty Retail)	94,168
1,170	Commerzbank AG (Banks)	6,714
949	CompuGroup Medical SE (Health Care Technology)	62,623
108	Continental AG (Auto Components)	12,325
750	Covestro AG(a) (Chemicals)	31,607
214	Daimler AG (Automobiles)	9,910
104	Delivery Hero SE*(a) (Internet & Direct Marketing Retail)	8,002
734	Deutsche Bank AG (Capital Markets)	6,715
2,543	Deutsche Boerse AG (Capital Markets)	412,789
1,177	Deutsche Lufthansa AG (Airlines)	17,930
28,958	Deutsche Post AG (Air Freight & Logistics)	1,010,341
1,463	Deutsche Telekom AG (Diversified Telecommunication Services)	23,694
273	Deutsche Wohnen SE (Real Estate Management & Development)	11,551
12,839	Deutz AG (Machinery)	67,054
531	Evonik Industries AG (Chemicals)	14,551
4,181	Evotec SE* (Life Sciences Tools & Services)	112,050
255	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	18,966
447	GEA Group AG (Machinery)	13,384
528	Hannover Rueck SE (Insurance)	102,520
200	HeidelbergCement AG (Construction Materials)	13,488
2,958	HelloFresh SE* (Internet & Direct Marketing Retail)	70,532
32	HOCHTIEF AG (Construction & Engineering)	3,701

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
136	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	$ 6,425
12,280	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	263,811
345	K&S AG (Chemicals)	3,348
226	LANXESS AG (Chemicals)	13,554
1,794	LEG Immobilien AG (Real Estate Management & Development)	221,272
3,985	Merck KGaA (Pharmaceuticals)	510,994
1,466	MTU Aero Engines AG (Aerospace & Defense)	444,000
1,386	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	408,648
341	OSRAM Licht AG (Electrical Equipment)	17,113
20,429	ProSiebenSat.1 Media SE (Media)	271,541
212	Puma SE (Textiles, Apparel & Luxury Goods)	16,975
1,500	Rheinmetall AG (Industrial Conglomerates)	160,418
16,699	SAP SE (Software)	2,174,730
2,524	Scout24 AG(a) (Interactive Media & Services)	173,486
11,629	Siemens AG (Industrial Conglomerates)	1,434,299
252	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	11,843
902	Sixt SE (Road & Rail)	90,899
1,483	Stroeer SE & Co. KGaA (Media)	117,709
237	Symrise AG (Chemicals)	24,353
576	Talanx AG* (Insurance)	28,745
1,075	Uniper SE (Independent Power and Renewable Electricity Producers)	35,218
155	United Internet AG (Diversified Telecommunication Services)	5,011
667	Vonovia SE (Real Estate Management & Development)	38,070
189	Zalando SE*(a) (Internet & Direct Marketing Retail)	9,049

		14,043,244

Greece – 0.0%
5,795	Eurobank Ergasias SA* (Banks)	5,317
249	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	3,719
188	JUMBO SA (Specialty Retail)	3,830

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
229	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	$ 4,862
745	National Bank of Greece SA* (Banks)	2,365
513	OPAP SA (Hotels, Restaurants & Leisure)	6,388

		26,481

Hong Kong – 1.4%
183,708	AIA Group Ltd. (Insurance)	1,820,353
900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	12,127
3,000	Beijing Enterprises Holdings Ltd. (Gas Utilities)	13,117
16,000	Beijing Enterprises Water Group Ltd. (Water Utilities)	7,116
53,105	Bosideng International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	17,459
6,000	Cafe de Coral Holdings Ltd. (Hotels, Restaurants & Leisure)	13,462
9,000	Champion REIT (Equity Real Estate Investment Trusts (REITs))	5,401
6,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	4,011
183,290	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	281,948
195,807	China Mobile Ltd. (Wireless Telecommunication Services)	1,609,465
27,301	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	87,757
4,000	China Resources Beer Holdings Co. Ltd. (Beverages)	18,507
4,000	China Resources Gas Group Ltd. (Gas Utilities)	21,082
2,000	China Resources Land Ltd. (Real Estate Management & Development)	8,320
9,500	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	7,948
10,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	13,425
404,892	China South City Holdings Ltd. (Real Estate Management & Development)	45,071

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
265,363	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	$ 221,371
456,322	CITIC Ltd. (Industrial Conglomerates)	516,003
500	CK Asset Holdings Ltd. (Real Estate Management & Development)	3,194
1,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	8,836
7,500	CLP Holdings Ltd. (Electric Utilities)	77,997
316,560	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	473,902
1,100	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	5,665
28,000	First Pacific Co. Ltd. (Diversified Financial Services)	8,789
8,000	Guangdong Investment Ltd. (Water Utilities)	16,237
3,000	Haier Electronics Group Co. Ltd. (Household Durables)	9,011
4,000	Hang Lung Group Ltd. (Real Estate Management & Development)	9,885
6,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	12,534
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	4,490
3,183	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	6,091
1,500	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	7,962
113,000	Huishan Dairy(b) (Food Products)	—
16,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	59,728
200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	11,148
300	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	9,180
7,000	Kerry Properties Ltd. (Real Estate Management & Development)	19,525
22,000	Kunlun Energy Co. Ltd. (Gas Utilities)	17,041
42,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	27,405
21,500	Link REIT (Equity Real Estate Investment Trusts (REITs))	217,419

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
24,400	Man Wah Holdings Ltd. (Household Durables)	$ 16,822
13,000	Melco International Development Ltd. (Hotels, Restaurants & Leisure)	28,076
1,337	MTR Corp. Ltd. (Road & Rail)	7,499
4,071	New World Development Co. Ltd. (Real Estate Management & Development)	5,085
7,945	NWS Holdings Ltd. (Industrial Conglomerates)	10,209
30,000	PCCW Ltd. (Diversified Telecommunication Services)	17,669
2,500	Power Assets Holdings Ltd. (Electric Utilities)	18,049
27	RenaissanceRe Holdings Ltd. (Insurance)	5,115
26,518	Shimao Property Holdings Ltd. (Real Estate Management & Development)	85,573
200,470	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	264,736
5,467	Sino Land Co. Ltd. (Real Estate Management & Development)	7,451
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	6,965
4,500	Swire Pacific Ltd. Class A (Real Estate Management & Development)	39,513
15,000	Swire Pacific Ltd. Class B (Real Estate Management & Development)	21,209
5,000	Swire Properties Ltd. (Real Estate Management & Development)	15,522
500	Techtronic Industries Co. Ltd. (Machinery)	3,990
4,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	9,881
10,000	WH Group Ltd.(a) (Food Products)	9,411
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	5,164
1,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	6,087
4,000	Xinyi Glass Holdings Ltd. (Auto Components)	5,013
36,044	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	100,221

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
166,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	$ 33,228

		6,452,470

Hungary – 0.0%
775	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	6,573
130	OTP Bank Nyrt (Banks)	6,022
406	Richter Gedeon Nyrt (Pharmaceuticals)	8,728

		21,323

India – 0.9%
2,107	Ambuja Cements Ltd. (Construction Materials)	6,025
225	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	5,220
267	Asian Paints Ltd. (Chemicals)	6,709
650	Aurobindo Pharma Ltd. (Pharmaceuticals)	4,385
661	Axis Bank Ltd. (Banks)	6,747
237	Bajaj Auto Ltd. (Automobiles)	10,533
58	Bajaj Finserv Ltd. (Insurance)	7,646
4,263	Bata India Ltd. (Textiles, Apparel & Luxury Goods)	107,506
3,606	Bharti Airtel Ltd.* (Wireless Telecommunication Services)	25,088
13,764	Bharti Infratel Ltd. (Diversified Telecommunication Services)	47,894
229	Britannia Industries Ltd. (Food Products)	10,246
1,469	Cipla Ltd. (Pharmaceuticals)	9,175
857	Coal India Ltd. (Oil, Gas & Consumable Fuels)	2,175
1,885	Dabur India Ltd. (Personal Products)	13,075
302	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	13,216
5,624	Federal Bank Ltd. (Banks)	7,179
2,646	GAIL India Ltd. (Gas Utilities)	4,461
451	Havells India Ltd. (Electrical Equipment)	3,806
2,183	HCL Technologies Ltd. (IT Services)	18,092
2,200	HDFC Asset Management Co. Ltd.(a) (Capital Markets)	97,520
12,543	HDFC Bank Ltd. ADR (Banks)	718,463
40	Hero MotoCorp Ltd. (Automobiles)	1,397
1,391	Hindalco Industries Ltd. (Metals & Mining)	3,670
11,155	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	36,373

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
306	Hindustan Unilever Ltd. (Household Products)	$ 8,705
12,859	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	434,583
11,556	Indiabulls Housing Finance Ltd. (Thrifts & Mortgage Finance)	49,506
2,006	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,186
55,000	Indraprastha Gas Ltd. (Gas Utilities)	390,560
8,985	Infosys Ltd. (IT Services)	98,120
2,666	ITC Ltd. (Tobacco)	8,776
15,945	Just Dial Ltd.* (Interactive Media & Services)	125,102
288	Larsen & Toubro Ltd. (Construction & Engineering)	5,517
2,886	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	17,618
614	Lupin Ltd. (Pharmaceuticals)	6,163
7,605	Mahanagar Gas Ltd. (Gas Utilities)	124,752
473	Mahindra & Mahindra Ltd. (Automobiles)	3,752
26,618	Manappuram Finance Ltd. (Consumer Finance)	69,919
1,740	Marico Ltd. (Personal Products)	7,686
24,062	Muthoot Finance Ltd. (Consumer Finance)	256,525
40	Nestle India Ltd. (Food Products)	8,598
7,452	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	11,785
121,220	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	184,448
40,182	Petronet LNG Ltd. (Oil, Gas & Consumable Fuels)	149,864
69,592	Power Finance Corp.* (Diversified Financial Services)	113,436
2,764	Power Grid Corp. of India Ltd. (Electric Utilities)	7,238
575	RBL Bank Ltd.(a) (Banks)	2,552
72,844	REC Ltd. (Diversified Financial Services)	146,349
12,545	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	247,443
7	Shree Cement Ltd. (Construction Materials)	2,255
7,507	Shriram Transport Finance Co. Ltd. (Consumer Finance)	107,092
233	State Bank of India* (Banks)	1,036
467	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	2,842
18,476	Tata Consultancy Services Ltd. (IT Services)	538,311
1,255	Tata Motors Ltd.* (Automobiles)	3,078

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
703	Tata Steel Ltd. (Metals & Mining)	$ 4,284
7,795	Ujjivan Financial Services Ltd. (Consumer Finance)	41,982
60	UltraTech Cement Ltd. (Construction Materials)	3,707
1,375	Vedanta Ltd. (Metals & Mining)	2,633
23,765	Wipro Ltd. (IT Services)	79,046

		4,435,050

Indonesia – 0.1%
42,900	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	3,813
2,200	Bank Central Asia Tbk PT (Banks)	5,199
831,406	Bank Tabungan Pensiunan Nasional Syariah Tbk PT* (Banks)	267,767
16,300	Charoen Pokphand Indonesia Tbk PT (Food Products)	7,900
14,300	Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	2,153
3,200	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	3,835
11,300	Indofood CBP Sukses Makmur Tbk PT (Food Products)	9,377
14,258	Indofood Sukses Makmur Tbk PT (Food Products)	8,170
36,400	Kalbe Farma Tbk PT (Pharmaceuticals)	3,797
680,545	Media Nusantara Citra Tbk PT (Media)	78,793
47,800	Perusahaan Gas Negara Tbk PT (Gas Utilities)	5,924
3,200	Semen Indonesia Persero Tbk PT (Construction Materials)	2,788
18,900	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	5,242
7,000	Unilever Indonesia Tbk PT (Household Products)	4,066

		408,824

Ireland – 1.6%
8,342	Accenture PLC Class A (IT Services)	1,711,862
121	Allergan PLC (Pharmaceuticals)	22,584
3,466	Bank of Ireland Group PLC (Banks)	16,880
416	CRH PLC (Construction Materials)	15,631
1,120	DCC PLC (Industrial Conglomerates)	90,431
587	Eaton Corp. PLC (Electrical Equipment)	55,454

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
262	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	$ 29,720
14,231	Grafton Group PLC (Trading Companies & Distributors)	172,887
39,657	Greencore Group PLC (Food Products)	128,286
3,655	ICON PLC* (Life Sciences Tools & Services)	616,306
445	Ingersoll-Rand PLC (Machinery)	59,287
11,322	Johnson Controls International PLC (Building Products)	446,653
489	Kerry Group PLC Class A (Food Products)	62,530
388	Kingspan Group PLC (Building Products)	23,947
8,161	Linde PLC* (Chemicals)	1,662,216
5,948	Medtronic PLC (Health Care Equipment & Supplies)	686,637
627	Perrigo Co. PLC (Pharmaceuticals)	35,764
15,376	Ryanair Holdings PLC ADR* (Airlines)	1,331,715
703	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	40,064
421	Smurfit Kappa Group PLC (Containers & Packaging)	14,559
947	STERIS PLC (Health Care Equipment & Supplies)	142,704
332	Willis Towers Watson PLC (Insurance)	70,148

		7,436,265

Israel – 0.2%
3,602	Bank Hapoalim BM (Banks)	30,926
1,946	Bank Leumi Le-Israel BM (Banks)	13,992
132,356	Bezeq The Israeli Telecommunication Corp. Ltd.* (Diversified Telecommunication Services)	101,663
4,524	Check Point Software Technologies Ltd.* (Software)	517,139
880	CyberArk Software Ltd.* (Software)	121,642
630	Harel Insurance Investments & Financial Services Ltd. (Insurance)	4,305
3,984	Israel Chemicals Ltd. (Chemicals)	16,734
39,115	Israel Discount Bank Ltd. Class A (Banks)	177,411
5,339	Mizrahi Tefahot Bank Ltd. (Banks)	145,336
314	Nice Ltd.* (Software)	54,122
22,723	Oil Refineries Ltd. (Oil, Gas & Consumable Fuels)	10,004
154	Paz Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	18,678

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
974	Teva Pharmaceutical Industries Ltd.* (Pharmaceuticals)	$ 10,041

		1,221,993

Italy – 0.8%
4,655	Amplifon SpA (Health Care Providers & Services)	132,363
1,041	Assicurazioni Generali SpA (Insurance)	20,285
9,702	Autogrill SpA (Hotels, Restaurants & Leisure)	94,315
6,645	Buzzi Unicem SpA (Construction Materials)	155,183
1,979	Davide Campari-Milano SpA (Beverages)	19,129
4,676	Enel SpA (Electric Utilities)	40,757
23,755	Eni SpA (Oil, Gas & Consumable Fuels)	332,750
32,582	Hera SpA (Multi-Utilities)	148,196
190,017	Intesa Sanpaolo SpA (Banks)	471,910
43,580	Iren SpA (Multi-Utilities)	145,287
1,413	Leonardo SpA (Aerospace & Defense)	17,360
12,338	Mediobanca Banca di Credito Finanziario SpA (Banks)	123,079
161	Moncler SpA (Textiles, Apparel & Luxury Goods)	6,930
9,669	Poste Italiane SpA(a) (Insurance)	110,759
5,106	Prysmian SpA (Electrical Equipment)	113,262
128	Recordati SpA (Pharmaceuticals)	5,477
11,625	Snam SpA (Gas Utilities)	62,306
18,769	Telecom Italia SpA* (Diversified Telecommunication Services)	10,077
6,142	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	42,848
128,329	UniCredit SpA (Banks)	1,714,129

		3,766,402

Japan – 5.0%
4	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	12,579
400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	20,868
6,800	Aeon Co. Ltd. (Food & Staples Retailing)	139,084
200	AGC, Inc. (Building Products)	6,742
2,100	Air Water, Inc. (Chemicals)	28,844
800	Aisin Seiki Co. Ltd. (Auto Components)	26,632
800	Ajinomoto Co., Inc. (Food Products)	13,176

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,000	Alfresa Holdings Corp. (Health Care Providers & Services)	$ 60,277
300	Alps Alpine Co. Ltd (Electronic Equipment, Instruments & Components)	5,386
1,200	Amada Holdings Co. Ltd. (Machinery)	12,498
100	Amano Corp. (Electronic Equipment, Instruments & Components)	2,888
2,100	ANA Holdings, Inc. (Airlines)	65,592
7,100	Anritsu Corp. (Electronic Equipment, Instruments & Components)	136,525
300	Aozora Bank Ltd. (Banks)	8,084
3,100	Aruhi Corp. (Thrifts & Mortgage Finance)	50,437
200	Asahi Group Holdings Ltd. (Beverages)	9,272
1,100	Asahi Kasei Corp. (Chemicals)	11,251
400	Asics Corp. (Textiles, Apparel & Luxury Goods)	5,844
800	Astellas Pharma, Inc. (Pharmaceuticals)	14,136
700	Autobacs Seven Co. Ltd. (Specialty Retail)	10,200
700	Azbil Corp. (Electronic Equipment, Instruments & Components)	18,877
400	Bandai Namco Holdings, Inc. (Leisure Products)	23,243
400	Bridgestone Corp. (Auto Components)	14,168
600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	11,587
5,100	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	121,558
7,500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	196,682
800	Casio Computer Co. Ltd. (Household Durables)	14,828
1,500	Chubu Electric Power Co., Inc. (Electric Utilities)	20,371
100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	10,243
9,000	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	236,888
100	COMSYS Holdings Corp. (Construction & Engineering)	2,893
900	Concordia Financial Group Ltd. (Banks)	3,393
600	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	131,772
500	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	13,787
1,400	Daicel Corp. (Chemicals)	13,253

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	$ 13,515
100	Daiichikosho Co. Ltd. (Entertainment)	4,858
4,700	Daikin Industries Ltd. (Building Products)	662,265
100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	11,780
6	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	16,008
1,500	Daiwa Securities Group, Inc. (Capital Markets)	7,586
4,400	Denka Co. Ltd (Chemicals)	118,864
4,400	Denso Corp. (Auto Components)	180,497
300	Dentsu Group, Inc. (Media)	9,942
3,000	DIC Corp. (Chemicals)	78,644
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	23,034
5,900	East Japan Railway Co. (Road & Rail)	519,504
500	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	11,276
300	Ezaki Glico Co. Ltd. (Food Products)	12,801
300	FamilyMart Co. Ltd. (Food & Staples Retailing)	6,561
9,800	FANUC Corp. (Machinery)	1,784,873
400	Fuji Electric Co. Ltd. (Electrical Equipment)	11,713
500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	24,832
300	Fujitsu Ltd. (IT Services)	31,720
200	Fukuoka Financial Group, Inc. (Banks)	3,466
100	Fukuyama Transporting Co. Ltd. (Road & Rail)	3,324
6	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	8,059
800	Hakuhodo DY Holdings, Inc. (Media)	11,335
400	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	16,912
500	Hankyu Hanshin Holdings, Inc. (Road & Rail)	20,286
300	Haseko Corp. (Household Durables)	3,911
15,600	Hazama Ando Corp. (Construction & Engineering)	127,644
1,000	Hino Motors Ltd. (Machinery)	9,364

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 1,240
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	5,057
200	Hitachi Chemical Co. Ltd. (Chemicals)	8,373
2,100	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	150,150
12,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	476,094
2,700	Hokkaido Electric Power Co., Inc. (Electric Utilities)	12,662
1,000	Hokuriku Electric Power Co.* (Electric Utilities)	7,439
900	Honda Motor Co. Ltd. (Automobiles)	23,018
100	House Foods Group, Inc. (Food Products)	3,171
11,600	Hoya Corp. (Health Care Equipment & Supplies)	1,110,183
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	12,479
500	Inpex Corp. (Oil, Gas & Consumable Fuels)	4,667
211	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	106,593
1,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	8,588
500	Isuzu Motors Ltd. (Automobiles)	4,899
7,000	ITOCHU Corp. (Trading Companies & Distributors)	163,527
10,000	J. Front Retailing Co. Ltd. (Multiline Retail)	120,369
2,000	Jafco Co. Ltd. (Capital Markets)	83,176
300	Japan Airlines Co. Ltd. (Airlines)	8,439
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	4,609
193	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	130,204
1,100	Japan Post Bank Co. Ltd. (Banks)	10,181
1,600	Japan Post Holdings Co. Ltd. (Insurance)	14,555
4	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	18,505
2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	14,605
12	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	25,678

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
17,900	Japan Tobacco, Inc. (Tobacco)	$ 378,486
500	JFE Holdings, Inc. (Metals & Mining)	5,921
700	JSR Corp. (Chemicals)	12,468
46,900	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	199,474
200	Kagome Co. Ltd. (Food Products)	4,929
9,900	Kajima Corp. (Construction & Engineering)	125,595
6,100	Kamigumi Co. Ltd. (Transportation Infrastructure)	130,342
300	Kandenko Co. Ltd. (Construction & Engineering)	2,825
200	Kaneka Corp. (Chemicals)	6,132
200	Kao Corp. (Personal Products)	15,951
800	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	46,551
200	Kawasaki Heavy Industries Ltd. (Machinery)	3,943
27,200	KDDI Corp. (Wireless Telecommunication Services)	821,958
900	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	40,699
100	Keio Corp. (Road & Rail)	5,720
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	10,853
18	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	144,587
70	Kenedix Residential Next Investment Corp. (Equity Real Estate Investment Trusts (REITs))	139,024
600	Kewpie Corp. (Food Products)	12,513
1,920	Keyence Corp. (Electronic Equipment, Instruments & Components)	645,421
500	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	26,352
1,000	Kirin Holdings Co. Ltd. (Beverages)	21,963
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	8,052
800	Kobe Steel Ltd. (Metals & Mining)	3,653
1,800	Koito Manufacturing Co. Ltd. (Auto Components)	78,114
4,000	Komeri Co. Ltd. (Specialty Retail)	86,216
200	Konami Holdings Corp. (Entertainment)	7,745
2,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	14,650
31,500	Kubota Corp. (Machinery)	493,277
1,400	Kuraray Co. Ltd. (Chemicals)	16,829

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
500	Kurita Water Industries Ltd. (Machinery)	$ 14,622
8,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	571,645
6,600	Kyowa Exeo Corp. (Construction & Engineering)	164,761
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	4,702
8,800	Kyushu Electric Power Co., Inc. (Electric Utilities)	72,466
3,000	Kyushu Railway Co. (Road & Rail)	98,158
200	Lawson, Inc. (Food & Staples Retailing)	11,576
4,700	Lintec Corp. (Chemicals)	101,598
700	Lion Corp. (Household Products)	13,298
1,000	LIXIL Group Corp. (Building Products)	16,627
200	M3, Inc. (Health Care Technology)	5,821
12,100	Maeda Corp. (Construction & Engineering)	115,498
3,300	Makino Milling Machine Co. Ltd. (Machinery)	123,442
25,300	Marubeni Corp. (Trading Companies & Distributors)	181,796
300	Maruha Nichiro Corp. (Food Products)	7,174
1,400	Mazda Motor Corp. (Automobiles)	11,751
8,500	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	58,293
108	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	126,755
19,800	Mebuki Financial Group, Inc. (Banks)	43,878
2,900	Medipal Holdings Corp. (Health Care Providers & Services)	61,451
100	MEIJI Holdings Co. Ltd. (Food Products)	7,037
100	MISUMI Group, Inc. (Machinery)	2,481
19,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	143,094
1,100	Mitsubishi Corp. (Trading Companies & Distributors)	28,199
600	Mitsubishi Electric Corp. (Electrical Equipment)	8,319
2,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	34,822
600	Mitsubishi Heavy Industries Ltd. (Machinery)	21,886
400	Mitsubishi Materials Corp. (Metals & Mining)	10,060
2,100	Mitsubishi Motors Corp. (Automobiles)	7,824
200	Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	5,776

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
800	Mitsubishi UFJ Financial Group, Inc. (Banks)	$ 4,108
20,200	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	126,525
3,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	56,914
900	Mitsui Chemicals, Inc. (Chemicals)	19,765
400	Mitsui OSK Lines Ltd. (Marine)	9,618
6,000	Mizuho Financial Group, Inc. (Banks)	8,898
3,900	Morinaga Milk Industry Co. Ltd. (Food Products)	149,137
300	MS&AD Insurance Group Holdings, Inc. (Insurance)	9,964
5,000	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	283,074
1,600	Nagase & Co. Ltd. (Trading Companies & Distributors)	22,012
2,600	Nagoya Railroad Co. Ltd. (Road & Rail)	76,279
300	Nankai Electric Railway Co. Ltd. (Road & Rail)	7,744
900	NEC Corp. (IT Services)	40,062
1,800	NEC Networks & System Integration Corp. (IT Services)	67,277
3,700	NH Foods Ltd. (Food Products)	162,419
4,700	Nichirei Corp. (Food Products)	113,619
900	Nikon Corp. (Household Durables)	10,867
100	Nippo Corp. (Construction & Engineering)	2,453
2	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	16,201
100	Nippon Express Co. Ltd. (Road & Rail)	5,211
600	Nippon Paper Industries Co. Ltd. (Paper & Forest Products)	9,764
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	14,374
1,200	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	106,390
2,800	Nippon Steel Corp. (Metals & Mining)	38,851
1,800	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	45,895
500	Nippon Yusen KK (Marine)	7,962
100	Nishi-Nippon Railroad Co. Ltd. (Road & Rail)	2,311
2,700	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	72,544

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
100	Nissan Chemical Corp. (Chemicals)	$ 4,132
31,500	Nissan Motor Co. Ltd. (Automobiles)	170,928
700	Nisshin Seifun Group, Inc. (Food Products)	11,952
200	Nissin Foods Holdings Co. Ltd. (Food Products)	15,012
100	NOF Corp. (Chemicals)	3,255
1,300	Nomura Holdings, Inc. (Capital Markets)	6,655
5	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	8,804
400	Nomura Research Institute Ltd. (IT Services)	8,802
4,600	NSD Co. Ltd. (IT Services)	74,117
700	NSK Ltd. (Machinery)	5,839
700	NTT Data Corp. (IT Services)	9,833
700	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	19,889
1,800	Obayashi Corp. (Construction & Engineering)	19,741
200	Odakyu Electric Railway Co. Ltd. (Road & Rail)	4,436
2,800	Oji Holdings Corp. (Paper & Forest Products)	14,226
2,400	OKUMA Corp. (Machinery)	109,350
51,800	Olympus Corp. (Health Care Equipment & Supplies)	836,945
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	13,023
200	ORIX Corp. (Diversified Financial Services)	3,378
10	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	21,128
1,400	Osaka Gas Co. Ltd. (Gas Utilities)	23,691
300	Otsuka Corp. (IT Services)	11,698
400	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	17,770
400	Pan Pacific International Holdings Corp. (Multiline Retail)	6,455
1,100	Panasonic Corp. (Household Durables)	10,932
200	Pigeon Corp. (Household Products)	7,058
100	Recruit Holdings Co. Ltd. (Professional Services)	3,898
2,800	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	17,616
300	Rengo Co. Ltd. (Containers & Packaging)	2,102
900	Resona Holdings, Inc. (Banks)	3,711

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	$ 18,154
100	Rinnai Corp. (Household Durables)	7,128
100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	7,194
4,900	Saizeriya Co. Ltd. (Hotels, Restaurants & Leisure)	107,211
3,000	Sankyu, Inc. (Road & Rail)	147,918
200	Sapporo Holdings Ltd. (Beverages)	4,836
2,300	Sato Holdings Corp. (Commercial Services & Supplies)	65,348
2,800	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	181,960
200	Secom Co. Ltd. (Commercial Services & Supplies)	17,551
8,900	Sega Sammy Holdings, Inc. (Leisure Products)	121,193
800	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	11,698
4,300	Seiko Holdings Corp. (Textiles, Apparel & Luxury Goods)	104,819
700	Sekisui Chemical Co. Ltd. (Household Durables)	11,659
1,700	Sekisui House Ltd. (Household Durables)	36,554
200	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	7,669
300	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	8,419
1,100	Shimizu Corp. (Construction & Engineering)	11,283
1,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	205,855
7,400	Shinsei Bank Ltd. (Banks)	113,303
100	Shionogi & Co. Ltd. (Pharmaceuticals)	5,947
2,200	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	98,641
200	Shiseido Co. Ltd. (Personal Products)	12,876
700	Showa Denko KK (Chemicals)	16,739
400	Softbank Corp. (Wireless Telecommunication Services)	5,488
100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	5,190
23,200	Sojitz Corp. (Trading Companies & Distributors)	73,024
9,500	Sompo Holdings, Inc. (Insurance)	354,956
400	Sotetsu Holdings, Inc. (Road & Rail)	10,690

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
200	Square Enix Holdings Co. Ltd. (Entertainment)	$ 9,818
300	Stanley Electric Co. Ltd. (Auto Components)	7,727
200	Subaru Corp. (Automobiles)	5,002
2,800	Sumitomo Bakelite Co. Ltd. (Chemicals)	100,644
800	Sumitomo Chemical Co. Ltd. (Chemicals)	3,399
3,200	Sumitomo Corp. (Trading Companies & Distributors)	47,599
500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	8,583
700	Sumitomo Electric Industries Ltd. (Auto Components)	9,332
8,000	Sumitomo Forestry Co. Ltd. (Household Durables)	111,088
1,900	Sumitomo Heavy Industries Ltd. (Machinery)	49,774
21,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	762,959
200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	7,374
900	Sumitomo Rubber Industries Ltd. (Auto Components)	9,889
300	Suntory Beverage & Food Ltd. (Beverages)	12,701
1,600	Sushiro Global Holdings Ltd. (Hotels, Restaurants & Leisure)	134,268
1,400	Suzuken Co. Ltd. (Health Care Providers & Services)	53,676
100	Sysmex Corp. (Health Care Equipment & Supplies)	7,154
200	Taiheiyo Cement Corp. (Construction Materials)	5,383
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	7,065
300	Takashimaya Co. Ltd. (Multiline Retail)	3,208
47,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,824,161
2,000	Teijin Ltd. (Chemicals)	35,758
23,000	Terumo Corp. (Health Care Equipment & Supplies)	827,902
3,400	The 77 Bank Ltd. (Banks)	51,517
700	The Chiba Bank Ltd. (Banks)	3,796
6,200	The Chugoku Electric Power Co., Inc. (Electric Utilities)	81,829
800	The Kansai Electric Power Co., Inc. (Electric Utilities)	8,978
800	The Shizuoka Bank Ltd. (Banks)	5,616
300	THK Co. Ltd. (Machinery)	7,479
2,600	TIS, Inc. (IT Services)	156,198
3,200	Tobu Railway Co. Ltd. (Road & Rail)	112,726
300	Toho Co. Ltd. (Entertainment)	11,052
400	Toho Gas Co. Ltd. (Gas Utilities)	15,453

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,600	Tohoku Electric Power Co., Inc. (Electric Utilities)	$ 80,608
200	Tokio Marine Holdings, Inc. (Insurance)	10,856
6,800	Tokyo Broadcasting System Holdings, Inc. (Media)	117,609
12,500	Tokyo Electric Power Co. Holdings, Inc.* (Electric Utilities)	49,499
500	Tokyo Gas Co. Ltd. (Gas Utilities)	10,993
500	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	8,079
1,800	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	52,909
400	Tokyu Corp. (Road & Rail)	7,049
1,000	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	7,049
1,900	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	37,867
1,800	Toray Industries, Inc. (Chemicals)	11,778
400	Toshiba Corp. (Industrial Conglomerates)	12,784
900	Tosoh Corp. (Chemicals)	12,694
3,300	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	75,353
600	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	10,151
500	Toyo Suisan Kaisha Ltd. (Food Products)	20,948
5,000	Toyoda Gosei Co. Ltd. (Auto Components)	113,443
100	Toyota Industries Corp. (Auto Components)	5,409
500	Toyota Motor Corp. (Automobiles)	34,764
700	Toyota Tsusho Corp. (Trading Companies & Distributors)	24,200
200	Trend Micro, Inc.* (Software)	10,450
3,600	TS Tech Co. Ltd. (Auto Components)	98,936
1,000	Tsuruha Holdings, Inc. (Food & Staples Retailing)	122,402
1,500	Ube Industries Ltd. (Chemicals)	30,107
300	Unicharm Corp. (Household Products)	10,267
10	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	17,932
500	USS Co. Ltd. (Specialty Retail)	9,075

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
300	Wacoal Holdings Corp. (Textiles, Apparel & Luxury Goods)	$ 7,985
300	West Japan Railway Co. (Road & Rail)	25,383
100	Yakult Honsha Co. Ltd. (Food Products)	5,030
3,700	Yamada Denki Co. Ltd. (Specialty Retail)	18,649
200	Yamaha Corp. (Leisure Products)	10,217
400	Yamaha Motor Co. Ltd. (Automobiles)	7,423
500	Yamazaki Baking Co. Ltd. (Food Products)	9,515
2,700	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	50,647
500	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	8,700
2,300	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	98,403
9,000	Zeon Corp. (Chemicals)	95,569

		23,891,703

Liberia – 0.0%
288	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	33,719

Luxembourg – 0.1%
309	ArcelorMittal SA (Metals & Mining)	4,539
6,025	Aroundtown SA (Real Estate Management & Development)	57,037
25,492	B&M European Value Retail SA (Multiline Retail)	122,233
1,155	Globant SA* (Software)	141,718
2,400	Samsonite International SA(a) (Textiles, Apparel & Luxury Goods)	4,482
852	Subsea 7 SA (Energy Equipment & Services)	9,109
1,301	Tenaris SA (Energy Equipment & Services)	13,445
1,547	Trinseo SA (Chemicals)	44,430

		396,993

Malaysia – 0.1%
10,500	AirAsia Group Bhd (Airlines)	3,647
5,400	AMMB Holdings Bhd (Banks)	4,858
4,055	CIMB Group Holdings Bhd (Banks)	4,863
3,000	DiGi.Com Bhd (Wireless Telecommunication Services)	3,080
52,162	DRB-Hicom Bhd (Automobiles)	28,693

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Malaysia – (continued)
7,100	Gamuda Bhd (Construction & Engineering)	$ 6,656
4,300	Genting Bhd (Hotels, Restaurants & Leisure)	5,753
2,000	Hong Leong Bank Bhd (Banks)	7,779
10,100	IJM Corp. Bhd (Construction & Engineering)	5,188
4,400	IOI Corp. Bhd (Food Products)	4,849
1,500	Kuala Lumpur Kepong Bhd (Food Products)	8,317
4,086	Malayan Banking Bhd (Banks)	8,385
2,900	Malaysia Airports Holdings Bhd (Transportation Infrastructure)	4,749
2,100	Maxis Bhd (Wireless Telecommunication Services)	2,707
45,300	MISC Bhd (Marine)	84,627
300	Nestle Malaysia Bhd (Food Products)	10,545
4,000	Petronas Chemicals Group Bhd (Chemicals)	6,018
1,100	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	5,948
3,320	PPB Group Bhd (Food Products)	15,042
174,254	RHB Bank Bhd (Banks)	241,949
158,757	Sime Darby Bhd (Industrial Conglomerates)	84,112
2,400	Tenaga Nasional Berhad (Electric Utilities)	7,265

		555,030

Mexico – 0.3%
2,200	Alsea SAB de CV* (Hotels, Restaurants & Leisure)	5,328
1,500	Arca Continental SAB de CV (Beverages)	8,495
2,300	Banco del Bajio SA(a) (Banks)	3,793
8,776	Cemex SAB de CV (Construction Materials)	3,530
177,339	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	291,036
500	Fomento Economico Mexicano SAB de CV (Beverages)	4,508
1,728	Fomento Economico Mexicano SAB de CV ADR (Beverages)	155,814
740	Gruma SAB de CV Class B (Food Products)	7,864
16,603	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	126,415
600	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	7,416

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
75	Grupo Elektra SAB DE CV (Banks)	$ 5,490
15,154	Grupo Financiero Banorte SAB de CV Class O (Banks)	93,103
5,700	Grupo Financiero Inbursa SAB de CV Class O (Banks)	6,483
1,400	Grupo Televisa SAB (Media)	3,099
1,100	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	5,167
138,882	Kimberly-Clark de Mexico SAB de CV Class A (Household Products)	286,429
1,900	Megacable Holdings SAB de CV (Media)	7,070
2,728	Orbia Advance Corp. SAB de CV (Chemicals)	6,383
905	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	9,764
177,361	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	514,845

		1,552,032

Netherlands – 1.5%
271	Aalberts NV (Machinery)	11,832
511	ABN AMRO Bank NV(a) (Banks)	8,894
1,271	Aegon NV (Insurance)	5,147
2,146	AerCap Holdings NV* (Trading Companies & Distributors)	121,485
8,487	Airbus SE (Aerospace & Defense)	1,246,434
15,014	Akzo Nobel NV (Chemicals)	1,416,834
1,412	ASM International NV (Semiconductors & Semiconductor Equipment)	171,595
2,523	ASML Holding NV (Semiconductors & Semiconductor Equipment)	708,104
5,549	ASR Nederland NV (Insurance)	206,473
1,774	Euronext NV(a) (Capital Markets)	153,775
1,846	EXOR NV (Diversified Financial Services)	136,028
62	Ferrari NV (Automobiles)	10,463
510	Fiat Chrysler Automobiles NV (Automobiles)	6,644
103	Heineken Holding NV (Beverages)	10,123
194	Heineken NV (Beverages)	21,109
94,626	ING Groep NV (Banks)	1,027,374
10,617	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	260,557
817	Koninklijke DSM NV (Chemicals)	99,433

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
6,060	Koninklijke KPN NV (Diversified Telecommunication Services)	$ 16,979
568	Koninklijke Philips NV (Health Care Equipment & Supplies)	26,013
2,004	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	107,307
1,420	Mylan NV* (Pharmaceuticals)	30,416
530	NN Group NV (Insurance)	18,395
276	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	35,013
7,173	QIAGEN NV* (Life Sciences Tools & Services)	239,584
7,227	Randstad NV (Professional Services)	415,090
1,178	Rhi Magnesita NV (Construction Materials)	49,583
5,009	Signify NV(a) (Electrical Equipment)	166,934
1,033	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	28,761
443	Unilever NV (Personal Products)	25,850
237	Wolters Kluwer NV (Professional Services)	17,809
2,017	Wright Medical Group NV* (Health Care Equipment & Supplies)	60,792
3,428	X5 Retail Group NV GDR (Food & Staples Retailing)	125,910

		6,986,740

New Zealand – 0.1%
5,655	Contact Energy Ltd. (Electric Utilities)	27,068
896	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	13,403
3,575	Fletcher Building Ltd. (Construction Materials)	12,760
21,795	Kiwi Property Group Ltd. (Equity Real Estate Investment Trusts (REITs))	21,973
6,460	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	22,199
237	Ryman Healthcare Ltd. (Health Care Providers & Services)	2,513
48,687	Spark New Zealand Ltd. (Diversified Telecommunication Services)	145,823
298	Xero Ltd.* (Software)	16,798

		262,537

Shares	Description	Value

Common Stocks – (continued)
Norway – 0.1%
5,588	Entra ASA(a) (Real Estate Management & Development)	$ 95,364
2,693	Equinor ASA (Oil, Gas & Consumable Fuels)	48,602
1,073	Mowi ASA (Food Products)	25,593
4,109	Norsk Hydro ASA (Metals & Mining)	12,842
7,233	Orkla ASA (Food Products)	69,826
909	Telenor ASA (Diversified Telecommunication Services)	16,427
218	Yara International ASA (Chemicals)	7,917

		276,571

Pakistan – 0.0%
20,141	Oil & Gas Development Co. Ltd. (Oil, Gas & Consumable Fuels)	17,935

Panama – 0.0%
694	Carnival Corp. (Hotels, Restaurants & Leisure)	30,210

Peru – 0.0%
789	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	10,202
24	Credicorp Ltd. (Banks)	4,958

		15,160

Philippines – 0.0%
23	GT Capital Holdings, Inc. (Industrial Conglomerates)	305
1,470	International Container Terminal Services, Inc. (Transportation Infrastructure)	3,748
3,240	JG Summit Holdings, Inc. (Industrial Conglomerates)	4,445
1,310	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	4,915
1,180	Manila Electric Co. (Electric Utilities)	5,943
6,900	Metro Pacific Investments Corp. (Diversified Financial Services)	436
592	Metropolitan Bank & Trust Co. (Banks)	668
2,384	PLDT, Inc. (Wireless Telecommunication Services)	46,379
1,560	Universal Robina Corp. (Food Products)	4,450

		71,289

Poland – 0.1%
3,220	CD Projekt SA (Entertainment)	233,671
665	Cyfrowy Polsat SA (Media)	4,661

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
502	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	$ 9,963
64	KGHM Polska Miedz SA* (Metals & Mining)	1,504
1	LPP SA (Textiles, Apparel & Luxury Goods)	2,179
1,867	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	3,314
1,692	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	33,012
5,139	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	4,770
594	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	5,235
71	Santander Bank Polska SA (Banks)	5,248

		303,557

Portugal – 0.1%
591,418	Banco Comercial Portugues SA Class R (Banks)	125,452
11,981	EDP - Energias de Portugal SA (Electric Utilities)	60,084
14,277	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	215,733
1,018	Jeronimo Martins SGPS SA (Food & Staples Retailing)	17,517
93,052	Sonae SGPS SA (Food & Staples Retailing)	86,636

		505,422

Puerto Rico – 0.0%
1,442	EVERTEC, Inc. (IT Services)	48,408
2,600	Popular, Inc. (Banks)	145,496

		193,904

Qatar – 0.0%
4,556	Barwa Real Estate Co. (Real Estate Management & Development)	4,413
5,698	Masraf Al Rayan QSC (Banks)	6,432
4,063	Ooredoo QPSC (Diversified Telecommunication Services)	7,736
1,392	Qatar Fuel QSC (Oil, Gas & Consumable Fuels)	8,418
17,709	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	11,541
8,592	The Commercial Bank PQSC (Banks)	11,260

		49,800

Shares	Description	Value

Common Stocks – (continued)
Romania – 0.0%
354	NEPI Rockcastle PLC (Real Estate Management & Development)	$ 2,894

Russia – 0.3%
4,170	Alrosa PJSC* (Metals & Mining)	5,231
2,520	Gazprom PJSC (Oil, Gas & Consumable Fuels)	8,906
84,058	Inter RAO UES PJSC* (Electric Utilities)	7,583
76	Lukoil PJSC (Oil, Gas & Consumable Fuels)	7,769
6,774	LUKOIL PJSC ADR (Oil, Gas & Consumable Fuels)	691,829
153	Mail.Ru Group Ltd. GDR* (Interactive Media & Services)	3,602
21	MMC Norilsk Nickel PJSC (Metals & Mining)	6,808
13,975	MMC Norilsk Nickel PJSC ADR (Metals & Mining)	450,834
38	Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	6,840
2,340	Novolipetsk Steel PJSC* (Metals & Mining)	5,044
275	PhosAgro PJSC GDR (Chemicals)	3,490
1,050	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	7,875
1,270	Sberbank of Russia PJSC (Banks)	5,004
333	Severstal PJSC (Metals & Mining)	4,738
9,600	Surgutneftegas PJSC (Oil, Gas & Consumable Fuels)	6,894
430	Tatneft PJSC (Oil, Gas & Consumable Fuels)	5,100
11,677,553	VTB Bank PJSC (Banks)	8,455
229,272	VTB Bank PJSC GDR (Banks)	327,400

		1,563,402

Singapore – 0.3%
5,866	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	13,507
1,700	BOC Aviation Ltd.(a) (Trading Companies & Distributors)	15,673
14,488	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	21,804
4,000	CapitaLand Ltd. (Real Estate Management & Development)	10,541
12,400	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	22,798

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
1,100	City Developments Ltd. (Real Estate Management & Development)	$ 8,478
70,400	ComfortDelGro Corp. Ltd. (Road & Rail)	111,361
24,000	DBS Group Holdings Ltd. (Banks)	442,105
94,300	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	84,308
14,600	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	9,137
1,500	Keppel Corp. Ltd. (Industrial Conglomerates)	7,291
67,792	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	116,422
64,600	Mapletree Industrial Trust (Equity Real Estate Investment Trusts (REITs))	131,303
9,400	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	12,675
32,100	Mapletree North Asia Commercial Trust (Equity Real Estate Investment Trusts (REITs))	27,897
2,500	SATS Ltd. (Transportation Infrastructure)	8,321
8,900	Singapore Airlines Ltd. (Airlines)	55,483
2,800	Singapore Exchange Ltd. (Capital Markets)	17,764
1,900	Singapore Press Holdings Ltd. (Media)	2,792
5,200	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	15,575
5,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	12,269
11,100	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	14,912
269	United Overseas Bank Ltd. (Banks)	5,017
22,641	UOL Group Ltd. (Real Estate Management & Development)	131,523
1,100	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	12,989
14,200	Wilmar International Ltd. (Food Products)	40,436

		1,352,381

Shares	Description	Value

Common Stocks – (continued)
South Africa – 0.4%
491	Absa Group Ltd. (Banks)	$ 4,468
4,005	African Rainbow Minerals Ltd. (Metals & Mining)	45,073
6,330	Anglo American Platinum Ltd. (Metals & Mining)	505,902
369	AngloGold Ashanti Ltd. (Metals & Mining)	7,528
584	Aspen Pharmacare Holdings Ltd.* (Pharmaceuticals)	4,495
755	AVI Ltd. (Food Products)	3,894
282	Bid Corp. Ltd. (Food & Staples Retailing)	6,243
9,724	Clicks Group Ltd. (Food & Staples Retailing)	156,890
19,451	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	157,814
4,922	Fortress REIT Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	6,051
1,365	Gold Fields Ltd. (Metals & Mining)	8,837
3,448	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	4,845
930	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	3,338
18,406	Impala Platinum Holdings Ltd.* (Metals & Mining)	172,954
574	Investec Ltd. (Capital Markets)	3,181
4,268	Kumba Iron Ore Ltd. (Metals & Mining)	98,687
20,669	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	34,484
24,215	MTN Group Ltd. (Wireless Telecommunication Services)	129,632
1,285	Naspers Ltd. Class N (Internet & Direct Marketing Retail)	208,422
2,467	Old Mutual Ltd. (Insurance)	2,844
13,532	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	6,483
1,042	Sappi Ltd.* (Paper & Forest Products)	2,647
174	Sasol Ltd. (Chemicals)	2,764
51,946	Sibanye Gold Ltd.* (Metals & Mining)	133,793
1,119	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	2,386
21	The Bidvest Group Ltd. (Industrial Conglomerates)	290
445	The Foschini Group Ltd. (Specialty Retail)	4,086
520	The SPAR Group Ltd. (Food & Staples Retailing)	6,643
355	Tiger Brands Ltd. (Food Products)	4,660

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
978	Woolworths Holdings Ltd. (Multiline Retail)	$ 2,866

		1,732,200

South Korea – 1.7%
377	Amorepacific Corp. (Personal Products)	58,353
63	AMOREPACIFIC Group (Personal Products)	3,768
2,379	BS Financial Group, Inc. (Banks)	13,418
105	CJ CheilJedang Corp. (Food Products)	18,493
36	CJ Corp. (Industrial Conglomerates)	2,480
45	CJ ENM Co. Ltd. (Internet & Direct Marketing Retail)	5,147
1,323	Daelim Industrial Co. Ltd. (Construction & Engineering)	88,897
215	DB Insurance Co. Ltd. (Insurance)	7,610
2,894	DGB Financial Group, Inc. (Banks)	15,668
16	E-MART, Inc. (Food & Staples Retailing)	1,475
415	F&F Co. Ltd. (Textiles, Apparel & Luxury Goods)	34,905
173	GS Engineering & Construction Corp. (Construction & Engineering)	4,015
871	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	33,199
6,956	Hana Financial Group, Inc. (Banks)	192,233
233	Hankook Tire & Technology Co. Ltd. (Auto Components)	5,560
342	Hanwha Corp. (Industrial Conglomerates)	3,656
3,826	Hanwha Life Insurance Co. Ltd. (Insurance)	6,517
70	Hyundai Department Store Co. Ltd. (Multiline Retail)	4,544
65	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	7,973
671	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	12,309
2,351	Hyundai Mobis Co. Ltd. (Auto Components)	449,567
2,918	Hyundai Motor Co. (Automobiles)	302,924
80	Hyundai Steel Co. (Metals & Mining)	1,876
4,121	Industrial Bank of Korea* (Banks)	36,918
194	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	4,466
6,388	KB Financial Group, Inc.* (Banks)	234,985
15,754	Kia Motors Corp. (Automobiles)	535,838

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
386	Korea Electric Power Corp.* (Electric Utilities)	$ 8,166
1,100	Korea Investment Holdings Co. Ltd. (Capital Markets)	60,501
17	Korea Zinc Co. Ltd. (Metals & Mining)	5,393
112	Korean Air Lines Co. Ltd. (Airlines)	2,196
12,055	KT Corp. ADR* (Diversified Telecommunication Services)	125,613
152	KT&G Corp.* (Tobacco)	12,078
85	LG Corp. (Industrial Conglomerates)	5,014
756	LG Electronics, Inc. (Household Durables)	41,224
5	LG Household & Health Care Ltd. (Personal Products)	5,230
1,375	LG Uplus Corp. (Diversified Telecommunication Services)	15,219
19	Lotte Chemical Corp. (Chemicals)	2,980
46	Lotte Shopping Co. Ltd. (Multiline Retail)	4,417
1,056	Mando Corp. (Auto Components)	29,356
2,374	Mcnex Co. Ltd. (Electronic Equipment, Instruments & Components)	68,900
51	NAVER Corp. (Interactive Media & Services)	7,606
313	NH Investment & Securities Co. Ltd. (Capital Markets)	2,851
59	OCI Co. Ltd. (Chemicals)	2,724
746	Orion Corp. (Food Products)	63,718
3,509	Partron Co. Ltd. (Electronic Equipment, Instruments & Components)	32,296
484	POSCO (Metals & Mining)	87,685
76	S-1 Corp. (Commercial Services & Supplies)	5,809
44	Samsung C&T Corp. (Industrial Conglomerates)	3,960
32	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	3,281
40,911	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,894,558
1,169	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	1,361,845
27	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	4,754
17	Samsung Life Insurance Co. Ltd. (Insurance)	984
108	Samsung Securities Co. Ltd. (Capital Markets)	3,155
15,338	Shinhan Financial Group Co. Ltd.* (Banks)	500,530
14	Shinsegae, Inc. (Multiline Retail)	3,105

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
201	SK Holdings Co. Ltd. (Industrial Conglomerates)	$ 39,294
4,162	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	316,671
1,200	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	129,152
209	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	40,037
49,078	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,040,944
8,621	Woori Financial Group, Inc. (Banks)	72,779
24	Yuhan Corp. (Pharmaceuticals)	4,354

		8,095,173

Spain – 0.6%
340	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	11,304
97	Aena SME SA(a) (Transportation Infrastructure)	17,953
4,218	Almirall SA (Pharmaceuticals)	62,384
19,086	Amadeus IT Group SA (IT Services)	1,496,458
1,551	Banco Bilbao Vizcaya Argentaria SA (Banks)	8,029
1,322	Banco Santander SA (Banks)	5,210
1,254	Bankinter SA (Banks)	8,132
165,607	CaixaBank SA (Banks)	484,031
62	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	3,084
40	Corp. Financiera Alba SA (Diversified Financial Services)	2,032
2,165	Enagas SA (Gas Utilities)	58,394
639	Endesa SA (Electric Utilities)	17,545
532	Ferrovial SA (Construction & Engineering)	16,899
15,315	Iberdrola SA (Electric Utilities)	167,565
13,253	Indra Sistemas SA* (IT Services)	152,196
9,078	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	121,642
12,198	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	173,009
1,019	Naturgy Energy Group SA (Gas Utilities)	26,876
505	Red Electrica Corp. SA (Electric Utilities)	10,103
1,193	Repsol SA (Oil, Gas & Consumable Fuels)	16,419

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
10,895	Telefonica SA (Diversified Telecommunication Services)	$ 73,690

		2,932,955

Sweden – 0.5%
6,136	AAK AB (Food Products)	115,398
91	Alfa Laval AB (Machinery)	2,272
621	Assa Abloy AB Class B (Building Products)	14,740
15,843	Atlas Copco AB Class A (Machinery)	560,747
622	Boliden AB (Metals & Mining)	14,766
13,407	Castellum AB (Real Estate Management & Development)	329,503
1,114	Electrolux AB Series B (Household Durables)	26,465
8,095	Elekta AB Class B (Health Care Equipment & Supplies)	92,832
1,068	Epiroc AB Class A (Machinery)	12,355
11,920	Essity AB Class B (Household Products)	378,411
651	Fastighets AB Balder* (Real Estate Management & Development)	30,884
799	Hennes & Mauritz AB Class B (Specialty Retail)	17,530
363	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	19,734
16,355	Husqvarna AB Class B (Household Durables)	123,264
1,177	ICA Gruppen AB (Food & Staples Retailing)	51,752
78	Industrivarden AB Class A (Diversified Financial Services)	1,886
536	Industrivarden AB Class C (Diversified Financial Services)	12,634
296	Investor AB Class B (Diversified Financial Services)	16,208
491	Kinnevik AB Class B (Diversified Financial Services)	11,847
305	L E Lundbergforetagen AB Class B (Diversified Financial Services)	13,241
3,358	Loomis AB Class B (Commercial Services & Supplies)	121,598
6,072	Mycronic AB (Electronic Equipment, Instruments & Components)	118,181
297	Nibe Industrier AB Class B (Building Products)	5,147
1,257	Sandvik AB (Machinery)	22,942

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
1,020	Securitas AB Class B (Commercial Services & Supplies)	$ 16,054
1,420	Skanska AB Class B (Construction & Engineering)	32,868
969	SKF AB Class B (Machinery)	17,737
3,229	Svenska Cellulosa AB SCA Class B (Paper & Forest Products)	32,307
508	Swedbank AB Class A (Banks)	7,800
990	Swedish Match AB (Tobacco)	55,973
1,130	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	8,885
8,985	Telia Co. AB (Diversified Telecommunication Services)	38,424
679	Trelleborg AB Class B (Machinery)	11,148

		2,335,533

Switzerland – 3.6%
63,238	ABB Ltd. (Electrical Equipment)	1,472,303
820	Adecco Group AG (Professional Services)	48,042
12,421	Alcon, Inc.* (Health Care Equipment & Supplies)	733,805
155,621	Aryzta AG* (Food Products)	155,998
804	Baloise Holding AG (Insurance)	145,266
3	Banque Cantonale Vaudoise (Banks)	2,514
6	Barry Callebaut AG (Food Products)	13,252
406	Bucher Industries AG (Machinery)	135,776
1,431	Cembra Money Bank AG (Consumer Finance)	167,330
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	8,394
5,213	Chubb Ltd. (Insurance)	792,324
12,821	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	931,096
962	Clariant AG* (Chemicals)	21,654
216	Coca-Cola HBC AG (Beverages)	7,934
473	Credit Suisse Group AG* (Capital Markets)	5,981
137	Dufry AG* (Specialty Retail)	11,876
16	EMS-Chemie Holding AG (Chemicals)	10,469
46	Flughafen Zurich AG (Transportation Infrastructure)	7,992
969	Geberit AG (Building Products)	511,372
18	Georg Fischer AG (Machinery)	17,652

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
10	Givaudan SA (Chemicals)	$ 32,995
2,151	Glencore PLC (Metals & Mining)	6,291
235	Helvetia Holding AG (Insurance)	33,783
6,075	Julius Baer Group Ltd.* (Capital Markets)	303,553
467	Kuehne & Nagel International AG (Marine)	75,477
221	LafargeHolcim Ltd.* (Construction Materials)	11,231
251	Logitech International SA (Technology Hardware, Storage & Peripherals)	11,244
23,082	Nestle SA (Food Products)	2,545,774
21,875	Novartis AG (Pharmaceuticals)	2,066,490
364	Pargesa Holding SA (Diversified Financial Services)	29,160
2,108	PSP Swiss Property AG (Real Estate Management & Development)	318,744
6,998	Roche Holding AG (Pharmaceuticals)	2,347,520
129	Schindler Holding AG (Machinery)	32,731
4	SGS SA (Professional Services)	11,571
5,504	Sika AG (Chemicals)	989,759
61	Sonova Holding AG (Health Care Equipment & Supplies)	15,297
5	Straumann Holding AG (Health Care Equipment & Supplies)	4,766
170	Swiss Life Holding AG (Insurance)	85,455
528	Swiss Prime Site AG* (Real Estate Management & Development)	64,461
7,941	Swiss Re AG (Insurance)	896,689
424	Swisscom AG (Diversified Telecommunication Services)	232,633
556	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	51,252
52	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	13,044
50,283	UBS Group AG (Capital Markets)	624,495
349	Valora Holding AG* (Specialty Retail)	92,862
36	Vifor Pharma AG (Pharmaceuticals)	6,634
1,729	Wizz Air Holdings PLC*(a) (Airlines)	95,306
1,694	Zurich Insurance Group AG (Insurance)	703,209

		16,903,456

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 1.4%
7,047	Accton Technology Corp. (Communications Equipment)	$ 37,456
3,000	Acer, Inc. (Technology Hardware, Storage & Peripherals)	1,659
1,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,538
270,548	Asia Cement Corp. (Construction Materials)	402,420
1,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	7,365
35,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	11,611
2,206	Cathay Financial Holding Co. Ltd. (Insurance)	2,953
10,741	Chang Hwa Commercial Bank Ltd. (Banks)	7,608
3,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	3,885
2,040	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	5,744
16,000	China Development Financial Holding Corp. (Insurance)	4,895
5,203	China Life Insurance Co. Ltd.* (Insurance)	4,225
9,000	China Steel Corp. (Metals & Mining)	6,858
5,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	17,863
14,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	8,430
35,576	Compeq Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	47,246
9,000	CTBC Financial Holding Co. Ltd. (Banks)	6,528
1,000	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	4,672
4,083	E.Sun Financial Holding Co. Ltd. (Banks)	3,772
1,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	12,754
23,124	Elite Material Co Ltd. (Electronic Equipment, Instruments & Components)	86,433
6,000	Far Eastern New Century Corp. (Industrial Conglomerates)	5,562
4,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	9,060

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
15,533	Feng TAY Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	$ 92,971
7,917	First Financial Holding Co. Ltd. (Banks)	6,161
2,500	Formosa Chemicals & Fibre Corp. (Chemicals)	6,978
2,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	5,914
2,000	Formosa Plastic Corp. (Chemicals)	6,141
68,394	Foxconn Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	135,741
285,217	Fubon Financial Holding Co. Ltd. (Insurance)	422,968
3,000	Highwealth Construction Corp. (Real Estate Management & Development)	4,481
8,682	Hua Nan Financial Holdings Co. Ltd. (Banks)	6,188
15,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	4,312
7,948	International Games System Co. Ltd. (Entertainment)	126,759
17,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	12,798
17,300	ITEQ Corp. (Electronic Equipment, Instruments & Components)	74,382
41,211	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	43,806
66,340	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	102,774
2,000	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	20,510
183,279	Macronix International (Semiconductors & Semiconductor Equipment)	225,259
39,967	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	505,678
6,000	Mega Financial Holding Co. Ltd. (Banks)	6,234
2,000	Micro-Star International Co. Ltd. (Technology Hardware, Storage & Peripherals)	6,076
3,000	Nan Ya Plastics Corp. (Chemicals)	6,876
1,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	7,051
3,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	6,220

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
9,000	Pixart Imaging, Inc. (Semiconductors & Semiconductor Equipment)	$ 47,335
6,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	6,930
1,000	President Chain Store Corp. (Food & Staples Retailing)	9,838
4,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	8,121
58,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	200,696
21,096	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	169,496
1,800	Ruentex Industries Ltd.* (Textiles, Apparel & Luxury Goods)	4,024
9,980	Shin Kong Financial Holding Co. Ltd.* (Insurance)	3,228
23,744	Shin Zu Shing Co. Ltd. (Machinery)	114,690
1,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	10,490
30,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	95,843
255,521	SinoPac Financial Holdings Co. Ltd. (Banks)	108,371
6,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	7,404
16,726	Taishin Financial Holding Co. Ltd. (Banks)	7,795
25,226	Taiwan Business Bank (Banks)	10,246
5,332	Taiwan Cement Corp. (Construction Materials)	7,378
6,561	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	4,498
3,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	10,626
107,305	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,106,766
28,167	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	1,519,328
6,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	5,333
2,731	The Shanghai Commercial & Savings Bank Ltd. (Banks)	4,477
2,000	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	7,339

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
3,000	Uni-President Enterprises Corp. (Food Products)	$ 7,147
34,973	Unitech Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)	33,836
430,435	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	210,119
2,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,927
7,000	Walsin Lihwa Corp. (Electrical Equipment)	3,405
9,094	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	82,440
6,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	3,307
11,791	Wistron Corp. (Technology Hardware, Storage & Peripherals)	10,508
1,297	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	29,815
4,880	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	6,118
244,223	Yuanta Financial Holding Co. Ltd. (Diversified Financial Services)	158,154
25,216	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	97,526

		6,662,369

Thailand – 0.2%
22,709	Advanced Info Service PCL (Wireless Telecommunication Services)	147,640
900	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	5,851
3,000	Airports of Thailand PCL NVDR (Transportation Infrastructure)	6,750
3,700	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	2,942
2,000	Berli Jucker PCL NVDR (Food & Staples Retailing)	2,613
1,100	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	4,703
13,300	Carabao Group PCL Class F (Beverages)	37,581
11,400	Charoen Pokphand Foods PCL NVDR (Food Products)	10,906
800	CP ALL PCL NVDR (Food & Staples Retailing)	1,809

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
22,713	Electricity Generating PCL (Independent Power and Renewable Electricity Producers)	$ 221,038
17,700	Home Product Center PCL NVDR (Specialty Retail)	8,255
39,800	IRPC PCL NVDR (Oil, Gas & Consumable Fuels)	3,634
53,686	Krung Thai Bank PCL (Banks)	27,624
17,300	Krung Thai Bank PCL NVDR (Banks)	8,901
64,293	PTG Energy PCL (Specialty Retail)	28,393
135,047	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	534,428
2,000	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	7,915
2,700	PTT Global Chemical PCL NVDR (Chemicals)	4,196
4,200	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	5,795
13,600	Thai Beverage PCL (Beverages)	7,894
1,400	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	2,310
300	The Siam Cement PCL NVDR (Construction Materials)	3,427
86,365	TMB Bank PCL NVDR (Banks)	3,885
18,700	True Corp. PCL NVDR (Diversified Telecommunication Services)	2,235

		1,090,725

Turkey – 0.1%
690	BIM Birlesik Magazalar AS (Food & Staples Retailing)	5,616
3,377	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	5,245
91,135	Haci Omer Sabanci Holding AS (Diversified Financial Services)	148,168
2,871	KOC Holding AS (Industrial Conglomerates)	9,344
9,173	Pegasus Hava Tasimaciligi AS* (Airlines)	104,912
197	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	3,701
1,237	Turk Hava Yollari AO* (Airlines)	2,827
2,457	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	5,780
23,785	Turkiye Garanti Bankasi AS* (Banks)	47,201

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
83,282	Turkiye Halk Bankasi AS* (Banks)	$ 96,239
89,587	Turkiye Is Bankasi AS Class C* (Banks)	108,209
313,423	Turkiye Sinai Kalkinma Bankasi AS* (Banks)	71,676
104,444	Yapi ve Kredi Bankasi AS* (Banks)	51,775

		660,693

United Arab Emirates – 0.1%
3,136	Abu Dhabi Commercial Bank PJSC (Banks)	6,504
15,685	Aldar Properties PJSC (Real Estate Management & Development)	9,474
10,620	Dubai Islamic Bank PJSC (Banks)	16,473
76,355	Emaar Properties PJSC (Real Estate Management & Development)	83,318
58,677	Emirates NBD Bank PJSC (Banks)	219,656
2,312	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	10,248
1,631	First Abu Dhabi Bank PJSC (Banks)	6,843

		352,516

United Kingdom – 5.9%
3,906	3i Group PLC (Capital Markets)	56,820
176	Admiral Group PLC (Insurance)	5,240
11,740	Aggreko PLC (Commercial Services & Supplies)	119,172
15,336	Amcor PLC (Containers & Packaging)	161,159
1,433	Anglo American PLC (Metals & Mining)	37,393
192	Aon PLC (Insurance)	42,288
237	Aptiv PLC (Auto Components)	20,095
202	Ashtead Group PLC (Trading Companies & Distributors)	6,520
9,488	AstraZeneca PLC (Pharmaceuticals)	928,188
2,744	Auto Trader Group PLC(a) (Interactive Media & Services)	20,247
123,270	Aviva PLC (Insurance)	645,995
2,019	BAE Systems PLC (Aerospace & Defense)	16,784
171,150	Balfour Beatty PLC (Construction & Engineering)	599,601
680,844	Barclays PLC (Banks)	1,503,517
3,795	Barratt Developments PLC (Household Durables)	40,180

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
478	Bellway PLC (Household Durables)	$ 25,153
421	Berkeley Group Holdings PLC (Household Durables)	29,131
721	BHP Group PLC (Metals & Mining)	15,694
33,546	Boohoo Group PLC* (Internet & Direct Marketing Retail)	133,911
199,165	BP PLC (Oil, Gas & Consumable Fuels)	1,198,994
37,752	British American Tobacco PLC (Tobacco)	1,664,671
5,671	BT Group PLC (Diversified Telecommunication Services)	12,051
403	Bunzl PLC (Trading Companies & Distributors)	10,438
545	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	13,974
3,300	Capri Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	98,868
544	Carnival PLC (Hotels, Restaurants & Leisure)	22,218
22,583	Centrica PLC (Multi-Utilities)	25,300
52,102	Cineworld Group PLC (Entertainment)	121,611
6,231	Clinigen Healthcare Ltd.* (Life Sciences Tools & Services)	79,730
1,314	Coca-Cola European Partners PLC (Beverages)	69,130
54,819	Compass Group PLC (Hotels, Restaurants & Leisure)	1,355,247
4,695	Computacenter PLC (IT Services)	111,223
330	Croda International PLC (Chemicals)	21,671
599	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	32,454
18,371	Diageo PLC (Beverages)	726,446
33,676	Direct Line Insurance Group PLC (Insurance)	149,988
36,858	DS Smith PLC (Containers & Packaging)	165,252
54,106	Experian PLC (Professional Services)	1,883,320
2,182	Ferguson PLC (Trading Companies & Distributors)	195,948
4,613	Future PLC (Media)	77,971
17,300	Gates Industrial Corp. PLC* (Machinery)	215,731
2,396	GlaxoSmithKline PLC (Pharmaceuticals)	56,257
13,985	GVC Holdings PLC (Hotels, Restaurants & Leisure)	161,705
6,520	Halma PLC (Electronic Equipment, Instruments & Components)	180,972
173	Hargreaves Lansdown PLC (Capital Markets)	3,927

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
5,807	Hikma Pharmaceuticals PLC (Pharmaceuticals)	$ 140,224
3,179	HSBC Holdings PLC (Banks)	23,112
23,597	Ibstock PLC(a) (Construction Materials)	90,534
1,039	IHS Markit Ltd.* (Professional Services)	81,936
21,899	Inchcape PLC (Distributors)	189,989
2,538	Informa PLC (Media)	25,926
437	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	26,917
8,904	Intermediate Capital Group PLC (Capital Markets)	204,208
97	Intertek Group PLC (Professional Services)	7,360
4,055	ITV PLC (Media)	7,224
6,590	J Sainsbury PLC (Food & Staples Retailing)	17,577
11,171	JD Sports Fashion PLC (Specialty Retail)	120,806
13,759	Johnson Matthey PLC (Chemicals)	471,742
4,493	Keywords Studios PLC (IT Services)	72,902
5,693	Kingfisher PLC (Specialty Retail)	15,284
3,128	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	38,676
4,071	Legal & General Group PLC (Insurance)	16,373
819	Linde PLC (Chemicals)	166,363
348,852	Lloyds Banking Group PLC (Banks)	260,430
7,895	M&G PLC* (Diversified Financial Services)	24,913
67,127	Man Group PLC (Capital Markets)	136,050
6,281	Marks & Spencer Group PLC (Multiline Retail)	14,565
15,976	Meggitt PLC (Aerospace & Defense)	142,124
34,833	Micro Focus International PLC (Software)	467,789
857	Mondi PLC (Paper & Forest Products)	17,437
21,936	National Express Group PLC (Road & Rail)	129,480
4,138	National Grid PLC (Multi-Utilities)	54,980
328	Next PLC (Multiline Retail)	29,808
861	Nielsen Holdings PLC (Professional Services)	17,564
2,995	Nomad Foods Ltd.* (Food Products)	60,439
559	Ocado Group PLC* (Internet & Direct Marketing Retail)	9,013
13,516	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	90,667
2,316	Pearson PLC (Media)	17,286
2,470	Pennon Group PLC (Water Utilities)	36,053

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
617	Persimmon PLC (Household Durables)	$ 24,839
18,673	Phoenix Group Holdings PLC (Insurance)	186,405
82,631	Premier Oil PLC* (Oil, Gas & Consumable Fuels)	109,081
56,600	Prudential PLC (Insurance)	1,006,369
31,081	QinetiQ Group PLC (Aerospace & Defense)	144,634
6,250	Reckitt Benckiser Group PLC (Household Products)	517,333
52,544	RELX PLC (Professional Services)	1,392,891
32,756	Rentokil Initial PLC (Commercial Services & Supplies)	201,730
2,217	Rightmove PLC (Interactive Media & Services)	19,214
7,195	Rio Tinto PLC (Metals & Mining)	384,747
175,604	Rolls-Royce Holdings PLC (Aerospace & Defense)	1,546,778
3,431	Royal Bank of Scotland Group PLC (Banks)	9,827
912	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	23,949
41,811	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	1,098,651
2,215	RSA Insurance Group PLC (Insurance)	16,070
220	Schroders PLC (Capital Markets)	9,315
19,597	Segro PLC (Equity Real Estate Investment Trusts (REITs))	235,319
26,943	Smith & Nephew PLC (Health Care Equipment & Supplies)	648,273
13,088	Smiths Group PLC (Industrial Conglomerates)	291,009
6,181	Softcat PLC (IT Services)	94,124
244	Spirax-Sarco Engineering PLC (Machinery)	28,664
53,902	SSE PLC (Electric Utilities)	1,072,961
15,165	SSP Group PLC (Hotels, Restaurants & Leisure)	128,709
5,587	Standard Life Aberdeen PLC (Capital Markets)	22,200
1,406	Tate & Lyle PLC (Food Products)	14,698
9,552	Taylor Wimpey PLC (Household Durables)	27,131
105,040	Tesco PLC (Food & Staples Retailing)	341,644
2,865	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	20,953
3,535	The Sage Group PLC (Software)	34,415

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
16,358	TP ICAP PLC (Capital Markets)	$ 85,535
1,072	Travis Perkins PLC (Trading Companies & Distributors)	21,898
2,548	Ultra Electronics Holdings PLC (Aerospace & Defense)	75,973
9,569	Unilever PLC (Personal Products)	570,803
3,442	United Utilities Group PLC (Water Utilities)	46,056
12,738	Vesuvius PLC (Machinery)	73,169
546,712	Vodafone Group PLC (Wireless Telecommunication Services)	1,074,135
199	Whitbread PLC (Hotels, Restaurants & Leisure)	11,731
37,926	William Hill PLC (Hotels, Restaurants & Leisure)	86,590
8,721	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	20,911
22,955	WPP PLC (Media)	285,412

		28,292,082

United States – 40.1%
698	3M Co. (Industrial Conglomerates)	110,745
4,987	AAR Corp. (Aerospace & Defense)	212,346
3,384	Abbott Laboratories (Health Care Equipment & Supplies)	294,882
36,875	AbbVie, Inc. (Biotechnology)	2,987,612
4,875	ABM Industries, Inc. (Commercial Services & Supplies)	185,933
7,806	ACCO Brands Corp. (Commercial Services & Supplies)	67,444
973	Activision Blizzard, Inc. (Entertainment)	56,901
200	Acuity Brands, Inc. (Electrical Equipment)	23,574
900	Adobe, Inc.* (Software)	316,026
244	Advance Auto Parts, Inc. (Specialty Retail)	32,147
708	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	33,276
5,222	Aegion Corp.* (Construction & Engineering)	109,140
1,828	AES Corp. (Independent Power and Renewable Electricity Producers)	36,304
3,000	Affiliated Managers Group, Inc. (Capital Markets)	239,550
4,494	Aflac, Inc. (Insurance)	231,756
553	Agilent Technologies, Inc. (Life Sciences Tools & Services)	45,656
4,617	Air Lease Corp. (Trading Companies & Distributors)	198,254

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
467	Air Products & Chemicals, Inc. (Chemicals)	$ 111,478
887	Akamai Technologies, Inc.* (IT Services)	82,801
2,015	Alamo Group, Inc. (Machinery)	250,988
275	Albemarle Corp. (Chemicals)	22,077
277	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	45,206
122	Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,126
62	Alleghany Corp.* (Insurance)	49,455
1,687	Allegiant Travel Co. (Airlines)	283,483
700	Alliance Data Systems Corp. (IT Services)	71,953
889	Alliant Energy Corp. (Electric Utilities)	52,771
200	Allison Transmission Holdings, Inc. (Machinery)	8,840
3,387	Ally Financial, Inc. (Consumer Finance)	108,486
642	Alphabet, Inc. Class A* (Interactive Media & Services)	919,845
1,213	Alphabet, Inc. Class C* (Interactive Media & Services)	1,739,721
11,500	Altria Group, Inc. (Tobacco)	546,595
1,099	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,207,583
2,066	AMC Networks, Inc. Class A* (Media)	75,595
2,241	Amdocs Ltd. (IT Services)	161,240
1,472	Ameren Corp. (Multi-Utilities)	120,778
1,074	American Electric Power Co., Inc. (Electric Utilities)	111,932
2,100	American Equity Investment Life Holding Co. (Insurance)	55,461
156	American Express Co. (Consumer Finance)	20,260
8,377	American International Group, Inc. (Insurance)	421,028
490	American Water Works Co., Inc. (Water Utilities)	66,738
700	Ameriprise Financial, Inc. (Capital Markets)	115,787
6,416	Ameris Bancorp (Banks)	257,859
3,671	AMERISAFE, Inc. (Insurance)	251,170
8,058	AmerisourceBergen Corp. (Health Care Providers & Services)	689,442
376	AMETEK, Inc. (Electrical Equipment)	36,528
55	Amgen, Inc. (Biotechnology)	11,883
500	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	49,735

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
531	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	$ 58,277
439	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	42,846
6,083	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	59,370
1,331	ANSYS, Inc.* (Software)	365,133
7,160	Anthem, Inc. (Health Care Providers & Services)	1,899,405
1,500	Apache Corp. (Oil, Gas & Consumable Fuels)	41,160
2,500	Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts (REITs))	131,775
1,664	Apergy Corp.* (Energy Equipment & Services)	43,031
2,600	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	39,052
10,789	Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,339,303
7,836	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	454,410
2,285	Arch Capital Group Ltd.* (Insurance)	100,906
1,411	Archer-Daniels-Midland Co. (Food Products)	63,156
15,278	Arconic, Inc. (Aerospace & Defense)	457,576
83,525	Ares Capital Corp. (Capital Markets)	1,571,940
2,295	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	37,500
1,251	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	95,001
1,760	Arthur J. Gallagher & Co. (Insurance)	180,523
1,728	ASGN, Inc.* (Professional Services)	116,968
26	Ashland Global Holdings, Inc. (Chemicals)	1,923
3,742	Assured Guaranty Ltd. (Insurance)	171,533
25,701	AT&T, Inc. (Diversified Telecommunication Services)	966,872
587	Atmos Energy Corp. (Gas Utilities)	68,697
7,083	AtriCure, Inc.* (Health Care Equipment & Supplies)	275,529
972	Automatic Data Processing, Inc. (IT Services)	166,591
2,200	AutoNation, Inc.* (Specialty Retail)	93,368
51	AutoZone, Inc.* (Specialty Retail)	53,956

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
168	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 36,404
955	Avery Dennison Corp. (Containers & Packaging)	125,334
1,554	Avnet, Inc. (Electronic Equipment, Instruments & Components)	56,705
835	Axis Capital Holdings Ltd. (Insurance)	53,649
2,081	Balchem Corp. (Chemicals)	224,790
1,512	Ball Corp. (Containers & Packaging)	109,136
30,614	Bank of America Corp. (Banks)	1,005,058
3,787	BankUnited, Inc. (Banks)	124,971
7,956	Baxter International, Inc. (Health Care Equipment & Supplies)	709,834
1,432	Becton Dickinson & Co. (Health Care Equipment & Supplies)	394,058
3,067	Belden, Inc. (Electronic Equipment, Instruments & Components)	151,111
12,429	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	2,789,440
1,600	Berry Global Group, Inc.* (Containers & Packaging)	68,032
1,070	Best Buy Co., Inc. (Specialty Retail)	90,618
1,080	Biogen, Inc.* (Biotechnology)	290,358
4,209	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	160,784
3,005	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	87,701
592	Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,083,686
613	BorgWarner, Inc. (Auto Components)	21,020
4,767	Boston Private Financial Holdings, Inc. (Banks)	54,344
1,708	Boston Scientific Corp.* (Health Care Equipment & Supplies)	71,514
9,249	Bristol-Myers Squibb Co. (Pharmaceuticals)	582,225
2,218	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	676,845
690	Broadridge Financial Solutions, Inc. (IT Services)	82,214
1,667	Brown & Brown, Inc. (Insurance)	74,848
983	Brown-Forman Corp. Class B (Beverages)	66,490
2,171	Bunge Ltd. (Food Products)	113,826

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
60	Burlington Stores, Inc.* (Specialty Retail)	$ 13,048
257	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	18,561
1,157	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	16,302
2,051	Cactus, Inc. Class A (Energy Equipment & Services)	59,110
2,257	Cadence BanCorp. (Banks)	35,277
2,315	Cadence Design Systems, Inc.* (Software)	166,935
1,787	Cantel Medical Corp. (Health Care Equipment & Supplies)	116,262
4,459	Capital One Financial Corp. (Consumer Finance)	445,008
4,468	Cardinal Health, Inc. (Health Care Providers & Services)	228,806
6,226	Catalent, Inc.* (Pharmaceuticals)	380,409
8,089	Cathay General Bancorp (Banks)	291,689
549	CBRE Group, Inc. Class A* (Real Estate Management & Development)	33,516
2,178	CDW Corp. (Electronic Equipment, Instruments & Components)	284,120
351	Celanese Corp. (Chemicals)	36,329
308	Centene Corp.* (Health Care Providers & Services)	19,345
1,552	CenterPoint Energy, Inc. (Multi-Utilities)	41,097
1,885	CenterState Bank Corp. (Banks)	42,526
3,277	Central Garden & Pet Co.* (Household Products)	105,552
7,681	Central Garden & Pet Co. Class A* (Household Products)	230,123
851	CenturyLink, Inc. (Diversified Telecommunication Services)	11,625
233	Cerner Corp. (Health Care Technology)	16,736
10,989	Change Healthcare, Inc.* (Health Care Technology)	170,549
320	Charter Communications, Inc. Class A* (Media)	165,587
1,050	Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	17,168
277	Chemed Corp. (Health Care Providers & Services)	129,370
4,351	Chevron Corp. (Oil, Gas & Consumable Fuels)	466,166
68	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	58,940
820	Church & Dwight Co., Inc. (Household Products)	60,860

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,957	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	$ 282,552
3,647	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	89,534
3,944	Ciena Corp.* (Communications Equipment)	160,402
2,200	Cigna Corp.* (Health Care Providers & Services)	423,236
656	Cincinnati Financial Corp. (Insurance)	68,847
1,352	Cintas Corp. (Commercial Services & Supplies)	377,167
21,451	Cisco Systems, Inc. (Communications Equipment)	986,102
25,720	Citigroup, Inc. (Banks)	1,913,825
651	Citizens Financial Group, Inc. (Banks)	24,269
213	Citrix Systems, Inc. (Software)	25,820
227	CME Group, Inc. (Capital Markets)	49,284
1,680	CMS Energy Corp. (Multi-Utilities)	115,097
7,206	Cognizant Technology Solutions Corp. Class A (IT Services)	442,304
3,363	Cohen & Steers, Inc. (Capital Markets)	248,795
559	Colgate-Palmolive Co. (Household Products)	41,243
10,329	Colony Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	48,236
2,304	Columbia Banking System, Inc. (Banks)	89,165
3,800	Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	80,180
1,588	Comcast Corp. Class A (Media)	68,586
251	Comerica, Inc. (Banks)	15,351
2,518	Compass Minerals International, Inc. (Metals & Mining)	145,767
8,224	Conagra Brands, Inc. (Food Products)	270,734
642	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	48,651
640	ConocoPhillips (Oil, Gas & Consumable Fuels)	38,035
1,193	Consolidated Edison, Inc. (Multi-Utilities)	112,142
130	Constellation Brands, Inc. Class A (Beverages)	24,479
837	Copart, Inc.* (Commercial Services & Supplies)	84,922
1,600	CoreCivic, Inc. (Equity Real Estate Investment Trusts (REITs))	25,520

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,084	Corning, Inc. (Electronic Equipment, Instruments & Components)	$ 28,932
1,651	Corteva, Inc.* (Chemicals)	47,747
154	CoStar Group, Inc.* (Professional Services)	100,560
465	Costco Wholesale Corp. (Food & Staples Retailing)	142,067
20,400	Coty, Inc. Class A (Personal Products)	209,304
972	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	39,784
1,579	Credit Acceptance Corp.* (Consumer Finance)	677,359
2,800	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	419,552
1,571	CryoLife, Inc.* (Health Care Equipment & Supplies)	46,722
5,571	CryoPort, Inc.* (Health Care Equipment & Supplies)	99,777
1,400	CSX Corp. (Road & Rail)	106,876
455	Cummins, Inc. (Machinery)	72,786
436	Curtiss-Wright Corp. (Aerospace & Defense)	63,407
21,476	CVS Health Corp. (Health Care Providers & Services)	1,456,502
1,854	D.R. Horton, Inc. (Household Durables)	109,757
762	Danaher Corp. (Health Care Equipment & Supplies)	122,583
361	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	42,031
14	Deere & Co. (Machinery)	2,220
765	Delta Air Lines, Inc. (Airlines)	42,641
6,347	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	355,432
986	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	21,416
1,165	Discover Financial Services (Consumer Finance)	87,526
4,500	Discovery, Inc. Class A* (Media)	131,670
7,400	Discovery, Inc. Class C* (Media)	205,498
2,000	DISH Network Corp. Class A* (Media)	73,520
279	Dollar General Corp. (Multiline Retail)	42,801
12,849	Dollar Tree, Inc.* (Multiline Retail)	1,118,762
5,851	Dominion Energy, Inc. (Multi-Utilities)	501,723
39	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	10,988
451	Dover Corp. (Machinery)	51,346
2,102	Dow, Inc.* (Chemicals)	96,839
2,111	Dril-Quip, Inc.* (Energy Equipment & Services)	86,340

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
585	DTE Energy Co. (Multi-Utilities)	$ 77,577
2,000	Duke Energy Corp. (Electric Utilities)	195,260
1,333	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	48,401
6,272	DuPont de Nemours, Inc. (Chemicals)	321,001
744	DXC Technology Co. (IT Services)	23,719
700	Eagle Materials, Inc. (Construction Materials)	63,819
494	Eastman Chemical Co. (Chemicals)	35,207
11,843	eBay, Inc. (Internet & Direct Marketing Retail)	397,451
977	Ecolab, Inc. (Chemicals)	191,599
1,329	Edison International (Electric Utilities)	101,735
1,871	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	411,358
698	Elanco Animal Health, Inc.* (Pharmaceuticals)	21,568
31,924	Electronic Arts, Inc.* (Entertainment)	3,445,238
827	Eli Lilly & Co. (Pharmaceuticals)	115,482
2,400	EMCOR Group, Inc. (Construction & Engineering)	197,208
308	Emerson Electric Co. (Electrical Equipment)	22,062
4,411	Energizer Holdings, Inc. (Household Products)	204,053
3,120	EnerSys (Electrical Equipment)	224,515
5,422	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	280,643
8,375	Entercom Communications Corp. Class A (Media)	33,249
1,184	Entergy Corp. (Electric Utilities)	155,720
1,714	Envista Holdings Corp.* (Health Care Equipment & Supplies)	50,717
346	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	25,227
1,100	EPR Properties (Equity Real Estate Investment Trusts (REITs))	78,507
433	Equity Residential (Equity Real Estate Investment Trusts (REITs))	35,974
3,185	Essent Group Ltd. (Thrifts & Mortgage Finance)	158,008
258	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	79,918
986	Evercore, Inc. Class A (Capital Markets)	75,547

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,847	Everest Re Group Ltd. (Insurance)	$ 787,395
1,220	Evergy, Inc. (Electric Utilities)	88,035
663	Eversource Energy (Electric Utilities)	61,288
10,737	Exelon Corp. (Electric Utilities)	510,974
2,803	ExlService Holdings, Inc.* (IT Services)	204,927
121	Expedia Group, Inc. (Internet & Direct Marketing Retail)	13,122
2,420	Expeditors International of Washington, Inc. (Air Freight & Logistics)	176,757
21,920	Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	283,206
10,342	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	642,445
339	F5 Networks, Inc.* (Communications Equipment)	41,399
20,635	Facebook, Inc. Class A* (Interactive Media & Services)	4,166,413
105	FactSet Research Systems, Inc. (Capital Markets)	30,042
1,169	Fastenal Co. (Trading Companies & Distributors)	40,775
83	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	10,377
9,240	FedEx Corp. (Air Freight & Logistics)	1,336,474
2,508	Ferro Corp.* (Chemicals)	34,309
17,993	Ferroglobe Representation & Warranty Insurance Trust(b) (Metals & Mining)	—
965	Fidelity National Financial, Inc. (Insurance)	47,044
316	Fidelity National Information Services, Inc. (IT Services)	45,397
1,954	Fifth Third Bancorp (Banks)	55,591
128	First Citizens BancShares, Inc. Class A (Banks)	67,433
6,041	First Hawaiian, Inc. (Banks)	175,551
1,957	First Merchants Corp. (Banks)	77,791
2,475	First Midwest Bancorp, Inc. (Banks)	49,352
1,154	FirstCash, Inc. (Consumer Finance)	100,363
6,975	FirstEnergy Corp. (Electric Utilities)	354,260
1,465	Fiserv, Inc.* (IT Services)	173,764
2,669	Five Below, Inc.* (Specialty Retail)	302,184
700	Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	24,668
2,607	Foot Locker, Inc. (Specialty Retail)	98,988

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
77,334	Ford Motor Co. (Automobiles)	$ 682,086
152	Fortinet, Inc.* (Software)	17,535
247	Fortive Corp. (Machinery)	18,508
393	Fortune Brands Home & Security, Inc. (Building Products)	27,003
724	Fox Corp. Class A (Media)	26,846
728	Franklin Resources, Inc. (Capital Markets)	18,418
2,295	Freeport-McMoRan, Inc. (Metals & Mining)	25,475
1,974	Fresh Del Monte Produce, Inc. (Food Products)	61,944
1,676	frontdoor, Inc.* (Diversified Consumer Services)	71,364
2,250	FTI Consulting, Inc.* (Professional Services)	270,135
1,000	Gaming and Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	47,255
124	Gartner, Inc.* (IT Services)	19,937
14,295	General Dynamics Corp. (Aerospace & Defense)	2,507,915
52,200	General Electric Co. (Industrial Conglomerates)	649,890
50	General Mills, Inc. (Food Products)	2,611
25,368	General Motors Co. (Automobiles)	847,038
188	Gentex Corp. (Auto Components)	5,597
1,375	Genuine Parts Co. (Distributors)	128,659
8,789	Gilead Sciences, Inc. (Biotechnology)	555,465
6,373	Glacier Bancorp, Inc. (Banks)	270,024
1,954	Global Indemnity Ltd. (Insurance)	61,610
1,989	Globe Life, Inc. (Insurance)	207,373
9,119	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	476,741
284	GoDaddy, Inc. Class A* (IT Services)	19,088
4,117	Grand Canyon Education, Inc.* (Diversified Consumer Services)	322,279
18,880	Graphic Packaging Holding Co. (Containers & Packaging)	295,094
584	Group 1 Automotive, Inc. (Specialty Retail)	58,850
3,108	Hanmi Financial Corp. (Banks)	52,277
306	Hasbro, Inc. (Leisure Products)	31,172
1,960	HCA Healthcare, Inc. (Health Care Providers & Services)	272,048
1,442	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	51,898

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,560	Heartland Express, Inc. (Road & Rail)	$ 159,986
946	Helen of Troy Ltd.* (Household Durables)	178,841
3,330	Helios Technologies, Inc. (Machinery)	141,592
2,570	Henry Schein, Inc.* (Health Care Providers & Services)	177,176
1,064	Hess Corp. (Oil, Gas & Consumable Fuels)	60,190
2,023	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	28,180
10,339	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,114,544
3,663	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	164,542
3,943	Hologic, Inc.* (Health Care Equipment & Supplies)	211,029
2,868	Honeywell International, Inc. (Industrial Conglomerates)	496,795
818	Hormel Foods Corp. (Food Products)	38,659
1,446	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	23,628
3,950	Houlihan Lokey, Inc. (Capital Markets)	204,808
6,038	HP, Inc. (Technology Hardware, Storage & Peripherals)	128,730
2,163	HubSpot, Inc.* (Software)	391,373
57	Humana, Inc. (Health Care Providers & Services)	19,166
1,104	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	288,144
759	Huron Consulting Group, Inc.* (Professional Services)	49,191
1,559	IAA, Inc.* (Commercial Services & Supplies)	73,678
396	IAC/InterActiveCorp.* (Interactive Media & Services)	96,462
3,285	ICF International, Inc. (Professional Services)	287,733
1,154	ICU Medical, Inc.* (Health Care Equipment & Supplies)	210,570
2,175	IDACORP, Inc. (Electric Utilities)	244,013
228	IDEX Corp. (Machinery)	37,358
218	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	59,080
432	Illinois Tool Works, Inc. (Machinery)	75,591
3,164	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	208,413
724	Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	39,849

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
18,840	Intel Corp. (Semiconductors & Semiconductor Equipment)	$ 1,204,441
646	Intercontinental Exchange, Inc. (Capital Markets)	64,432
2,616	International Business Machines Corp. (IT Services)	375,998
206	International Flavors & Fragrances, Inc. (Chemicals)	27,009
723	International Paper Co. (Containers & Packaging)	29,441
2,651	Intuit, Inc. (Software)	743,287
204	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	114,195
2,429	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	377,102
200	Itron, Inc.* (Electronic Equipment, Instruments & Components)	16,350
259	J.B. Hunt Transport Services, Inc. (Road & Rail)	27,954
341	Jabil, Inc. (Electronic Equipment, Instruments & Components)	13,261
680	Jacobs Engineering Group, Inc. (Construction & Engineering)	62,920
6,781	Jefferies Financial Group, Inc. (Diversified Financial Services)	146,741
1,562	John Bean Technologies Corp. (Machinery)	176,490
15,650	Johnson & Johnson (Pharmaceuticals)	2,329,815
1,000	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	169,820
3,583	JPMorgan Chase & Co. (Banks)	474,246
1,340	Juniper Networks, Inc. (Communications Equipment)	30,740
845	Kansas City Southern (Road & Rail)	142,543
5,737	KAR Auction Services, Inc. (Commercial Services & Supplies)	120,592
2,800	KBR, Inc. (IT Services)	76,160
209	Kellogg Co. (Food Products)	14,256
11,200	Keurig Dr Pepper, Inc. (Beverages)	319,536
4,732	KeyCorp. (Banks)	88,536
415	Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	38,591
381	Kimberly-Clark Corp. (Household Products)	54,574
4,260	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	88,906
46,226	KKR & Co., Inc. Class A (Capital Markets)	1,474,609
453	KLA Corp. (Semiconductors & Semiconductor Equipment)	75,080

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
43,275	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	$ 1,604,637
603	Kohl’s Corp. (Multiline Retail)	25,778
384,739	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	1,966,016
373	L3Harris Technologies, Inc. (Aerospace & Defense)	82,556
1,008	La-Z-Boy, Inc. (Household Durables)	30,885
488	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	85,595
1,718	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	512,325
183	Lamb Weston Holdings, Inc. (Food Products)	16,710
333	Landstar System, Inc. (Road & Rail)	36,880
487	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	31,806
1,180	LCI Industries (Auto Components)	127,405
1,091	Lear Corp. (Auto Components)	134,389
476	Leggett & Platt, Inc. (Household Durables)	22,653
3,526	Leidos Holdings, Inc. (IT Services)	354,257
1,940	Lennar Corp. Class A (Household Durables)	128,738
2,161	LHC Group, Inc.* (Health Care Providers & Services)	314,966
359	Lincoln National Corp. (Insurance)	19,558
4,584	Lithia Motors, Inc. Class A (Specialty Retail)	621,774
9,531	LKQ Corp.* (Distributors)	311,521
720	Lockheed Martin Corp. (Aerospace & Defense)	308,246
4,634	Loews Corp. (Insurance)	238,419
4,928	Lowe’s Cos., Inc. (Specialty Retail)	572,831
800	LPL Financial Holdings, Inc. (Capital Markets)	73,704
2,503	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	599,193
202	M&T Bank Corp. (Banks)	34,041
5,815	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	165,262
1,185	Macy’s, Inc. (Multiline Retail)	18,901
801	ManpowerGroup, Inc. (Professional Services)	73,283
6,986	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	79,431

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,500	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	$ 81,750
36	Markel Corp.* (Insurance)	42,227
74	MarketAxess Holdings, Inc. (Capital Markets)	26,209
7,259	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	1,016,696
1,934	Marsh & McLennan Cos., Inc. (Insurance)	216,337
750	Martin Marietta Materials, Inc. (Construction Materials)	197,850
2,806	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	67,456
643	Masco Corp. (Building Products)	30,555
10,561	Mastercard, Inc. Class A (IT Services)	3,336,642
14,426	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	211,629
521	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	31,323
1,369	MAXIMUS, Inc. (IT Services)	98,226
164	McCormick & Co., Inc. (Food Products)	26,793
2,106	McDonald’s Corp. (Hotels, Restaurants & Leisure)	450,621
3,971	McKesson Corp. (Health Care Providers & Services)	566,304
700	MDU Resources Group, Inc. (Multi-Utilities)	20,727
10,903	Merck & Co., Inc. (Pharmaceuticals)	931,552
6,371	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	114,614
600	Meritage Homes Corp.* (Household Durables)	42,576
9,832	MetLife, Inc. (Insurance)	488,749
790	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	598,172
22,642	MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	176,608
1,568	MGM Resorts International (Hotels, Restaurants & Leisure)	48,702
649	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	63,265
3,948	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	209,599
45,491	Microsoft Corp. (Software)	7,743,933
339	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	46,514

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,834	Minerals Technologies, Inc. (Chemicals)	$ 99,274
5,464	Mobile Mini, Inc. (Commercial Services & Supplies)	228,067
220	Mohawk Industries, Inc.* (Household Durables)	28,970
391	Molson Coors Beverage Co. Class B (Beverages)	21,732
1,166	Mondelez International, Inc. Class A (Food Products)	66,905
3,069	Moody’s Corp. (Capital Markets)	788,089
10,101	Morgan Stanley (Capital Markets)	527,878
542	Motorola Solutions, Inc. (Communications Equipment)	95,934
889	MSCI, Inc. (Capital Markets)	254,076
234	Nasdaq, Inc. (Capital Markets)	27,252
6,305	National General Holdings Corp. (Insurance)	137,260
2,606	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	219,894
70,072	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,444,184
10,764	Navient Corp. (Consumer Finance)	154,786
3,398	NCR Corp.* (Technology Hardware, Storage & Peripherals)	114,581
1,609	Nelnet, Inc. Class A (Consumer Finance)	92,131
343	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	18,316
2,156	Newmont Corp. (Metals & Mining)	97,149
369	NextEra Energy, Inc. (Electric Utilities)	98,966
2,599	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	250,284
2,053	NiSource, Inc. (Multi-Utilities)	60,173
4,111	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	131,223
2,114	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	41,794
247	Norfolk Southern Corp. (Road & Rail)	51,428
407	Northrop Grumman Corp. (Aerospace & Defense)	152,450
3,948	NorthWestern Corp. (Multi-Utilities)	303,878
1,501	NortonlifeLock, Inc. (Software)	42,658
542	Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	29,187

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,300	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	$ 158,627
524	Nucor Corp. (Metals & Mining)	24,885
3,424	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	809,536
25	NVR, Inc.* (Household Durables)	95,424
197	O’Reilly Automotive, Inc.* (Specialty Retail)	80,002
4,792	O-I Glass, Inc. (Containers & Packaging)	60,475
932	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	37,019
203	Okta, Inc.* (IT Services)	25,994
167	Old Republic International Corp. (Insurance)	3,766
2,125	Olin Corp. (Chemicals)	31,599
2,850	Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	151,164
307	Omnicom Group, Inc. (Media)	23,120
258	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	19,316
24,102	Oracle Corp. (Software)	1,264,150
2,900	Oshkosh Corp. (Machinery)	249,516
42,337	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	659,656
2,113	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	146,642
232	PACCAR, Inc. (Machinery)	17,217
6,511	Pacific Premier Bancorp, Inc. (Banks)	194,028
124	Packaging Corp. of America (Containers & Packaging)	11,873
2,631	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	43,780
4,283	Patrick Industries, Inc. (Building Products)	222,202
1,791	Patterson Cos., Inc. (Health Care Providers & Services)	39,420
1,749	Paychex, Inc. (IT Services)	150,012
121	Paycom Software, Inc.* (Software)	38,497
3,074	Paylocity Holding Corp.* (Software)	436,170
1,239	Peapack Gladstone Financial Corp. (Banks)	36,216
4,265	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	101,166
2,806	PepsiCo, Inc. (Beverages)	398,508
8,784	Performance Food Group Co.* (Food & Staples Retailing)	454,923

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,700	Perspecta, Inc. (IT Services)	$ 75,789
1,352	Pfizer, Inc. (Pharmaceuticals)	50,348
7,297	Phillips 66 (Oil, Gas & Consumable Fuels)	666,727
573	Phreesia, Inc.* (Health Care Technology)	17,763
6,800	Pilgrim’s Pride Corp.* (Food Products)	177,140
677	Pinnacle West Capital Corp. (Electric Utilities)	66,136
8,150	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	1,100,250
8,696	PolyOne Corp. (Chemicals)	288,533
1,437	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	140,352
354	PPG Industries, Inc. (Chemicals)	42,423
2,196	PPL Corp. (Electric Utilities)	79,473
5,868	PQ Group Holdings, Inc.* (Chemicals)	89,839
6,109	PRA Group, Inc.* (Consumer Finance)	216,014
815	Preferred Bank (Banks)	48,990
9,824	Primoris Services Corp. (Construction & Engineering)	209,546
1,656	Principal Financial Group, Inc. (Insurance)	87,685
1,973	ProAssurance Corp. (Insurance)	59,920
603	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	56,007
1,797	Proofpoint, Inc.* (Software)	220,690
4,564	Prudential Financial, Inc. (Insurance)	415,598
1,125	Public Service Enterprise Group, Inc. (Multi-Utilities)	66,600
281	Public Storage (Equity Real Estate Investment Trusts (REITs))	62,877
291	PulteGroup, Inc. (Household Durables)	12,993
1,524	PVH Corp. (Textiles, Apparel & Luxury Goods)	132,847
15,552	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,646,335
5,326	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	302,943
16,697	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,424,421
587	Quest Diagnostics, Inc. (Health Care Providers & Services)	64,963
8,000	Qurate Retail, Inc.* (Internet & Direct Marketing Retail)	68,240
3,329	Radian Group, Inc. (Thrifts & Mortgage Finance)	81,527

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
138	Raymond James Financial, Inc. (Capital Markets)	$ 12,617
6,577	Raytheon Co. (Aerospace & Defense)	1,453,122
2,112	RBC Bearings, Inc.* (Machinery)	328,437
669	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	52,456
4,112	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	72,495
739	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	45,848
3,541	Regions Financial Corp. (Banks)	55,133
3,916	Republic Services, Inc. (Commercial Services & Supplies)	372,216
5,616	ResMed, Inc. (Health Care Equipment & Supplies)	892,776
3,000	Retail Properties of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	36,450
641	Robert Half International, Inc. (Professional Services)	37,287
70	Rockwell Automation, Inc. (Electrical Equipment)	13,416
1,452	Rogers Corp.* (Electronic Equipment, Instruments & Components)	170,973
4,122	Roper Technologies, Inc. (Industrial Conglomerates)	1,573,203
417	Ross Stores, Inc. (Specialty Retail)	46,783
5,182	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	440,625
2,212	S&P Global, Inc. (Capital Markets)	649,731
118	salesforce.com, Inc.* (Software)	21,513
3,162	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	110,765
1,488	Science Applications International Corp. (IT Services)	130,602
6,659	Seacoast Banking Corp. of Florida* (Banks)	180,792
37	SEI Investments Co. (Capital Markets)	2,415
1,571	Sempra Energy (Multi-Utilities)	252,365
163	ServiceNow, Inc.* (Software)	55,131
8,557	Silgan Holdings, Inc. (Containers & Packaging)	264,069
2,348	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	230,832

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,300	Simmons First National Corp. Class A (Banks)	$ 55,154
2,610	Sirius XM Holdings, Inc. (Media)	18,453
2,570	SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	248,133
1,017	Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	38,778
3,540	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	132,361
8,797	Skyline Champion Corp.* (Household Durables)	252,914
14,633	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,655,724
323	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	29,729
35,675	SLM Corp. (Consumer Finance)	389,571
285	Snap-on, Inc. (Machinery)	45,495
425	Southwest Airlines Co. (Airlines)	23,367
716	Spectrum Brands Holdings, Inc. (Household Products)	43,970
1,166	Spirit Airlines, Inc.* (Airlines)	47,888
864	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	45,602
295	Splunk, Inc.* (Software)	45,802
1,379	SS&C Technologies Holdings, Inc. (Software)	86,891
8,851	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	285,356
804	Standard Motor Products, Inc. (Auto Components)	39,058
317	Stanley Black & Decker, Inc. (Machinery)	50,508
21,309	Starbucks Corp. (Hotels, Restaurants & Leisure)	1,807,642
406	State Street Corp. (Capital Markets)	30,706
3,021	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	116,490
7,422	Stifel Financial Corp. (Capital Markets)	480,129
3,299	Stryker Corp. (Health Care Equipment & Supplies)	695,099
299	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	48,489
7,293	SunCoke Energy, Inc. (Metals & Mining)	42,883
4,447	Sykes Enterprises, Inc.* (IT Services)	149,375
1,467	Synchrony Financial (Consumer Finance)	47,545

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9,273	Syneos Health, Inc.* (Life Sciences Tools & Services)	$ 568,991
2,287	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	315,057
3,316	Synopsys, Inc.* (Software)	489,143
3,210	Synovus Financial Corp. (Banks)	112,414
2,593	Sysco Corp. (Food & Staples Retailing)	212,989
954	T-Mobile US, Inc.* (Wireless Telecommunication Services)	75,547
2,362	T. Rowe Price Group, Inc. (Capital Markets)	315,398
2,100	Take-Two Interactive Software, Inc.* (Entertainment)	261,744
1,235	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	31,826
666	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	24,309
4,278	Target Corp. (Multiline Retail)	473,746
58	Teleflex, Inc. (Health Care Equipment & Supplies)	21,548
1,518	Tetra Tech, Inc. (Commercial Services & Supplies)	129,941
22,637	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,731,154
5,719	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	357,437
678	Textron, Inc. (Aerospace & Defense)	31,141
4,674	The Allstate Corp. (Insurance)	554,056
2,267	The Bank of New York Mellon Corp. (Capital Markets)	101,516
339	The Boeing Co. (Aerospace & Defense)	107,894
17,033	The Carlyle Group, Inc. (Capital Markets)	553,232
53,900	The Charles Schwab Corp. (Capital Markets)	2,455,145
251	The Clorox Co. (Household Products)	39,485
8,272	The Coca-Cola Co. (Beverages)	483,085
204	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	70,766
1,127	The Estee Lauder Cos., Inc. Class A (Personal Products)	219,945
2,500	The Geo Group, Inc. (Equity Real Estate Investment Trusts (REITs))	39,500
854	The Hanover Insurance Group, Inc. (Insurance)	118,347
2,153	The Hartford Financial Services Group, Inc. (Insurance)	127,630

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
512	The Hershey Co. (Food Products)	$ 79,447
10,392	The Home Depot, Inc. (Specialty Retail)	2,370,415
435	The J.M. Smucker Co. (Food Products)	45,070
3,548	The Kraft Heinz Co. (Food Products)	103,602
5,538	The Kroger Co. (Food & Staples Retailing)	148,751
614	The Mosaic Co. (Chemicals)	12,182
357	The PNC Financial Services Group, Inc. (Banks)	53,032
9,044	The Procter & Gamble Co. (Household Products)	1,127,063
9,584	The Progressive Corp. (Insurance)	773,333
4,850	The Sherwin-Williams Co. (Chemicals)	2,701,401
7,926	The Southern Co. (Electric Utilities)	557,990
1,492	The Timken Co. (Machinery)	78,375
2,134	The TJX Cos., Inc. (Specialty Retail)	125,991
365	The Travelers Cos., Inc. (Insurance)	48,041
20,999	The Walt Disney Co. (Entertainment)	2,904,372
1,698	The Western Union Co. (IT Services)	45,676
564	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	11,669
6,628	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,075,823
603	Tiffany & Co. (Specialty Retail)	80,814
267	Tractor Supply Co. (Specialty Retail)	24,818
22	TransDigm Group, Inc. (Aerospace & Defense)	14,152
3,055	TripAdvisor, Inc. (Interactive Media & Services)	83,463
593	Truist Financial Corp. (Banks)	30,581
3,455	TTEC Holdings, Inc. (IT Services)	137,233
3,535	Tutor Perini Corp.* (Construction & Engineering)	39,804
253	Twilio, Inc. Class A* (IT Services)	31,458
19,668	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	300,134
5,918	Tyson Foods, Inc. Class A (Food Products)	489,004
624	U.S. Bancorp (Banks)	33,209
783	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	37,514
6,000	UGI Corp. (Gas Utilities)	249,540

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
127	Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	$ 34,025
3,077	Umpqua Holdings Corp. (Banks)	52,001
209	Union Pacific Corp. (Road & Rail)	37,499
1,963	United Bankshares, Inc. (Banks)	67,331
10,082	United Parcel Service, Inc. Class B (Air Freight & Logistics)	1,043,689
1,607	United Technologies Corp. (Aerospace & Defense)	241,371
8,928	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,432,434
1,559	Universal Corp. (Tobacco)	82,861
8,925	Universal Forest Products, Inc. (Building Products)	427,507
406	Universal Health Services, Inc. Class B (Health Care Providers & Services)	55,667
887	Unum Group (Insurance)	23,674
4,258	US Ecology, Inc. (Commercial Services & Supplies)	229,975
5,908	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	498,103
9,148	Valvoline, Inc. (Chemicals)	192,840
436	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	61,289
138	Veeva Systems, Inc. Class A* (Health Care Technology)	20,232
7,958	Veracyte, Inc.* (Biotechnology)	208,898
1,886	VeriSign, Inc.* (IT Services)	392,552
578	Verisk Analytics, Inc. (Professional Services)	93,908
11,757	Verizon Communications, Inc. (Diversified Telecommunication Services)	698,836
1,200	Vertex Pharmaceuticals, Inc.* (Biotechnology)	272,460
690	VF Corp. (Textiles, Apparel & Luxury Goods)	57,249
7,858	ViacomCBS, Inc. Class B (Media)	268,194
49,250	Virtu Financial, Inc. Class A (Capital Markets)	821,982
5,958	Virtusa Corp.* (IT Services)	248,091
8,125	Visa, Inc. Class A (IT Services)	1,616,631
7,200	Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	162,144
64	VMware, Inc. Class A* (Software)	9,476
180	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	11,839

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
48	Voya Financial, Inc. (Diversified Financial Services)	$ 2,867
200	Vulcan Materials Co. (Construction Materials)	28,326
2,180	W.R. Berkley Corp. (Insurance)	160,295
81	W.W. Grainger, Inc. (Trading Companies & Distributors)	24,516
4,213	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	214,231
2,643	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	175,416
2,212	Walmart, Inc. (Food & Staples Retailing)	253,252
3,587	Washington Federal, Inc. (Thrifts & Mortgage Finance)	121,958
3,699	Waste Management, Inc. (Commercial Services & Supplies)	450,168
67	Waters Corp.* (Life Sciences Tools & Services)	14,994
714	WD-40 Co. (Household Products)	133,389
4,687	Webster Financial Corp. (Banks)	210,259
1,162	WEC Energy Group, Inc. (Multi-Utilities)	116,072
843	Wells Fargo & Co. (Banks)	39,570
838	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	71,155
4,495	WESCO International, Inc.* (Trading Companies & Distributors)	217,603
1,166	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	76,373
559	Westrock Co. (Containers & Packaging)	21,801
456	Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	13,201
1,309	Whirlpool Corp. (Household Durables)	191,337
144	White Mountains Insurance Group Ltd. (Insurance)	160,880
400	Wintrust Financial Corp. (Banks)	25,312
5,212	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	164,543
8,380	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	327,826
606	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	50,977
9,700	WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	115,915
230	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	29,017

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,252	Xcel Energy, Inc. (Electric Utilities)	$ 86,626
2,000	Xerox Holdings Corp.* (Technology Hardware, Storage & Peripherals)	71,140
65	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	5,491
538	Xylem, Inc. (Machinery)	43,933
2,509	Yelp, Inc.* (Interactive Media & Services)	81,793
9,086	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	391,334
584	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	61,770
242	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	35,792
443	Zions Bancorp NA (Banks)	20,152
1,446	Zoetis, Inc. (Pharmaceuticals)	194,068

		190,249,080

TOTAL COMMON STOCKS (Cost $337,048,376)		$389,756,135

Shares	Dividend Rate	Value

Preferred Stocks – 0.5%
Brazil – 0.1%
Banco Bradesco SA (Banks)
211	6.200%	$ 1,620
Bradespar SA (Metals & Mining)
400	3.700	3,457
Braskem SA Class A (Chemicals)
800	2.740	5,894
Cia Brasileira de Distribuicao (Food & Staples Retailing)
300	1.040	5,960
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
16,400	6.780	85,014
Cia Energetica de Minas Gerais (Electric Utilities)
3,566	4.880	12,448
Gerdau SA (Metals & Mining)
700	1.370	3,277
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
6,500	3.200	43,181
Telefonica Brasil SA (Diversified Telecommunication Services)
11,970	4.790	165,997

		326,848

Shares	Dividend Rate		Value

Preferred Stocks – (continued)
Chile – 0.0%
Embotelladora Andina SA (Beverages)
899	4.710%		$ 2,348

Colombia – 0.0%
Bancolombia SA (Banks)
595	2.360		7,777
Grupo Aval Acciones y Valores SA (Banks)
15,351	3.970		6,508

			14,285

Germany – 0.4%
FUCHS PETROLUB SE (Chemicals)
206	2.270		9,130
Henkel AG & Co. KGaA (Household Products)
46	1.990		4,678
Volkswagen AG (Automobiles)
12,395	2.850		2,223,820

			2,237,628

Russia – 0.0%
Transneft PJSC (Oil, Gas & Consumable Fuels)
1	6.560		2,580

TOTAL PREFERRED STOCKS – 0.5% (Cost $1,879,997)			$ 2,583,689

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 0.0%
Food & Drug Retailing – 0.0%
Britannia Industries Ltd.
$16,675	8.000%	08/28/22	$ 251
(Cost $237)

Shares	Description		Value

Exchange Traded Funds – 4.9%
5,600	iShares MSCI Emerging Markets ETF		235,816
548,600	Vanguard FTSE Emerging Markets ETF		23,046,686

TOTAL EXCHANGE TRADED FUNDS (Cost $23,159,532)			$ 23,282,502

Shares	Dividend Rate		Value

Investment Companies(c) – 11.6%
Goldman Sachs Financial Square Government Fund - Class R6
43,193,847	1.535%		$ 43,193,847

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Dividend Rate		Value

Investment Companies (c)– (continued)
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,633,996	1.535%		$ 11,633,996

TOTAL INVESTMENT COMPANIES — 11.6% (Cost $54,827,843)			$ 54,827,843

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(d) – 0.0%
United States Treasury Bills
$60,000	0.000%	03/19/20	$ 59,886
(Cost $59,882)

TOTAL INVESTMENTS – 99.1% (Cost $416,975,867)			$470,510,306

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			4,411,923

NET ASSETS – 100.0%			$474,922,229

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	CHF	4,700,000	USD	4,832,706	02/04/20	$48,194
	DKK	6,220,000	USD	916,272	02/04/20	7,114
	EUR	14,680,000	USD	16,158,711	02/04/20	126,078
	GBP	6,410,000	USD	8,333,529	02/04/20	131,753
	HKD	13,090,000	USD	1,683,168	02/04/20	2,120
	ILS	600,000	USD	173,684	02/04/20	216
	JPY	1,379,000,000	USD	12,649,502	02/04/20	80,251
	USD	3,531,012	AUD	5,090,000	02/04/20	123,562
	USD	3,441,437	AUD	5,090,000	03/03/20	32,201
	USD	926,720	DKK	6,220,000	02/04/20	3,334
	USD	16,339,898	EUR	14,680,000	02/04/20	55,110
	USD	326,179	NOK	2,900,000	02/04/20	10,886
	USD	317,263	NOK	2,900,000	03/03/20	1,937
	USD	134,054	NZD	200,000	02/04/20	4,768
	USD	130,725	NZD	200,000	03/03/20	1,393
	USD	1,364,562	SEK	12,825,000	02/04/20	32,104
	USD	1,334,506	SEK	12,825,000	03/03/20	263
	USD	650,024	SGD	880,000	02/04/20	5,159
	USD	647,981	SGD	880,000	03/03/20	3,066
JPMorgan Securities, Inc.	CHF	2,190,000	USD	2,251,835	02/04/20	22,456
	DKK	2,840,000	USD	418,362	02/04/20	3,248
	EUR	6,540,000	USD	7,198,772	02/04/20	56,168
	GBP	3,065,000	USD	3,984,753	02/04/20	62,999
	HKD	6,400,000	USD	822,939	02/04/20	1,037
	ILS	280,000	USD	81,052	02/04/20	101
	JPY	594,000,000	USD	5,448,734	02/04/20	34,568
	USD	1,657,980	AUD	2,390,000	02/04/20	58,018
	USD	1,615,920	AUD	2,390,000	03/03/20	15,120
	USD	423,133	DKK	2,840,000	02/04/20	1,522
	USD	7,279,492	EUR	6,540,000	02/04/20	24,552
	USD	151,842	NOK	1,350,000	02/04/20	5,067
	USD	147,691	NOK	1,350,000	03/03/20	902
	USD	60,324	NZD	90,000	02/04/20	2,146
	USD	58,826	NZD	90,000	03/03/20	627
	USD	598,492	SEK	5,625,000	02/04/20	14,081
	USD	585,310	SEK	5,625,000	03/03/20	115
	USD	310,239	SGD	420,000	02/04/20	2,462
	USD	309,264	SGD	420,000	03/03/20	1,463

TOTAL						$976,161

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	5,090,000	USD	3,439,499	02/04/20	$(32,049)
	NOK	2,900,000	USD	317,231	02/04/20	(1,937)
	NZD	200,000	USD	130,674	02/04/20	(1,388)
	SEK	12,825,000	USD	1,332,728	02/04/20	(271)
	SGD	880,000	USD	647,861	02/04/20	(2,996)
	USD	4,833,918	CHF	4,700,000	02/04/20	(46,982)
	USD	4,842,006	CHF	4,700,000	03/03/20	(48,539)
	USD	918,043	DKK	6,220,000	03/03/20	(7,136)
	USD	16,186,682	EUR	14,680,000	03/03/20	(126,396)
	USD	8,338,016	GBP	6,410,000	02/04/20	(127,267)
	USD	8,340,789	GBP	6,410,000	03/03/20	(130,903)
	USD	1,679,742	HKD	13,090,000	02/04/20	(5,546)
	USD	1,682,457	HKD	13,090,000	03/03/20	(2,009)
	USD	173,188	ILS	600,000	02/04/20	(712)
	USD	173,910	ILS	600,000	03/03/20	(197)
	USD	12,644,926	JPY	1,379,000,000	02/04/20	(84,827)
	USD	12,668,253	JPY	1,379,000,000	03/03/20	(80,279)
JPMorgan Securities, Inc.	AUD	2,390,000	USD	1,615,010	02/04/20	(15,049)
	NOK	1,350,000	USD	147,676	02/04/20	(902)
	NZD	90,000	USD	58,803	02/04/20	(625)
	SEK	5,625,000	USD	584,530	02/04/20	(119)
	SGD	420,000	USD	309,206	02/04/20	(1,430)
	USD	2,252,400	CHF	2,190,000	02/04/20	(21,891)
	USD	2,256,169	CHF	2,190,000	03/03/20	(22,617)
	USD	419,171	DKK	2,840,000	03/03/20	(3,258)
	USD	7,211,233	EUR	6,540,000	03/03/20	(56,310)
	USD	3,986,898	GBP	3,065,000	02/04/20	(60,854)
	USD	3,988,224	GBP	3,065,000	03/03/20	(62,592)
	USD	821,264	HKD	6,400,000	02/04/20	(2,712)
	USD	822,592	HKD	6,400,000	03/03/20	(982)
	USD	80,821	ILS	280,000	02/04/20	(332)
	USD	81,158	ILS	280,000	03/03/20	(92)
	USD	5,446,763	JPY	594,000,000	02/04/20	(36,539)
	USD	5,456,811	JPY	594,000,000	03/03/20	(34,580)
State Street Bank and Trust	MXN	1,223,526	USD	64,907	02/05/20	(203)

TOTAL						$(1,020,521)

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	305	03/20/20	$49,166,000	$569,838

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 28.5%
Sovereign – 28.5%
Abu Dhabi Government International Bond(a)
	$1,536,000	2.500%		09/30/29	$ 1,557,120
	2,128,000	3.125		09/30/49	2,129,330
Bonos de la Tesoreria de la Republica
CLP	1,459,419,875	2.000		03/01/35	2,179,609
Bonos de la Tesoreria de la Republica en Pesos
	1,500,000,000	4.500		03/01/26	2,033,884
Brazil Notas do Tesouro Nacional
BRL	2,640,436	6.000		05/15/35	813,592
	25,502,000	10.000		01/01/23	6,641,707
	10,455,000	10.000		01/01/25	2,821,899
	20,440,000	10.000		01/01/27	5,668,013
China Government International Bond
	$426,000	1.875		12/03/22	428,955
	787,000	3.250		10/19/23	829,400
Croatia Government International Bond
	875,000	6.625		07/14/20	891,625
Czech Republic Government Bond
CZK	18,810,000	0.950		05/15/30	787,998
	39,510,000	2.000		10/13/33	1,852,170
	21,510,000	2.500		08/25/28	1,025,023
Dominican Republic
	$1,780,000	4.500	(a)	01/30/30	1,775,995
	848,000	5.875	(a)	01/30/60	847,152
	778,000	6.400		06/05/49	839,024
Ecuador Government International Bond
	961,000	9.500		03/27/30	826,160
	360,000	9.500	(a)	03/27/30	309,487
	945,000	10.750		03/28/22	932,597
Egypt Treasury Bills(b)
EGP	29,500,000	0.000		02/11/20	1,859,135
	13,500,000	0.000		02/18/20	847,868

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Egypt Treasury Bills(b) – (continued)
EGP	17,500,000	0.000%		03/10/20	$ 1,090,992
	5,725,000	0.000		04/07/20	353,088
	25,725,000	0.000		04/14/20	1,584,351
	26,150,000	0.000		05/05/20	1,595,647
	25,950,000	0.000		05/12/20	1,578,417
	10,675,000	0.000		05/26/20	646,209
El Salvador Government International Bond
	$482,000	5.875		01/30/25	517,698
Export-Import Bank of India(a)
	580,000	3.250		01/15/30	582,460
Federal Republic of Brazil(c)
	2,179,000	4.500		05/30/29	2,367,620
Government of Jamaica
	619,000	7.875		07/28/45	843,968
Hungary Government Bond
	1,642,000	6.375		03/29/21	1,728,718
Indonesia Treasury Bond
IDR	7,717,000,000	5.625		05/15/23	563,446
	10,100,000,000	6.625		05/15/33	697,865
	19,230,000,000	7.000		05/15/22	1,449,115
	2,565,000,000	7.000		05/15/27	190,755
	21,316,000,000	7.500		08/15/32	1,585,236
	6,220,000,000	7.500		06/15/35	466,604
	19,987,000,000	8.125		05/15/24	1,576,419
	29,438,000,000	8.375		03/15/24	2,338,009
	30,224,000,000	8.375		09/15/26	2,430,315
	56,990,000,000	8.375		03/15/34	4,563,791
	22,339,000,000	9.000		03/15/29	1,860,084
Islamic Republic of Pakistan
	$886,000	6.875		12/05/27	933,622
Kingdom of Bahrain
	925,000	5.625	(a)	09/30/31	982,812
	779,000	7.000		10/12/28	918,977
Kingdom of Jordan
	714,000	7.375		10/10/47	783,838

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Kuwait International Government Bond
	$345,000	2.750%		03/20/22	$ 351,037
	200,000	3.500		03/20/27	216,875
Malaysia Government Bond
MYR	5,799,000	3.480		03/15/23	1,439,226
	1,926,000	3.844		04/15/33	496,126
	8,240,000	3.882		03/10/22	2,051,694
	6,503,000	3.885		08/15/29	1,683,585
	6,930,000	3.899		11/16/27	1,777,910
	8,085,000	4.181		07/15/24	2,067,065
	2,440,000	4.893		06/08/38	707,950
Oman Government International Bond
	$849,000	4.875	(a)	02/01/25	875,531
	166,000	6.500		03/08/47	163,354
	870,000	6.500		03/08/47	856,134
	837,000	6.750		01/17/48	834,646
Panama Notas del Tesoro(a)
	368,000	3.750		04/17/26	392,748
Perusahaan Penerbit SBSN Indonesia III
	554,000	4.325		05/28/25	603,514
Republic of Angola
	336,000	8.000	(a)	11/26/29	354,480
	540,000	9.125	(a)	11/26/49	565,650
	600,000	9.375		05/08/48	650,062
Republic of Argentina
	2,264,000	5.875		01/11/28	991,207
	793,000	6.875		04/22/21	422,768
Republic of Azerbaijan
	850,000	5.125		09/01/29	932,869
	135,000	5.125		09/01/29	148,162
Republic of Chile(c)
	2,454,000	2.550		01/27/32	2,487,129
	1,617,000	3.500		01/25/50	1,756,972
Republic of Colombia
	436,000	4.500	(c)	03/15/29	491,317

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Colombia – (continued)
$1,192,000	5.000	%(c)	06/15/45	$ 1,444,182
8,555,400,000	6.000		04/28/28	2,552,336
3,000,000,000	7.000		05/04/22	918,386
5,389,200,000	7.500		08/26/26	1,747,598
9,349,500,000	7.750		09/18/30	3,128,119
7,402,300,000	10.000		07/24/24	2,579,160
Republic of Costa Rica
$639,000	4.250		01/26/23	645,989
658,000	7.158		03/12/45	706,322
Republic of Egypt
821,000	7.053	(a)	01/15/32	874,622
378,000	7.053		01/15/32	402,688
984,000	7.600		03/01/29	1,101,157
820,000	8.500		01/31/47	937,619
258,000	8.500		01/31/47	295,007
Republic of Gabon
400,000	6.375		12/12/24	429,750
200,000	6.625		02/06/31	199,928
596,000	8.125		03/26/32	610,527
Republic of Ghana
707,000	7.875		03/26/27	753,839
Republic of Guatemala(c)
700,000	4.900		06/01/30	752,937
Republic of Indonesia
1,635,000	3.500		01/11/28	1,725,436
919,000	4.125		01/15/25	991,946
707,000	4.625		04/15/43	812,608
Republic of Ivory Coast(c)(d)
515,685	5.750		12/31/32	514,718
113,595	5.750		12/31/32	113,382
Republic of Kenya
1,070,000	7.000		05/22/27	1,135,537
Republic of Korea
726,000	2.000		06/19/24	734,331
590,000	2.500		06/19/29	614,759

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Lebanon
	$535,000	6.000%		01/27/23	$ 205,975
	120,000	6.000		01/27/23	46,200
	1,254,000	6.100		10/04/22	493,762
	325,000	6.600		11/27/26	119,438
	567,000	6.650		11/03/28	204,120
Republic of Lithuania
	520,000	7.375		02/11/20	520,812
Republic of Mongolia
	724,000	5.625		05/01/23	739,611
Republic of Namibia
	255,000	5.250		10/29/25	267,352
Republic of Nigeria
	1,156,000	7.625		11/28/47	1,125,294
	775,000	8.747		01/21/31	865,578
Republic of Panama(c)
	1,973,000	3.160		01/23/30	2,086,447
Republic of Peru
PEN	2,741,000	2.844		06/20/30	2,902,890
	1,410,000	5.400	(a)	08/12/34	447,002
	5,658,000	6.150	(a)	08/12/32	1,930,847
	4,809,000	6.900		08/12/37	1,751,229
	4,638,000	6.950		08/12/31	1,681,239
Republic of Philippines
PHP
	$864,000	3.750		01/14/29	980,640
	2,091,000	4.000		01/15/21	2,133,473
	25,000,000	5.500		03/08/23	507,974
Republic of Poland
PLN	2,900,000	2.500		04/25/24	771,130
	6,901,000	2.500		07/25/27	1,832,602
	$1,605,000	5.000		03/23/22	1,711,331

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Qatar
	$1,432,000	4.000%		03/14/29	$ 1,618,160
	1,888,000	4.817		03/14/49	2,408,380
Republic of Romania
RON	2,165,000	3.650		09/24/31	462,863
	8,855,000	4.250		06/28/23	2,087,141
	4,880,000	5.000		02/12/29	1,192,448
	3,930,000	5.850		04/26/23	970,649
Republic of Senegal
	$497,000	6.250		07/30/24	551,981
Republic of Serbia
	415,000	7.250		09/28/21	450,275
Republic of South Africa
ZAN	898,000	4.850		09/30/29	906,082
	1,373,000	5.750		09/30/49	1,349,000
	51,600,000	6.500		02/28/41	2,397,459
	16,400,000	8.000		01/31/30	1,023,111
	33,750,000	8.250		03/31/32	2,064,772
	76,425,000	8.500		01/31/37	4,507,986
	44,642,000	8.750		01/31/44	2,609,661
	40,104,467	8.750		02/28/48	2,335,973
	12,150,000	8.875		02/28/35	756,234
Republic of Sri Lanka
	$760,000	5.750		04/18/23	762,375
	565,000	6.350	(a)	06/28/24	569,095
	1,150,000	6.750		04/18/28	1,111,187
Republic of Turkey
TRY	2,199,000	5.125		02/17/28	2,204,497
	1,334,000	6.350		08/10/24	1,443,638
	7,475,000	9.500		01/12/22	1,236,518
	4,145,000	10.500		08/11/27	715,456
	9,544,823	10.700		02/17/21	1,604,458

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Turkey – (continued)
TRY	10,388,100	11.000%	03/02/22	$ 1,767,023
	3,466,103	11.000	02/24/27	609,857
	2,350,000	16.200	06/14/23	460,600
Republic of Uruguay(c)
	$2,112,086	4.375	01/23/31	2,423,619
Republic of Venezuela(e)
	85,000	6.000	12/09/20	10,413
	190,000	7.000	03/31/38	22,800
	199,000	7.650	04/21/25	24,378
	110,000	7.750	10/13/19	13,475
	175,000	8.250	10/13/24	21,438
	203,000	9.000	05/07/23	24,868
	165,000	9.250	09/15/27	20,213
	145,000	9.250	05/07/28	17,763
	152,000	9.375	01/13/34	18,620
	205,000	11.750	10/21/26	25,113
	205,000	11.950	08/05/31	25,113
	140,000	12.750	08/23/22	17,150
Republic of Zambia
	675,000	8.500	04/14/24	461,742
Romanian Government International Bond
	470,000	5.125	06/15/48	560,034
	506,000	6.750	02/07/22	551,856
Russian Federation Bond
RUB	145,278,000	6.500	02/28/24	2,335,832
	116,000,000	6.900	05/23/29	1,916,107
	161,100,000	7.050	01/19/28	2,673,674
	160,300,000	7.100	10/16/24	2,637,482
	195,800,000	7.400	12/07/22	3,210,462
	51,000,000	7.700	03/23/33	899,195
	102,576,000	7.750	09/16/26	1,757,673
	44,550,000	8.150	02/03/27	781,202
	79,200,000	8.500	09/17/31	1,471,699

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Russian Foreign Bond - Eurobond
	$3,600,000	4.375%		03/21/29	$ 4,059,000
Saudi Government International Bond(a)
	1,204,000	2.750		02/03/32	1,210,011
	3,006,000	3.750		01/21/55	3,055,604
Serbia Treasury Bonds
RSD	163,300,000	4.500		01/11/26	1,679,459
Thailand Government Bond
THB	16,775,000	2.125		12/17/26	568,134
	81,787,000	3.300		06/17/38	3,288,417
	67,800,000	3.400		06/17/36	2,719,362
Ukraine Government Bond
UAH	14,000,000	0.000	(b)	04/01/20	549,188
	$379,000	7.750		09/01/20	388,664
	271,000	7.750		09/01/21	288,480
	613,000	7.750		09/01/22	667,557
	598,000	8.994		02/01/24	686,205
	3,374,000	14.300		05/06/20	136,002
	16,500,000	14.500		08/19/20	671,217
	8,146,000	14.640		06/10/20	328,978
	27,069,000	16.000		05/24/23	1,273,690
	2,879,000	16.060		08/03/22	127,463
	17,551,000	17.000		05/11/22	775,738
	22,180,000	17.250		09/30/20	918,119
	8,880,000	17.250		01/05/22	397,023
United Mexican States
MXN
	$1,120,000	4.500	(c)	01/31/50	1,256,150
	31,810,000	5.750		03/05/26	1,613,453
	2,330,000	6.500		06/09/22	123,162

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States – (continued)
$71,050,000	7.500%	06/03/27	$ 3,953,627
32,260,000	7.750	05/29/31	1,848,983
46,770,000	7.750	11/13/42	2,697,925
36,080,000	8.000	12/07/23	2,001,600
11,540,000	8.000	09/05/24	645,169
23,750,000	8.500	11/18/38	1,463,716
76,400,000	10.000	12/05/24	4,619,470

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $245,429,723)			$251,604,005

Corporate Obligations – 41.8%
Advertising(c) – 0.3%
Summer BC Holdco B S.a.r.l.
$850,000	5.750%	10/31/26	$ 979,759
Terrier Media Buyer, Inc.(a)
1,603,000	8.875	12/15/27	1,651,090

			2,630,849

Aerospace & Defense – 0.7%
Bombardier, Inc.(a)
508,000	6.125	01/15/23	500,380
F-Brasile SpA/F-Brasile US LLC(a)(c)
1,000,000	7.375	08/15/26	1,063,330
Intrawest Resorts Holdings, Inc.(f)
1,750,000	9.125	04/01/20	—
TransDigm, Inc.(a)(c)
1,867,000	5.500	11/15/27	1,876,335
1,800,000	6.250	03/15/26	1,944,000
Triumph Group, Inc.(c)
720,000	7.750	08/15/25	702,000

			6,086,045

Agriculture(a) – 0.4%
JBS Investments II GmbH(c)
1,230,000	7.000	01/15/26	1,336,087
MHP Lux SA
589,000	6.250	09/19/29	569,858
Vector Group Ltd.(c)
575,000	6.125	02/01/25	572,125
850,000	10.500	11/01/26	886,125

			3,364,195

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive(a) – 0.7%
Adient US LLC(c)
	$760,000	7.000%		05/15/26	$ 832,200
Delphi Technologies PLC
	2,110,000	5.000		10/01/25	2,334,187
IHO Verwaltungs GmbH(c)(g)
(PIK 6.750%, Cash 6.000%)
	685,000	6.000		05/15/27	732,094
(PIK 7.125%, Cash 6.375%)
	535,000	6.375		05/15/29	583,819
Tesla, Inc.(c)
	1,379,000	5.300		08/15/25	1,396,237

					5,878,537

Banks – 2.5%
Banca Monte dei Paschi di Siena SpA(c)(h) (5 Year EUR Swap + 5.005%)
EUR	1,569,000	5.375		01/18/28	1,616,117
Banco Bradesco SA(a)
	$856,000	3.200		01/27/25	860,366
Bancolombia SA(c)(h) (5 Year CMT + 2.944%)
	453,000	4.625		12/18/29	466,024
Bank Leumi Le-Israel BM(a)(c)(h) (5 Year CMT + 1.631%)
	591,000	3.275		01/29/31	590,704
Barclays PLC(c)(h)
(5 Year CMT + 5.672%)
	550,000	8.000		06/15/49	620,872
(5 Year USD Swap + 4.842%)
	1,755,000	7.750		09/15/49	1,921,725
BBVA Bancomer SA(a)(c)(h) (5 Year CMT + 4.308%)
	2,500,000	5.875		09/13/34	2,771,875
Freedom Mortgage Corp.(a)(c)
	1,005,000	8.125		11/15/24	997,462
	1,525,000	8.250		04/15/25	1,498,312
Grupo Aval Ltd.(a)(c)
	547,000	4.375		02/04/30	553,072
Intesa Sanpaolo SpA
EUR	1,300,000	5.710	(a)	01/15/26	1,444,625
(5 Year EUR Swap + 7.192%)
	900,000	7.750	(c)(h)	01/11/27	1,240,195
(5 Year USD Swap + 5.462%)
	$500,000	7.700	(a)(c)(h)	09/17/49	563,754

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Itau Unibanco Holding SA(a)
	$518,000	2.900%		01/24/23	$ 519,943
Lloyds Banking Group PLC(c)(h) (5 Year USD Swap + 4.496%)
	140,000	7.500		09/27/49	162,093
UniCredit SpA
	1,000,000	6.572	(a)	01/14/22	1,074,720
(5 Year USD ICE Swap + 3.703%)
	2,550,000	5.861	(a)(c)(h)	06/19/32	2,728,500
(5 Year USD ICE Swap + 4.914%)
	760,000	7.296	(a)(c)(h)	04/02/34	894,900
(5 Year USD Swap + 5.180%)
	1,270,000	8.000	(c)(h)	06/03/49	1,401,140

					21,926,399

Building Materials(a)(c) – 0.1%
Cemex SAB de CV
	1,223,000	5.450		11/19/29	1,299,071

Chemicals(a)(c) – 1.3%
Alpha 3 B.V./Alpha US Bidco, Inc.
	1,645,000	6.250		02/01/25	1,684,069
Cornerstone Chemical Co.
	2,830,000	6.750		08/15/24	2,730,950
Hexion, Inc.
	1,160,000	7.875		07/15/27	1,196,250
Neon Holdings, Inc.
	1,260,000	10.125		04/01/26	1,266,300
Rain CII Carbon LLC/CII Carbon Corp.
	3,000,000	7.250		04/01/25	2,955,000
Starfruit Finco B.V./Starfruit US Holdco LLC
	1,650,000	8.000		10/01/26	1,720,125

					11,552,694

Coal(a)(c) – 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
	596,000	7.500		06/15/25	573,650

Commercial Services(c) – 1.8%
AA Bond Co, Ltd.
GBP	1,080,000	4.875		07/31/24	1,471,591
ASGN, Inc.(a)
	$347,000	4.625		05/15/28	353,940
Capitol Investment Merger Sub 2 LLC(a)
	1,644,000	10.000		08/01/24	1,701,540

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(c) – (continued)
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(a)
	$1,460,000	7.125%		07/31/26	$ 1,523,419
Global A&T Electronics Ltd.
	3,959,000	8.500		01/12/23	3,848,890
Herc Holdings, Inc.(a)
	2,286,000	5.500		07/15/27	2,383,155
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
	965,000	6.250		01/15/28	952,937
Team Health Holdings, Inc.(a)
	650,000	6.375		02/01/25	386,750
The Hertz Corp.(a)
	701,000	6.000		01/15/28	707,134
Verisure Midholding AB
EUR	1,260,000	5.750		12/01/23	1,433,148
Verscend Escrow Corp.(a)
	$990,000	9.750		08/15/26	1,076,625

					15,839,129

Computers(c) – 0.1%
Banff Merger Sub, Inc.
EUR	700,000	8.375	(a)	09/01/26	783,904
	450,000	8.375		09/01/26	503,938

					1,287,842

Diversified Financial Services – 2.0%
Avation Capital SA(a)(c)
	$2,340,000	6.500		05/15/21	2,430,675
Bracken MidCo1 PLC(c)(g) (PIK 10.375%, Cash 8.875%)
GBP	900,000	8.875		10/15/23	1,220,669
Global Aircraft Leasing Co. Ltd.(a)(c)(g) (PIK 7.250%, Cash 6.500%)
	$3,823,000	6.500		09/15/24	3,899,460
Mulhacen Pte Ltd.(c)(g) (PIK 7.250%, Cash 6.500%)
EUR	1,160,664	6.500		08/01/23	1,137,995
Nationstar Mortgage Holdings, Inc.(a)(c)
	$1,113,000	6.000		01/15/27	1,129,695
	2,140,000	9.125		07/15/26	2,375,400
Springleaf Finance Corp.
	532,000	5.375	(c)	11/15/29	552,615
	415,000	6.875		03/15/25	469,469
	2,618,000	7.125		03/15/26	3,000,882

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(c)
	$1,500,000	8.500%	08/15/21	$ 1,537,500

				17,754,360

Electrical – 1.2%
Calpine Corp.(a)(c)
	2,000,000	4.500	02/15/28	1,982,500
Drax Finco PLC(a)(c)
	2,133,000	6.625	11/01/25	2,255,647
Eskom Holdings SOC Ltd.
	326,000	5.750	01/26/21	326,791
	542,000	6.750	08/06/23	547,257
NRG Energy, Inc.(c)
	1,085,000	7.250	05/15/26	1,171,800
Talen Energy Supply LLC(a)(c)
	1,430,000	6.625	01/15/28	1,422,850
	1,321,000	7.250	05/15/27	1,352,374
Vistra Operations Co. LLC(a)(c)
	1,215,000	5.500	09/01/26	1,266,638

				10,325,857

Engineering & Construction – 0.5%
Bioceanico Sovereign Certificate Ltd.(b)
	1,080,000	0.000	06/05/34	755,325
New Enterprise Stone & Lime Co., Inc.(a)(c)
	905,000	6.250	03/15/26	938,938
Tutor Perini Corp.(a)(c)
	1,610,000	6.875	05/01/25	1,513,400
Weekley Homes LLC/Weekley Finance Corp.(c)
	1,385,000	6.625	08/15/25	1,443,862

				4,651,525

Entertainment(c) – 1.5%
AMC Entertainment Holdings, Inc.
	1,520,000	5.875	11/15/26	1,307,200
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
	1,960,000	5.250	10/15/25	1,989,400
Cirsa Finance International S.a.r.l.(a)
EUR	860,000	4.750	05/22/25	987,528
	$1,334,000	7.875	12/20/23	1,407,370

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Golden Entertainment, Inc.(a)
	$965,000	7.625%		04/15/26	$ 1,040,994
International Game Technology PLC(a)
	840,000	6.250		01/15/27	946,050
LHMC Finco 2 S.a.r.l.(g) (PIK 8.000% or Cash 7.250%)
EUR	1,000,000	7.250		10/02/25	1,141,134
Scientific Games International, Inc.
	668,000	5.500		02/15/26	762,552
	$1,000,000	7.000	(a)	05/15/28	1,052,500
	1,780,000	8.250	(a)	03/15/26	1,926,850
Twin River Worldwide Holdings, Inc.(a)
	765,000	6.750		06/01/27	808,031

					13,369,609

Environmental(a)(c) – 0.1%
GFL Environmental, Inc.
	500,000	5.375		03/01/23	509,375
	500,000	8.500		05/01/27	545,000

					1,054,375

Food & Drug Retailing – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(c)
	1,441,000	5.750		03/15/25	1,495,037
	1,219,000	7.500	(a)	03/15/26	1,350,043
B&G Foods, Inc.(c)
	930,000	5.250		09/15/27	927,675
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)(c)
	1,662,000	5.500		01/15/30	1,799,115
New Albertsons LP
	645,000	8.700		05/01/30	741,750
Post Holdings, Inc.(a)(c)
	970,000	5.000		08/15/26	1,006,375
	1,870,000	5.500		12/15/29	1,977,525

					9,297,520

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Forest Products & Paper(c) – 0.8%
Eldorado Intl. Finance GmbH
$1,900,000	8.625%		06/16/21	$ 1,976,000
Resolute Forest Products, Inc.
2,779,000	5.875		05/15/23	2,792,895
Schweitzer-Mauduit International, Inc.(a)
1,900,000	6.875		10/01/26	2,042,500

				6,811,395

Healthcare Providers & Services – 2.0%
Air Medical Group Holdings, Inc.(a)(c)
2,075,000	6.375		05/15/23	1,945,312
Centene Corp.(a)(c)
1,013,000	4.250		12/15/27	1,057,927
1,880,000	4.625		12/15/29	2,023,350
395,000	5.250		04/01/25	409,319
Charles River Laboratories International, Inc.(a)(c)
755,000	5.500		04/01/26	804,075
CHS/Community Health Systems, Inc.(a)(c)
1,000,000	6.625		02/15/25	1,010,000
2,250,000	8.000		03/15/26	2,345,625
1,055,000	8.625		01/15/24	1,116,981
Encompass Health Corp.(c)
1,530,000	4.750		02/01/30	1,587,375
HCA, Inc.
900,000	5.250		04/15/25	1,023,363
825,000	7.500		02/15/22	906,469
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)(c)
1,344,000	9.750		12/01/26	1,496,880
Tenet Healthcare Corp.
700,000	4.625	(c)	07/15/24	718,375
315,000	4.875	(a)(c)	01/01/26	327,600
530,000	6.750		06/15/23	573,725
655,000	7.000	(c)	08/01/25	679,562

				18,025,938

Home Builders(c) – 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(a)
920,000	6.625		01/15/28	937,250
KB Home
1,012,000	4.800		11/15/29	1,052,480

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Home Builders(c) – (continued)
Mattamy Group Corp.(a)
	$890,000	6.500%		10/01/25	$ 947,850

					2,937,580

Housewares(a)(c) – 0.1%
American Greetings Corp.
	540,000	8.750		04/15/25	475,200

Insurance(a) – 0.6%
Fidelity & Guaranty Life Holdings, Inc.(c)
	3,778,000	5.500		05/01/25	3,999,957
MGIC Investment Corp.
	850,000	9.000		04/01/63	1,143,067

					5,143,024

Internet – 0.8%
Getty Images, Inc.(a)(c)
	920,000	9.750		03/01/27	922,300
Netflix, Inc.
EUR	1,531,000	3.875		11/15/29	1,787,930
	$2,000,000	4.875	(a)(c)	06/15/30	2,095,000
	680,000	5.875		02/15/25	765,000
Photo Holdings Merger Sub, Inc.(a)(c)
	399,000	8.500		10/01/26	372,566
Twitter, Inc.(a)(c)
	980,000	3.875		12/15/27	981,225

					6,924,021

Investment Companies(a)(c) – 0.3%
FS Energy & Power Fund
	1,050,000	7.500		08/15/23	1,084,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	910,000	4.750		09/15/24	928,200
	1,015,000	5.250		05/15/27	1,017,538

					3,029,863

Iron/Steel(a)(c) – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP
	3,319,000	8.750		07/15/26	3,451,760
Mineral Resources Ltd.
	3,840,000	8.125		05/01/27	4,195,200

					7,646,960

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(c) – 0.1%
LTF Merger Sub, Inc.
	$950,000	8.500%	06/15/23	$ 964,250

Lodging(c) – 0.7%
Diamond Resorts International, Inc.(a)
	1,460,000	10.750	09/01/24	1,536,650
Inn of the Mountain Gods Resort & Casino(g) (PIK 9.250% or Cash 9.250%)
	1,028,302	9.250	11/30/20	1,018,019
Station Casinos LLC(a)
	930,000	5.000	10/01/25	949,762
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
	2,304,000	5.875	05/15/25	2,306,880

				5,811,311

Media – 5.6%
Altice Financing SA(a)(c)
	2,205,000	7.500	05/15/26	2,351,081
Altice Finco SA(a)(c)
	1,690,000	7.625	02/15/25	1,751,262
Altice Luxembourg SA(a)(c)
EUR	1,330,000	8.000	05/15/27	1,668,561
	$1,520,000	10.500	05/15/27	1,755,600
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
	600,000	4.750	03/01/30	616,500
	980,000	5.375	05/01/25	1,010,625
	1,616,000	5.375	06/01/29	1,725,080
Cengage Learning, Inc.(a)(c)
	1,040,000	9.500	06/15/24	959,400
CSC Holdings LLC(a)(c)
	2,800,000	5.750	01/15/30	3,010,000
	970,000	6.500	02/01/29	1,079,125
	1,195,000	7.500	04/01/28	1,356,325
Cumulus Media New Holdings, Inc.(a)(c)
	595,000	6.750	07/01/26	625,494
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(c)
	1,885,000	6.625	08/15/27	1,757,762

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.
	$615,000	5.000%	03/15/23	$ 624,225
	310,000	5.875	11/15/24	313,100
Gray Television, Inc.(a)(c)
	1,606,000	7.000	05/15/27	1,746,525
Houghton Mifflin Harcourt Publishers, Inc.(a)(c)
	1,155,000	9.000	02/15/25	1,201,200
iHeartCommunications, Inc.(c)
	216,446	6.375	05/01/26	233,762
	392,309	8.375	05/01/27	426,146
LCPR Senior Secured Financing DAC(a)(c)
	1,800,000	6.750	10/15/27	1,903,500
Liberty Interactive LLC(c)
	852,832	3.750	02/15/30	596,982
	3,988,183	4.000	11/15/29	2,811,669
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)(c)
	225,000	7.875	05/15/24	198,000
Salem Media Group, Inc.(a)(c)
	1,585,000	6.750	06/01/24	1,529,525
Sinclair Television Group, Inc.(a)(c)
	600,000	5.625	08/01/24	616,500
Sirius XM Radio, Inc.(a)(c)
	865,000	5.500	07/01/29	932,038
Summer BidCo B.V.(c)(g) (PIK 9.750% or Cash 9.000%)
EUR	723,000	9.000	11/15/25	849,424
TEGNA, Inc.(a)(c)
	$3,108,000	5.000	09/15/29	3,139,080
Telenet Finance Luxembourg Notes Sarl(a)(c)
	1,400,000	5.500	03/01/28	1,484,000
The McClatchy Co.(c)
	1,766,000	9.000	07/15/26	1,607,060
UPC Holding B.V.(c)
EUR	770,000	3.875	06/15/29	895,531
UPCB Finance IV Ltd.(a)(c)
	$1,230,000	5.375	01/15/25	1,259,212
Urban One, Inc.(a)(c)
	2,665,000	7.375	04/15/22	2,651,675
Virgin Media Finance PLC(a)(c)
	1,950,000	5.750	01/15/25	2,006,062

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Ziggo B.V.(a)(c)
	$873,000	4.875%	01/15/30	$ 897,591
	2,160,000	5.500	01/15/27	2,276,100

				49,865,722

Media - Non Cable(f) – 0.0%
Clear Channel Communications, Inc.
	930,000	9.000	03/01/21	—
	375,000	9.000	12/15/49	—

				—

Mining(c) – 1.7%
Corp. Nacional del Cobre de Chile(a)
	863,000	3.700	01/30/50	863,809
Eldorado Gold Corp.(a)
	1,745,000	9.500	06/01/24	1,875,875
First Quantum Minerals Ltd.(a)
	1,560,000	6.500	03/01/24	1,534,650
	735,000	7.250	04/01/23	733,317
	2,707,000	7.500	04/01/25	2,683,002
Freeport-McMoRan, Inc.
	247,000	3.875	03/15/23	251,940
	1,950,000	5.450	03/15/43	2,003,625
KME AG
EUR	564,000	6.750	02/01/23	478,511
Mountain Province Diamonds, Inc.(a)
	$1,045,000	8.000	12/15/22	1,012,344
New Gold, Inc.(a)
	850,000	6.250	11/15/22	847,875
	945,000	6.375	05/15/25	888,300
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)
	1,260,000	7.125	11/01/22	1,008,000
Novelis Corp.(a)
	1,030,000	4.750	01/30/30	1,035,150

				15,216,398

Miscellaneous Manufacturing(a)(c) – 0.2%
LSB Industries, Inc.
	1,505,000	9.625	05/01/23	1,580,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 3.9%
Baytex Energy Corp.(a)(c)
$550,000	8.750%		04/01/27	$ 535,563
Chesapeake Energy Corp.(c)
195,000	7.000		10/01/24	102,375
935,000	7.500		10/01/26	439,450
195,000	11.500	(a)	01/01/25	156,000
Citgo Holding, Inc.(a)(c)
734,000	9.250		08/01/24	785,380
CVR Energy, Inc.(a)(c)
690,000	5.750		02/15/28	676,200
Denbury Resources, Inc.(a)(c)
750,000	7.750		02/15/24	600,000
Ecopetrol SA
310,000	5.875		09/18/23	346,332
Endeavor Energy Resources LP/EER Finance, Inc.(a)(c)
2,182,000	5.500		01/30/26	2,231,095
935,000	5.750		01/30/28	972,400
Energy Ventures Gom LLC/EnVen Finance Corp.(a)(c)
479,000	11.000		02/15/23	479,000
EQT Corp.(c)
633,000	7.000		02/01/30	563,237
Extraction Oil & Gas, Inc.(a)(c)
1,940,000	5.625		02/01/26	873,000
KazMunayGas National Co. JSC
1,228,000	3.875		04/19/22	1,269,138
MEG Energy Corp.(a)(c)
870,000	7.000		03/31/24	876,525
1,203,000	7.125		02/01/27	1,187,962
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
510,000	7.625		11/08/26	542,130
Noble Holding International Ltd.(c)
895,000	7.750		01/15/24	457,569
670,000	8.950		04/01/45	283,571
PBF Holding Co LLC/PBF Finance Corp.(a)(c)
1,000,000	6.000		02/15/28	1,020,000
Pertamina Persero PT(a)(c)
558,000	4.175		01/21/50	561,655
Petrobras Global Finance B.V.
2,120,000	6.900		03/19/49	2,582,557

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Petroleos de Venezuela SA
	$700,000	6.000%		11/15/26	$ 56,000
Petroleos Mexicanos(c)
	1,400,000	6.490		01/23/27	1,519,000
	7,102,000	6.950	(a)	01/28/60	7,198,090
QEP Resources, Inc.(c)
	133,000	5.625		03/01/26	118,370
Rowan Cos., Inc.(c)
	350,000	5.850		01/15/44	171,500
	591,000	7.375		06/15/25	375,285
Shelf Drilling Holdings Ltd.(a)(c)
	1,120,000	8.250		02/15/25	1,052,800
Sinopec Group Overseas Development 2018 Ltd.(a)(c)
	1,792,000	2.500		08/08/24	1,808,047
SM Energy Co.(c)
	801,000	5.625		06/01/25	718,897
The Oil and Gas Holding Co. BSCC
	214,000	8.375		11/07/28	263,956
Transocean Poseidon Ltd.(a)(c)
	1,070,000	6.875		02/01/27	1,123,500
Transocean, Inc.
	1,390,000	7.500		04/15/31	1,011,225
USA Compression Partners LP/USA Compression Finance Corp.(c)
	1,755,000	6.875		04/01/26	1,825,200

					34,783,009

Packaging(a)(c) – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	565,000	4.125		08/15/26	581,950
Cascades Inc/Cascades USA, Inc.
	942,000	5.125		01/15/26	974,970
	473,000	5.375		01/15/28	492,081
Intertape Polymer Group, Inc.
	735,000	7.000		10/15/26	777,262
Trivium Packaging Finance B.V.
EUR	508,000	3.750		08/15/26	590,125
	$612,000	5.500		08/15/26	647,190

					4,063,578

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 0.8%
Bausch Health Americas, Inc.(a)(c)
	$875,000	8.500%	01/31/27	$ 987,656
Bausch Health Cos., Inc.(a)(c)
	1,300,000	5.000	01/30/28	1,313,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
	770,000	6.000	07/15/23	579,425
Grifols SA(a)(c)
EUR	528,000	2.250	11/15/27	598,847
Nidda Healthcare Holding GmbH(a)(c)
	665,000	3.500	09/30/24	746,420
Par Pharmaceutical, Inc.(a)(c)
	$1,205,000	7.500	04/01/27	1,226,088
Teva Pharmaceutical Finance Co. B.V.
	1,000,000	2.950	12/18/22	958,750
Teva Pharmaceutical Finance Netherlands III B.V.
	1,105,000	3.150	10/01/26	944,775

				7,354,961

Pipelines – 1.0%
Cheniere Corpus Christi Holdings LLC(c)
	645,000	5.125	06/30/27	719,723
	90,000	7.000	06/30/24	104,228
CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(c)
	1,445,000	6.500	03/15/26	1,322,175
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
	785,000	5.750	04/01/25	796,775
DCP Midstream Operating LP
	375,000	8.125	08/16/30	459,375
EnLink Midstream LLC(c)
	1,085,000	5.375	06/01/29	980,426
Global Partners LP/GLP Finance Corp.(a)(c)
	942,000	7.000	08/01/27	1,010,295
Holly Energy Partners LP/Holly Energy Finance Corp.(a)(c)
	850,000	5.000	02/01/28	860,625
KazTransGas JSC
	1,471,000	4.375	09/26/27	1,573,096
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	1,250,000	5.375	02/01/27	1,296,875

				9,123,593

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – 1.4%
China Evergrande Group(c)
	$1,890,000	8.250%		03/23/22	$ 1,793,728
Easy Tactic Ltd.(c)
	1,200,000	8.125		02/27/23	1,197,000
Haya Finance 2017 SA(c)
EUR	569,000	5.250		11/15/22	591,060
Kaisa Group Holdings Ltd.(c)
	$650,000	9.375		06/30/24	612,219
	720,000	11.950		10/22/22	763,650
	1,000,000	11.950	(a)	10/22/22	1,060,625
Realogy Group LLC/Realogy Co-Issuer Corp.(a)(c)
	873,000	9.375		04/01/27	905,737
Saracen Development LLC(a)(c)(g) (PIK 3.000% or Cash 11.000%)
	1,180,000	11.000		10/15/25	1,227,200
Sunac China Holdings Ltd.(c)
	1,027,000	7.875		02/15/22	1,057,810
	1,620,000	8.350		04/19/23	1,689,862
WeWork Cos., Inc.(a)
	1,430,000	7.875		05/01/25	1,108,250

					12,007,141

Real Estate Investment Trust(a)(c) – 0.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
	1,600,000	5.750		05/15/26	1,668,040
Iron Mountain, Inc.
	920,000	4.875		09/15/29	938,400
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
	125,000	6.000		04/15/23	119,688
	180,000	7.125		12/15/24	142,875

					2,869,003

Retailing – 1.2%
1011778 BC ULC/New Red Finance, Inc.(a)(c)
	550,000	4.250		05/15/24	561,687
	462,000	4.375		01/15/28	463,155
	1,263,000	5.000		10/15/25	1,300,890
Beacon Roofing Supply, Inc.(a)(c)
	946,000	4.875		11/01/25	940,087

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Carvana Co.(a)(c)
$1,120,000	8.875%		10/01/23	$ 1,169,000
Guitar Center Escrow Issuer, Inc.(a)(c)
730,000	9.500		10/15/21	722,700
Guitar Center, Inc.(a)(c)(g)(PIK 8.000%, Cash 5.000%)
1,855,627	13.000		04/15/22	1,503,058
JC Penney Corp., Inc.
1,285,000	6.375		10/15/36	398,350
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
820,000	4.750		06/01/27	864,075
215,000	5.250		06/01/26	225,213
Neiman Marcus Group Ltd. LLC(a)(c)
605,000	8.000		10/15/21	435,600
Rite Aid Corp.
940,000	6.125	(a)(c)	04/01/23	857,750
125,000	6.875	(a)	12/15/28	92,500
95,000	7.500	(a)(c)	07/01/25	87,733
740,000	7.700		02/15/27	603,100
Yum! Brands, Inc.
615,000	6.875		11/15/37	725,700

				10,950,598

Software(a)(c) – 0.3%
Rackspace Hosting, Inc.
2,430,000	8.625		11/15/24	2,405,700

Sovereign – 0.3%
1MDB Global Investments Ltd.
400,000	4.400		03/09/23	397,250
Malaysia Sukuk Global Bhd
1,812,000	3.179		04/27/26	1,932,611

				2,329,861

Telecommunication Services – 3.4%
Altice France SA(a)(c)
3,070,000	7.375		05/01/26	3,261,875
1,100,000	8.125		02/01/27	1,230,625
CommScope, Inc.(a)(c)
265,000	6.000		03/01/26	277,588
1,565,000	8.250		03/01/27	1,608,037

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Connect Finco S.a.r.l./Connect US Finco LLC(a)(c)
	$1,418,000	6.750%		10/01/26	$ 1,501,307
Digicel Ltd.(a)(c)
	1,130,000	6.000		04/15/21	892,417
	210,000	6.750		03/01/23	134,728
Frontier Communications Corp.
	915,000	6.875	(c)	01/15/25	430,050
	665,000	7.125		01/15/23	312,550
	910,000	8.000	(a)(c)	04/01/27	948,675
	1,006,000	8.500	(a)(c)	04/01/26	1,029,892
	575,000	10.500	(c)	09/15/22	260,188
Intelsat Connect Finance SA(a)(c)
	195,000	9.500		02/15/23	102,375
Intelsat Jackson Holdings SA(c)
	350,000	5.500		08/01/23	286,125
	1,035,000	8.500	(a)	10/15/24	871,988
	1,090,000	9.750	(a)	07/15/25	929,225
Intelsat Luxembourg SA(c)
	255,000	8.125		06/01/23	103,275
Level 3 Financing, Inc.(a)(c)
	1,793,000	4.625		09/15/27	1,840,066
Sprint Capital Corp.
	1,120,000	8.750		03/15/32	1,240,400
Sprint Corp.
	702,000	7.625	(c)	02/15/25	732,713
	1,695,000	7.875		09/15/23	1,796,700
T-Mobile USA, Inc.(c)
	1,340,000	4.750		02/01/28	1,425,425
Telecom Italia Capital SA
	2,185,000	6.000		09/30/34	2,447,200
Telecom Italia Finance SA
EUR	715,000	7.750		01/24/33	1,190,074
Telecom Italia SpA(a)
	$1,745,000	5.303		05/30/24	1,904,490
Telefonica del Peru SAA(a)
PEN	3,850,000	7.375		04/10/27	1,216,627
Telesat Canada/Telesat LLC(a)(c)
	$950,000	6.500		10/15/27	992,750

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Windstream Services LLC/Windstream Finance Corp.(a)(c)(e)
$400,000	10.500%	06/30/24	$ 164,000
Ypso Finance Bis SA(a)(c)
707,000	6.000	02/15/28	699,930

			29,831,295

Transportation(a)(c) – 0.2%
The Kenan Advantage Group, Inc.
1,850,000	7.875	07/31/23	1,803,750

Trucking & Leasing(a)(c) – 0.1%
Fortress Transportation & Infrastructure Investors LLC
245,000	6.500	10/01/25	260,925
735,000	6.750	03/15/22	757,050

			1,017,975

TOTAL CORPORATE OBLIGATIONS (Cost $362,632,370)			$369,864,033

Bank Loans(i) – 19.4%
Advertising(h) – 0.4%
BidFair MergerRight, Inc.(1M LIBOR + 5.500%)
$325,874	7.170%	01/15/27	$ 327,911
Clear Channel Outdoor Holdings, Inc.(1M LIBOR + 3.500%)
2,993,750	5.145	08/21/26	3,002,162
ExGen Renewables IV LLC(3M LIBOR + 3.000%)
442,817	4.910	11/28/24	441,156

			3,771,229

Aerospace & Defense – 0.2%
Blackstone CQP Holding Co. LP(h) (3M LIBOR + 3.500%)
497,500	5.408	09/30/24	497,087
Sequa Mezzanine Holdings LLC(h)
(3M LIBOR + 5.000%)
688,714	6.904	11/28/21	690,264
(3M LIBOR + 9.000%)
201,082	10.770	04/28/22	201,752
TransDigm, Inc.(j)
248,731	0.000	08/22/24	248,731

			1,637,834

Airlines(h) – 0.1%
Allegiant Travel Co. (3M LIBOR + 4.500%)
498,744	6.394	02/05/24	499,367
American Airlines, Inc. (1M LIBOR + 2.000%)
305,624	3.649	04/28/23	305,026

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Airlines(h) – (continued)
United Airlines, Inc. (1M LIBOR + 1.750%)
$492,405	3.395%	04/01/24	$ 492,405

			1,296,798

Automotive - Parts(h) – 0.6%
Gates Global LLC (1M LIBOR + 2.750%)
264,053	4.395	04/01/24	263,419
Jaguar Holding Company II (1M LIBOR + 2.500%)
2,170,136	4.145	08/18/22	2,168,031
Navistar International Corp. (1M LIBOR + 3.500%)
490,000	5.170	11/06/24	490,368
Panther BF Aggregator 2 LP (1M LIBOR + 3.500%)
1,596,000	5.160	04/30/26	1,605,177
SkillSoft Corp. (3M LIBOR + 4.750%)
986,442	6.527	04/28/21	824,912

			5,351,907

Chemicals(h) – 0.0%
H.B. Fuller Co. (1M LIBOR + 2.000%)
418,130	3.658	10/20/24	418,272

Commercial Services – 0.1%
Garda World Security Corp.(h) (3M LIBOR + 4.750%)
171,766	6.660	10/30/26	172,733
Monitronics International, Inc.(h) (3M LIBOR + 6.500%)
166,172	8.145	03/29/24	141,828
Wand NewCo 3, Inc.(j)
500,000	0.000	02/05/26	501,145

			815,706

Computers(h) – 0.1%
NCR Corp. (1M LIBOR + 2.500%)
638,087	4.150	08/28/26	640,085

Consumer Cyclical Services(h) – 0.3%
Compuware Corp. (1M LIBOR + 4.000%)
1,092,602	5.645	08/22/25	1,097,158
Equinox Holdings, Inc.(1M LIBOR + 3.000%)
1,240,482	4.645	03/08/24	1,236,352

			2,333,510

Consumer Noncyclical(h) – 0.5%
Coty, Inc. (1M LIBOR + 1.750%)
588,099	3.442	04/05/23	576,338

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Consumer Noncyclical(h) – (continued)
Jacobs Douwe Egberts International B.V. (1M LIBOR + 2.000%)
$1,055,853	3.813%	11/01/25	$ 1,057,500
Lifescan Global Corp. (6M LIBOR + 6.000%)
2,323,736	8.056	10/01/24	2,213,358
NeuStar, Inc. (1M LIBOR + 8.000%)
224,563	9.645	08/08/25	182,949

			4,030,145

Consumer Products - Household & Leisure(h) – 0.3%
Coty, Inc. (1M LIBOR + 2.250%)
132,003	3.942	04/07/25	130,601
Revlon Consumer Products Corp. (3M LIBOR + 3.500%)
2,729,175	5.409	09/07/23	2,133,314

			2,263,915

Consumer Products - Non Durable(h) – 0.2%
Alphabet Holding Co., Inc. (1M LIBOR + 3.500%)
746,222	5.145	09/26/24	710,508
KIK Custom Products, Inc. (3M LIBOR + 4.000%)
750,000	5.645	05/15/23	739,417

			1,449,925

Distribution & Wholesale(h) – 0.1%
American Tire Distributors Holdings, Inc. (1M LIBOR + 7.500%)
858,400	9.145	09/02/24	763,547

Electrical – 0.5%
Pacific Gas & Electric Co.(j)
3,552,855	0.000	04/27/22	3,722,717
Vistra Operations Co. LLC(h) (1M LIBOR + 1.750%)
1,000,000	3.419	12/31/25	1,003,070

			4,725,787

Energy(h) – 0.1%
Epic Y-Grade Services, LP (1M LIBOR + 6.000%)
1,125,155	8.035	06/13/24	1,078,742

Energy - Exploration & Production(h) – 0.4%
Fieldwood Energy LLC
(3M LIBOR + 5.250%)
2,425,407	7.027	04/11/22	2,062,808
(3M LIBOR + 7.250%)
1,925,300	9.027	04/11/23	1,158,395

			3,221,203

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Entertainment(h) – 0.9%
AMC Entertainment Holdings, Inc. (1M LIBOR + 3.000%)
$1,690,122	4.650%	04/22/26	$ 1,690,731
Crown Finance US, Inc. (1M LIBOR + 2.250%)
646,047	3.895	02/28/25	639,586
Delta 2 (LUX) S.a.r.l. (1M LIBOR + 2.500%)
1,250,000	4.145	02/01/24	1,247,662
East Valley Tourist Development Authority (6M LIBOR + 8.000%)
712,084	10.064	09/30/20	708,524
Life Time Fitness, Inc. (3M LIBOR + 2.750%)
1,232,999	4.659	06/10/22	1,234,343
The Stars Group Holdings B.V. (3M LIBOR + 3.500%)
2,232,132	5.445	07/10/25	2,243,404

			7,764,250

Environmental(h) – 0.3%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
1,415,921	3.826	11/10/23	1,415,765
GFL Environmental, Inc. (1M LIBOR + 3.000%)
1,597,848	4.645	05/30/25	1,592,655

			3,008,420

Finance(j) – 0.0%
Clarke Holdings Corp.
163,624	0.000	11/03/23	130,053

Financial Services – 0.3%
Ditech Holding Corp.(j)
352,630	0.000	06/30/22	142,815
RPI Finance Trust(h) (1M LIBOR + 2.000%)
2,401,687	3.645	03/27/23	2,401,687

			2,544,502

Food & Beverage(h) – 0.3%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.750%)
495,000	5.434	10/01/25	495,619
US Foods, Inc. (1M LIBOR + 1.750%)
1,994,832	3.395	06/27/23	1,998,562

			2,494,181

Food & Drug Retailing – 0.2%
Albertsons LLC(j)
1,000,000	0.000	08/17/26	1,000,000

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Food & Drug Retailing – (continued)
B&G Foods, Inc.(h) (1M LIBOR + 2.500%)
$498,750	4.145%	10/10/26	$ 499,787

			1,499,787

Gaming(h) – 0.7%
Affinity Gaming LLC (1M LIBOR + 3.250%)
521,002	4.895	07/01/23	510,582
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
2,717,968	4.395	12/23/24	2,715,169
Mashantucket (Western) Pequot Tribe (1M LIBOR + 8.125%)
1,495,904	9.770	06/30/20	1,475,335
Scientific Games International, Inc. (1M LIBOR + 2.750%)
1,716,234	4.395	08/14/24	1,710,227

			6,411,313

Health Care - Medical Products(h) – 0.4%
Carestream Dental Equiment, Inc (1M LIBOR + 3.250%)
342,125	4.895	09/01/24	337,277
Carestream Health, Inc. (1M LIBOR + 6.000%)
2,048,719	7.645	02/28/21	2,011,596
MedPlast Holdings, Inc. (3M LIBOR + 3.750%)
740,699	5.695	07/02/25	726,441
Vyaire Medical, Inc. (3M LIBOR + 4.750%)
547,186	6.659	04/16/25	467,844

			3,543,158

Health Care - Pharmaceuticals – 0.8%
Bausch Health Cos., Inc.(j)
670,000	0.000	11/27/25	671,956
Concordia International Corp.(h) (1M LIBOR + 4.250%)
1,255,800	6.326	10/21/21	1,182,549
Grifols Worldwide Operations USA, Inc.(j)
2,000,000	0.000	11/15/27	2,009,380
Mallinckrodt International Finance S.A.(h)
(3M LIBOR + 2.750%)
581,275	4.695	09/24/24	485,510
(3M LIBOR + 3.000%)
212,615	4.909	02/24/25	176,560
Valeant Pharmaceuticals International, Inc.(h) (1M LIBOR + 3.000%)
2,941,303	4.670	06/02/25	2,951,597

			7,477,552

Health Care - Services(h) – 1.5%
AHP Health Partners, Inc. (1M LIBOR + 4.500%)
592,861	6.145	06/30/25	596,418

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Health Care - Services(h) – (continued)
Air Methods Corp. (3M LIBOR + 3.500%)
$469,630	5.445%	04/22/24	$ 402,708
Change Healthcare Holdings LLC (1M LIBOR + 2.500%)
1,756,622	4.145	03/01/24	1,756,341
Gentiva Health Services, Inc. (1M LIBOR + 3.250%)
2,000,000	4.938	07/02/25	2,005,000
Global Medical Response, Inc. (1M LIBOR + 3.250%)
670,741	4.910	04/28/22	654,603
IQVIA, Inc. (3M LIBOR + 1.750%)
491,244	3.695	06/11/25	493,238
Parexel International Corp. (1M LIBOR + 2.750%)
1,592,553	4.395	09/27/24	1,567,677
Quorum Health Corp. (3M LIBOR + 6.750%)
66,722	8.527	04/29/22	66,567
RegionalCare Hospital Partners Holdings, Inc. (3M LIBOR + 3.750%)
2,500,000	6.554	11/17/25	2,509,100
Select Medical Corp. (3M LIBOR + 2.500%)
749,026	4.580	03/06/25	751,835
Team Health Holdings, Inc. (1M LIBOR + 2.750%)
1,262,494	4.395	02/06/24	1,006,839
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,021,408	6.145	08/27/25	1,024,983

			12,835,309

Health Care Providers & Services(h) – 0.3%
Envision Healthcare Corp. (1M LIBOR + 3.750%)
2,919,324	5.395	10/10/25	2,448,379

Hotels, Restaurants & Leisure(h) – 0.2%
Caesars Entertainment Operating Co., Inc. (1M LIBOR + 2.000%)
1,384,776	3.645	10/07/24	1,385,745

Insurance(h) – 0.1%
Alliant Holdings Intermediate LLC (1M LIBOR + 3.000%)
497,475	4.645	05/09/25	496,326

Internet(h) – 0.0%
Getty Images, Inc. (1M LIBOR + 4.500%)
242,404	6.188	02/19/26	240,132

Leisure Time(h) – 0.1%
ClubCorp Holdings, Inc. (3M LIBOR + 2.750%)
532,564	4.695	09/18/24	504,604

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Lodging(h) – 0.1%
Boyd Gaming Corp. (1 Week LIBOR + 2.250%)
$1,041,819	3.811%	09/15/23	$ 1,044,101

Machinery(j) – 0.1%
Apex Tool Group LLC
500,000	0.000	08/01/24	492,915

Machinery-Diversified(h) – 0.2%
Gardner Denver, Inc. (1M LIBOR + 2.750%)
815,133	4.395	07/30/24	816,257
North American Lifting Holdings, Inc. (3M LIBOR + 4.500%)
589,688	6.445	11/27/20	526,480

			1,342,737

Media – 0.5%
CSC Holdings LLC(h) (1M LIBOR + 2.250%)
489,924	3.926	07/17/25	490,272
Gray Television, Inc.(h) (1M LIBOR + 2.500%)
1,742,742	4.281	01/02/26	1,749,277
Sinclair Television Group, Inc.(h)
(1M LIBOR + 2.250%)
1,235,385	3.900	01/03/24	1,236,620
(3M LIBOR + 2.500%)
249,375	4.180	09/30/26	250,156
Ziggo Financing Partnership B.V.(j)
500,000	0.000	04/17/28	499,375

			4,225,700

Media - Broadcasting & Radio(h) – 0.4%
Communications Sales & Leasing, Inc. (1M LIBOR + 5.000%)
669,636	6.645	10/24/22	664,533
Metro-Goldwyn-Mayer, Inc. (1M LIBOR + 2.500%)
1,239,347	4.150	07/03/25	1,239,347
Nexstar Broadcasting, Inc. (1M LIBOR + 2.250%)
1,583,923	3.900	01/17/24	1,585,159
Urban One, Inc. (1M LIBOR + 4.000%)
499,019	5.650	04/18/23	481,867

			3,970,906

Media - Non Cable(h) – 1.1%
Advantage Sales & Marketing, Inc.
(1M LIBOR + 3.250%)
558,052	4.895	07/23/21	539,725
(1M LIBOR + 3.250%)
475,409	4.895	07/25/21	459,449

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Media - Non Cable(h) – (continued)
Cengage Learning, Inc. (1M LIBOR + 4.250%)
$2,438,285	5.895%	06/07/23	$ 2,323,222
Entercom Media Corp. (1M LIBOR + 2.500%)
700,000	4.160	11/18/24	703,794
Lions Gate Capital Holdings LLC (1M LIBOR + 2.250%)
1,353,141	3.895	03/24/25	1,344,115
McGraw-Hill Global Education Holdings LLC (1M LIBOR + 4.000%)
2,582,704	5.645	05/04/22	2,465,889
Mission Broadcasting, Inc.(1M LIBOR + 2.250%)
322,435	4.031	01/17/24	322,687
Nielsen Finance LLC (1M LIBOR + 2.000%)
1,489,155	3.699	10/04/23	1,489,855

			9,648,736

Metal Fabricate/Hardware(h) – 0.0%
Advanced Drainage Systems, Inc. (3M LIBOR + 2.250%)
115,759	4.063	07/31/26	116,434

Metals & Mining(h) – 0.0%
Covia Holdings Corp. (3M LIBOR + 4.000%)
70,895	5.874	06/01/25	56,610

Noncaptive - Financial(h) – 0.1%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 1.750%)
1,000,000	3.408	01/15/25	1,003,480

Oil & Gas Services(h) – 0.1%
Delek US Holdings, Inc. (1M LIBOR + 2.250%)
496,225	3.895	03/31/25	494,259
EG America LLC (3M LIBOR + 4.000%)
542,859	5.961	02/07/25	541,166

			1,035,425

Oil Field Services(h) – 0.0%
California Resources Corp.
(1M LIBOR + 10.375%)
250,000	12.025	12/31/21	173,230
(1M LIBOR + 4.750%)
250,000	6.400	12/31/22	225,548

			398,778

Packaging – 0.2%
Berry Global, Inc.(j)
500,000	0.000	07/01/26	501,825
Klockner-Pentaplast of America, Inc.(j)
250,000	0.000	06/30/22	223,750

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Packaging – (continued)
Reynolds Group Holdings, Inc.(h) (1M LIBOR + 2.750%)
$1,120,193	4.395%	02/05/23	$ 1,121,089

			1,846,664

Pharmaceutical(h) – 0.1%
Akorn, Inc. (3M LIBOR + 10.000%)
500,000	11.063	04/16/21	480,210
Amneal Pharmaceuticals LLC(1M LIBOR + 3.500%)
250,000	5.188	05/04/25	227,918

			708,128

Pharmaceuticals(h) – 0.1%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
350,000	9.395	09/26/25	306,908
Patterson Medical Holdings, Inc. (2M LIBOR + 4.750%)
788,894	6.527	08/29/22	753,891

			1,060,799

Pipelines(h) – 0.0%
Traverse Midstream Partners LLC (1M LIBOR + 4.000%)
464,756	5.650	09/27/24	410,923

Real Estate(h) – 0.3%
Fly Funding II S.a.r.l. (3M LIBOR + 1.750%)
1,000,000	3.650	08/09/25	1,001,250
MGM Growth Properties Operating Partnership LP (1 Week LIBOR + 2.000%)
907,842	3.566	03/21/25	908,976
Realogy Group LLC(1M LIBOR + 2.250%)
490,000	3.895	02/08/25	484,120

			2,394,346

Restaurants(h) – 0.2%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
2,000,000	3.395	11/19/26	1,996,500

Retailers(h) – 0.7%
Academy Ltd. (1M LIBOR + 4.000%)
2,605,612	5.781	07/01/22	2,082,614
Belk, Inc.(f) (2M LIBOR + 4.750%)
681,815	6.574	12/12/22	531,816
Neiman Marcus Group Ltd., Inc. (1M LIBOR + 5.500%)
421,756	4.984	10/25/20	355,856
Petco Animal Supplies, Inc. (3M LIBOR + 3.250%)
361,632	5.027	01/26/23	305,062

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Retailers(h) – (continued)
PetSmart, Inc. (1M LIBOR + 4.000%)
$2,770,356	5.670%	03/11/22	$ 2,761,713
Serta Simmons Bedding LLC
(1M LIBOR + 3.500%)
669,449	5.170	11/08/23	434,954
(1M LIBOR + 8.000%)
156,560	9.660	11/08/24	46,245

			6,518,260

Semiconductors – 0.1%
Bright Bidco B.V.(h) (3M LIBOR + 3.500%)
598,133	5.445	06/30/24	345,051
MACOM Technology Solutions Holdings, Inc.(j)
500,000	0.000	05/17/24	483,750

			828,801

Services Cyclical - Business Services(h) – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
497,475	4.645	11/03/24	497,684
Tempo Acquisition LLC (1M LIBOR + 2.750%)
487,500	4.395	05/01/24	488,568
Travelport Finance S.a.r.l. (3M LIBOR + 5.000%)
671,854	6.945	05/29/26	603,996

			1,590,248

Software(h) – 0.2%
Rackspace Hosting, Inc. (3M LIBOR + 3.000%)
1,984,361	4.902	11/03/23	1,904,630

Technology - Hardware(h) – 0.2%
CommScope, Inc. (1M LIBOR + 3.250%)
1,387,178	4.895	04/06/26	1,384,861

Technology - Software(h) – 0.1%
Epicor Software Corp. (1M LIBOR + 3.250%)
694,823	4.900	06/01/22	696,366
Kronos, Inc.(3M LIBOR + 3.000%)
499,841	4.909	11/01/23	501,266

			1,197,632

Technology - Software/Services – 2.5%
Almonde, Inc.(h)
(2M LIBOR + 3.500%)
1,489,977	5.277	06/13/24	1,472,604
(3M LIBOR + 7.250%)
811,134	9.027	06/13/25	793,395
Banff Merger Sub, Inc.(h) (1M LIBOR + 4.250%)
410,909	5.895	10/02/25	404,355

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Technology - Software/Services – (continued)
Blackboard, Inc.(h) (3M LIBOR + 6.000%)
$499,375	7.908%		06/30/24	$ 486,891
Ceridian HCM Holding, Inc.(h) (1M LIBOR + 3.000%)
740,625	4.645		04/30/25	743,402
Dynatrace LLC(h) (1M LIBOR + 2.750%)
420,884	3.895		08/22/25	422,067
Greeneden U.S. Holdings II, LLC(h) (1M LIBOR + 3.250%)
1,484,684	4.895		12/01/23	1,484,995
Infor (US), Inc.(h) (3M LIBOR + 2.750%)
2,230,320	4.695		02/01/22	2,231,726
Informatica LLC(h) (1M LIBOR + 3.250%)
1,332,997	4.895		08/05/22	1,335,850
MA FinanceCo. LLC(h)
(1M LIBOR + 2.250%)
484,778	3.895		11/19/21	484,274
(1M LIBOR + 2.500%)
185,601	4.145		06/21/24	184,255
Mavenir Systems, Inc.(h) (1M LIBOR + 6.000%)
592,481	7.910		05/08/25	592,481
McAfee LLC(h) (1M LIBOR + 3.750%)
1,093,460	5.399		09/30/24	1,096,609
Presidio, Inc.(j)
350,000	0.000		01/22/27	350,875
Refinitiv US Holdings Inc.(h) (1M LIBOR + 3.250%)
1,496,222	4.895		10/01/25	1,510,122
Seattle SpinCo, Inc.(h) (1M LIBOR + 2.500%)
1,253,406	4.145		06/21/24	1,244,319
Sophia L.P.(h) (3M LIBOR + 3.250%)
929,137	5.195		09/30/22	930,633
SS&C Technologies Holdings Europe S.a.r.l.(h) (1M LIBOR + 1.750%)
607,671	3.395		04/16/25	608,224
SS&C Technologies, Inc.
614,182	0.000	(j)	04/16/25	614,053
885,818	0.000	(j)	04/16/25	885,632
(1M LIBOR + 1.750%)
885,818	3.395	(h)	04/16/25	886,624
Syniverse Holdings, Inc.(h) (1M LIBOR + 5.000%)
2,626,821	6.873		03/09/23	2,396,974
TIBCO Software, Inc.(h) (1M LIBOR + 4.000%)
598,750	5.740		06/30/26	600,995
Western Digital Corp.(h) (1M LIBOR + 1.750%)
345,719	3.395		04/29/23	345,574

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Technology - Software/Services – (continued)
Zelis Healthcare Corp.(h) (1M LIBOR + 4.750%)
$250,000	6.395%	09/30/26	$ 251,720

			22,358,649

Telecommunication Services(h) – 0.9%
Altice France SA(1M LIBOR + 4.000%)
989,981	5.676	08/14/26	988,130
Connect Finco S.a.r.l. (1M LIBOR + 4.500%)
102,236	6.150	12/11/26	105,304
Frontier Communications Corp. (1M LIBOR + 3.750%)
2,617,914	5.400	06/15/24	2,639,721
Intelsat Jackson Holdings SA (6M LIBOR + 3.750%)
3,250,000	5.682	11/27/23	3,235,797
IQOR US Inc. (3M LIBOR + 5.000%)
429,532	6.781	04/01/21	349,210
MLN US Holding Co. LLC (1M LIBOR + 4.500%)
248,744	6.281	11/30/25	238,607
Plantronics, Inc. (1M LIBOR + 2.500%)
214,811	4.145	07/02/25	206,058
Sprint Communications, Inc. (1M LIBOR + 3.000%)
494,994	4.688	02/02/24	487,881

			8,250,708

Telecommunications(h) – 0.0%
Maxar Technologies Ltd. (1M LIBOR + 2.750%)
218,079	4.400	10/04/24	210,095

Telecommunications - Internet & Data(h) – 0.2%
Avaya, Inc. (1M LIBOR + 4.250%)
1,852,286	5.926	12/15/24	1,810,998

Telecommunications - Satellites – 0.2%
West Corp.(h) (3M LIBOR + 4.000%)
563,446	5.645	10/10/24	478,579
Windstream Corp.(j)
590,000	0.000	04/24/20	557,922
Windstream Services LLC(h) (3M LIBOR + 5.000%)
522,803	9.750	03/29/21	505,812

			1,542,313

Textiles(h) – 0.0%
Boardriders, Inc. (1M LIBOR + 6.500%)
456,863	8.277	04/23/24	420,542

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Transportation(h) – 0.2%
CEVA Logistics Finance B.V. (3M LIBOR + 5.000%)
$497,500	6.945%	08/04/25	$ 425,114
HGIM Corp. (3M LIBOR + 6.000%)
186,235	8.034	07/02/23	140,607
Uber Technologies (1M LIBOR + 3.500%)
1,234,712	5.145	07/13/23	1,233,367

			1,799,088

Wireless(h) – 0.1%
Liberty Latin America Ltd. (3M LIBOR + 4.000%)
550,000	6.676	10/22/26	556,188

Wirelines Telecommunications – 0.3%
Flexential Intermediate Corp.(h) (3M LIBOR + 3.500%)
843,630	5.445	08/01/24	674,305
Greenway Health LLC(h) (3M LIBOR + 3.750%)
89,235	5.690	02/14/24	78,527
Level 3 Financing, Inc.(j)
1,000,000	0.000	03/01/27	997,750
Sprint Communications, Inc.(h) (1M LIBOR + 2.500%)
1,218,602	4.188	02/02/24	1,191,183

			2,941,765

TOTAL BANK LOANS (Cost $174,036,293)			$171,650,276

Shares	Description	Value

Common Stocks – 0.4%
Automobiles(e) – 0.1%
438	HGIM Corp.	$ 4,672
65,182	Monitronics International, Inc.	593,156

		597,828

Chemicals(e) – 0.1%
42,218	Hexion Holdings Corp. Class B	548,834

Commercial Services & Supplies(e) – 0.0%
10,879	Cenveo, Inc.	157,746

Distributors(e)(f) – 0.0%
542	ATD New Holdings, Inc.	13,279

Diversified Consumer Services – 0.0%
7,679	Premier Brands Group Holdings LLC	105,586

Energy Equipment & Services(e) – 0.0%
17,981	Parker Drilling Co.	302,441

Health Care Services(e)(f) – 0.0%
24,425	Aurora Diagnostics Holdings LLC	—

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology(e)(f) – 0.0%
2,776	MModal, Inc.	$ 5,552

Media(e) – 0.2%
123,364	Clear Channel Outdoor Holdings, Inc.	336,784
18,970	Cumulus Media, Inc. Class A	265,580
52,092	iHeartMedia, Inc. Class A	920,986

		1,523,350

Oil, Gas & Consumable Fuels(e) – 0.0%
117,847	Jupiter Resources, Inc.	117,847

Software(e) – 0.0%
14,799	Avaya Holdings Corp.	188,983

TOTAL COMMON STOCKS (Cost $5,511,960)		$ 3,561,446

Shares	Dividend Rate		Value

Preferred Stocks – 0.1%
Pipelines – 0.1%
Crestwood Equity Partners LP
70,040		9.192%	$ 655,575
(Cost $642,337)

Shares	Description	Expiration Date	Value

Warrant(e) – 0.0%
Automobiles – 0.0%
HGIM Corp.
1,958		07/02/43	$ 20,886

Specialty Retail(f) – 0.0%
Guitar Center, Inc.
3,904		04/16/25	—

TOTAL WARRANT (Cost $75,229)			$ 20,886

Shares	Dividend Rate		Value

Investment Company(k) – 9.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
84,381,337		1.535%	$ 84,381,337
(Cost $84,381,337)

TOTAL INVESTMENTS – 99.7% (Cost $872,709,249)			$881,737,558

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			2,602,396

NET ASSETS – 100.0%			$884,339,954

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2020.

(e)	Security is currently in default and/or non-income producing.

(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(g)	Pay-in-kind securities.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2020.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Connect Finco S.a.r.l. 12/11/2026, due 12/11/26	$147,764	$145,906	$703

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	CZK	167,459,990	USD	7,285,621	03/10/20	$77,432
	GBP	3,180,000	USD	4,195,779	03/13/20	8,265
	USD	245,000	PEN	819,035	03/27/20	3,641
	USD	2,200,841	SGD	3,001,353	03/05/20	1,255
	USD	348,000	THB	10,798,440	02/05/20	1,539
	USD	1,560,000	ZAR	23,174,408	03/11/20	24,263
BNP Paribas SA	RON	3,168,585	USD	735,000	02/12/20	270
	USD	830,973	BRL	3,400,000	02/10/20	37,530
	USD	592,000	PEN	1,969,584	03/27/20	11,588
	USD	605,000	ZAR	8,990,410	03/05/20	8,703
Citibank NA (London)	CAD	1,102,000	USD	828,632	02/20/20	4,042
	EUR	830,000	USD	916,969	02/20/20	4,635
	GBP	1,456,024	USD	1,894,662	02/20/20	29,010
	USD	2,139,569	EUR	1,915,000	02/20/20	13,218

TOTAL						$225,391

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	EUR	28,660,000	USD	31,939,733	03/13/20	$(69,878)
	MXN	32,000,000	USD	1,685,418	03/24/20	(5,537)
	THB	275,726,000	USD	9,130,000	02/05/20	(283,514)
	USD	1,671,594	MXN	32,000,000	03/24/20	(8,287)
	USD	462,976	RON	1,995,427	02/12/20	(63)
	USD	4,288,000	THB	133,852,030	02/05/20	(6,553)
	ZAR	8,990,410	USD	629,542	03/05/20	(33,245)
BNP Paribas SA	BRL	4,816,642	USD	1,180,000	02/10/20	(55,963)
	PLN	46,407,350	USD	12,102,547	04/14/20	(120,236)
	SGD	3,001,353	USD	2,222,237	03/05/20	(22,651)
	THB	29,633,725	USD	985,000	04/08/20	(32,869)
	USD	271,395	RON	1,173,158	02/12/20	(837)
	ZAR	23,174,408	USD	1,568,169	03/11/20	(32,432)
Citibank NA (London)	EUR	14,746,668	USD	16,413,889	02/20/20	(39,677)
	GBP	660,000	USD	873,006	02/20/20	(1,027)
	USD	82,660	CAD	110,000	02/20/20	(456)
	USD	931,750	GBP	710,000	02/20/20	(6,288)

TOTAL						$(719,513)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 33	(5.000)%	3.063%	12/20/24	$21,910	$(1,960,338)	$(1,978,856)	$18,518

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at January 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Barrick Gold Corp., 5.800%, 11/15/34	(1.000)%	0.452%	Citibank NA (London)	12/20/24	$1,000	$(27,178)	$(21,373)	$(5,805)
Protection Sold:
Nabors Industries, Inc., 5.500%, 01/15/23	1.000	7.316	Citibank NA (London)	12/20/24	920	(224,221)	(226,945)	2,724

TOTAL						$(251,399)	$(248,318)	$(3,081)

(a)	Payments made Quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put USD/Call EUR	BNP Paribas SA	$1.115	03/16/2020	6,545,000	$6,545,000	$31,737	$74,486	$(42,749)

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Argentina* – 0.0%
18,580	Corp. America Airports SA (Transportation Infrastructure)	$ 96,430

Australia – 3.6%
291,900	Dexus (Equity Real Estate Investment Trusts (REITs))	2,463,092
395,824	Goodman Group (Equity Real Estate Investment Trusts (REITs))	3,918,621
315,272	Ingenia Communities Group (Equity Real Estate Investment Trusts (REITs))	1,008,786
881,293	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	1,988,162
483,225	Sydney Airport (Transportation Infrastructure)	2,687,750
490,585	Transurban Group (Transportation Infrastructure)	5,113,745

		17,180,156

Belgium – 0.9%
7,033	Aedifica SA (Equity Real Estate Investment Trusts (REITs))	951,593
29,762	Elia System Operator SA (Electric Utilities)	2,870,254
7,868	Shurgard Self Storage SA (Real Estate Management & Development)	286,213

		4,108,060

Brazil – 0.2%
184,058	Neoenergia SA (Electric Utilities)	1,105,826

Canada – 7.7%
53,338	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	2,281,193
103,500	Dream Industrial Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,093,343
227,659	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	9,256,711
144,800	First Capital Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,371,026
8,838	Hydro One Ltd.(a) (Electric Utilities)	179,645
119,777	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,522,328

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
81,837	Keyera Corp. (Oil, Gas & Consumable Fuels)	$ 2,135,281
56,105	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,148,558
261,532	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	2,551,291
222,650	TC Energy Corp. (Oil, Gas & Consumable Fuels)	12,209,242
11,400	Waste Connections, Inc. (Commercial Services & Supplies)	1,097,934

		36,846,552

China – 1.4%
6,652,001	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,375,031
392,917	ENN Energy Holdings Ltd. (Gas Utilities)	4,567,620
9,938	GDS Holdings Ltd. ADR* (IT Services)	513,894
548,000	Zhejiang Expressway Co. Ltd. Class H (Transportation Infrastructure)	447,369

		6,903,914

Denmark(a) – 0.7%
30,271	Orsted A/S (Electric Utilities)	3,301,710

Finland – 0.4%
110,301	Kojamo Oyj (Real Estate Management & Development)	2,028,219

France – 4.2%
3,110	Aeroports de Paris (Transportation Infrastructure)	588,413
27,582	Gecina SA (Equity Real Estate Investment Trusts (REITs))	5,212,503
235,205	Getlink SE (Transportation Infrastructure)	4,149,317
6,600	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts (REITs))	897,398
82,373	Vinci SA (Construction & Engineering)	9,126,026

		19,973,657

Germany – 2.2%
48,642	alstria office REIT AG (Equity Real Estate Investment Trusts (REITs))	965,008
12,068	Deutsche Wohnen SE (Real Estate Management & Development)	510,600
20,353	TLG Immobilien AG (Real Estate Management & Development)	696,361

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
146,596	Vonovia SE (Real Estate Management & Development)	$ 8,367,128

		10,539,097

Hong Kong – 3.6%
694,117	CK Asset Holdings Ltd. (Real Estate Management & Development)	4,434,681
550,000	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	389,014
476,000	Guangdong Investment Ltd. (Water Utilities)	966,123
159,805	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	717,469
179,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	953,840
524,601	Link REIT (Equity Real Estate Investment Trusts (REITs))	5,305,033
720,269	New World Development Co. Ltd. (Real Estate Management & Development)	899,711
165,386	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,303,885
185,966	Swire Properties Ltd. (Real Estate Management & Development)	577,314
997,000	Towngas China Co. Ltd.* (Gas Utilities)	617,633

		17,164,703

Ireland – 0.1%
250,431	Hibernia REIT PLC (Equity Real Estate Investment Trusts (REITs))	381,060

Italy – 0.7%
38,091	Atlantia SpA (Transportation Infrastructure)	934,682
95,163	Infrastrutture Wireless Italiane SpA(a) (Diversified Telecommunication Services)	989,442
195,399	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	1,363,159

		3,287,283

Japan – 7.4%
291	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,549,605

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
164	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 1,314,356
367	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	185,401
11,400	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	525,416
342	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	230,725
168	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,226,790
330	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,650,755
418	Kenedix Retail REIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,035,790
718	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,158,864
236,168	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	4,625,223
325,560	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	8,622,620
402	Mitsui Fudosan Logistics Park, Inc. (Equity Real Estate Investment Trusts (REITs))	1,947,764
286	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	2,316,801
301	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	865,298
1,409	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,976,977
38,083	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	1,402,045
39,000	Tokyo Gas Co. Ltd. (Gas Utilities)	857,454
135,704	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	956,623
11,900	West Japan Railway Co. (Road & Rail)	1,006,857

		35,455,364

Luxembourg – 0.1%
31,631	SES SA (Media)	388,199

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – 0.5%
98,137	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	$ 1,212,930
205,257	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	964,177

		2,177,107

Netherlands – 1.5%
30,428	InterXion Holding NV* (IT Services)	2,648,149
64,986	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	3,479,753
16,188	NSI NV (Equity Real Estate Investment Trusts (REITs))	883,302

		7,011,204

New Zealand – 0.2%
148,340	Auckland International Airport Ltd. (Transportation Infrastructure)	825,680

Singapore – 1.6%
932,200	CapitaLand Ltd. (Real Estate Management & Development)	2,456,510
44,102	City Developments Ltd. (Real Estate Management & Development)	339,909
606,618	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	1,279,262
1,527,570	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,365,701
1,183,405	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	1,049,333
951,045	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	1,282,370

		7,773,085

Spain – 2.6%
85,751	Cellnex Telecom SA(a) (Diversified Telecommunication Services)	4,264,840
162,523	Ferrovial SA (Construction & Engineering)	5,162,613
120,175	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,610,298
89,700	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,272,253

		12,310,004

Shares	Description	Value

Common Stocks – (continued)
Sweden – 0.6%
131,013	Fabege AB (Real Estate Management & Development)	$ 2,245,777
39,077	Hufvudstaden AB Class A (Real Estate Management & Development)	774,485

		3,020,262

Switzerland – 0.8%
5,769	Flughafen Zurich AG (Transportation Infrastructure)	1,002,266
19,392	PSP Swiss Property AG (Real Estate Management & Development)	2,932,205

		3,934,471

Thailand – 0.2%
366,000	Airports of Thailand PCL (Transportation Infrastructure)	823,519

United Kingdom – 5.8%
47,717	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	741,426
347,500	Capital & Counties Properties PLC (Real Estate Management & Development)	1,115,103
30,050	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	1,628,137
58,114	Great Portland Estates PLC (Equity Real Estate Investment Trusts (REITs))	714,598
237,318	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	2,934,274
548,306	National Grid PLC (Multi-Utilities)	7,285,163
181,459	Primary Health Properties PLC (Equity Real Estate Investment Trusts (REITs))	377,156
256,043	Segro PLC (Equity Real Estate Investment Trusts (REITs))	3,074,539
88,921	Severn Trent PLC (Water Utilities)	3,028,266
169,947	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	313,187
366,771	Tritax EuroBox PLC(a) (Equity Real Estate Investment Trusts (REITs))	435,241
209,298	UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	3,514,266

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
185,859	United Utilities Group PLC (Water Utilities)	$ 2,486,925

		27,648,281

United States – 50.1%
7,183	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	1,172,266
45,854	Alliant Energy Corp. (Electric Utilities)	2,721,893
52,057	American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,371,717
38,905	American Homes 4 Rent Class A (Equity Real Estate Investment Trusts (REITs))	1,063,274
72,946	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	16,904,506
40,605	American Water Works Co., Inc. (Water Utilities)	5,530,401
59,988	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,067,786
99,532	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,494,971
28,005	Atmos Energy Corp. (Gas Utilities)	3,277,425
47,105	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	10,207,182
18,505	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,652,692
72,000	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,437,120
63,808	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	7,173,933
100,638	CenterPoint Energy, Inc. (Multi-Utilities)	2,664,894
118,892	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,043,162
58,525	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,395,428
64,983	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	9,737,053
14,300	CSX Corp. (Road & Rail)	1,091,662
29,000	CubeSmart (Equity Real Estate Investment Trusts (REITs))	918,430
31,028	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	1,888,054
34,637	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	4,260,005

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
17,912	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	$ 650,385
83,769	Edison International (Electric Utilities)	6,412,517
64,501	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	1,662,191
696	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	410,452
109,805	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	7,988,314
136,021	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,755,540
9,725	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,012,416
7,419	Evergy, Inc. (Electric Utilities)	535,355
42,774	Eversource Energy (Electric Utilities)	3,954,029
7,070	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	782,508
17,700	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,212,854
14,722	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	628,629
68,179	FirstEnergy Corp. (Electric Utilities)	3,462,811
61,756	Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	901,638
191,133	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	6,878,877
66,253	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,082,574
186,338	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	6,771,523
333,257	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	10,487,598
23,438	JBG SMITH Properties (Equity Real Estate Investment Trusts (REITs))	950,411
303,917	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	6,342,748
16,006	Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,811,559
169,285	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,749,663

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
82,915	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	$ 2,648,305
8,356	NextEra Energy, Inc. (Electric Utilities)	2,241,079
119,109	NiSource, Inc. (Multi-Utilities)	3,491,085
5,177	Norfolk Southern Corp. (Road & Rail)	1,077,903
34,056	NorthWestern Corp. (Multi-Utilities)	2,621,290
9,463	ONE Gas, Inc. (Gas Utilities)	894,253
335,200	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,712,912
21,819	Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	478,709
38,569	Plains GP Holdings LP Class A* (Oil, Gas & Consumable Fuels)	642,174
173,901	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	16,151,925
40,756	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	3,195,678
65,443	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	3,153,698
77,100	Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,657,650
34,313	SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	8,563,152
35,846	Sempra Energy (Multi-Utilities)	5,758,301
21,536	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,867,518
37,786	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,994,345
16,837	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	542,825
69,612	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,540,838
66,500	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	1,483,615
122,851	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,541,787
4,946	Union Pacific Corp. (Road & Rail)	887,411
106,397	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,851,440
34,960	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	2,968,454

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
13,180	Xcel Energy, Inc. (Electric Utilities)	$ 911,924

		239,396,717

TOTAL COMMON STOCKS (Cost $398,480,679)		$463,680,560

Shares	Dividend Rate	Value

Investment Company(b) – 3.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,160,131	1.535%	$ 16,160,131
(Cost $16,160,131)

TOTAL INVESTMENTS – 100.5% (Cost $414,640,810)		$479,840,691

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(2,456,740)

NET ASSETS – 100.0%		$477,383,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	JPY	34,206,543	USD	311,656	02/04/20	$4,110

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy and underlying funds (“Underlying Funds”) is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price on short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-

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clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the

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DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2020:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$829,016	$936,903	$—
Asia	10,185,059	58,048,846	—
Australia and Oceania	—	4,000,082	—
Europe	13,291,671	95,879,819	—
North America	205,089,823	44,946	—
South America	3,453,229	580,681	—
Fixed Income
Corporate Obligations	—	251	—
Exchange Traded Funds	23,282,502	—	—
Investment Companies	54,827,843	—	—
Short-term Investments	59,886	—	—

Total	$311,019,029	$159,491,277	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$976,161	$—
Futures Contracts	569,838	—	—

Total	$569,838	$976,161	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,020,521)	$—

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MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$—	$251,604,005	$—
Corporate Obligations	—	369,864,033	—
Bank Loans	—	171,118,460	531,816
Unfunded Loan Committment	—	145,906	—
Common Stock and/or Other Equity Investments(a)
North America	2,563,608	1,634,582	18,831
Warrants	—	20,886	—
Investment Company	84,381,337	—	—

Total	$86,944,945	$794,387,872	$550,647

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$225,391	$—
Credit Default Swap Contracts(b)	—	21,242	—
Options Purchased	—	31,737	—

Total	$—	$278,370	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(719,513)	$—
Credit Default Swap Contracts	—	(5,805)	—

Total	$—	$(725,318)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,425,577	$60,695,008	$—
Australia and Oceania	1,008,786	16,997,050	—
Europe	21,268,994	76,662,513	—
North America	278,420,376	—	—
South America	1,202,256	—	—
Investment Company	16,160,131	—	—

Total	$325,486,120	$154,354,571	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$4,110	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

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Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the

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creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.